UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05038
Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 E. 7th Street
Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)
Jason K. Mitchell
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 E. 7th Street
Saint Paul, Minnesota 55101-4930
Copy to:
John V. O'Hanlon, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110
(Name and address of agent for service)
Registrant's telephone number, including area code:
651-228-0935
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Reports to Stockholders.
(a) The Semi-Annual Report to Shareholders is filed herewith.
(b) Not Applicable.

Clearwater Core Equity Fund
TICKER: QWVPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Clearwater Core Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Core Equity Fund	$13	0.25%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,015,337,164
Total number of portfolio holdings	541
Total advisory fees paid	$4,224,881
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.50%
NVIDIA Corp.	6.22%
Apple, Inc.	5.98%
Amazon.Com, Inc.	3.16%
Meta Platforms, Inc., Class A	2.71%
Alphabet, Inc., Class A	2.51%
Berkshire Hathaway, Inc., Class B	1.65%
Broadcom, Inc.	1.45%
Alphabet, Inc., Class C	1.44%
Eli Lilly & Co.	1.12%
Sector Allocation
Availability of Additional Information
Scan the QR code at left or visit https://connect.rightprospectus.com/Clearwater to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (855) 684-9144.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 684-9144 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Clearwater Select Equity Fund
TICKER: QWVOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Clearwater Select Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Select Equity Fund	$44	0.89%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$419,273,159
Total number of portfolio holdings	1,070
Total advisory fees paid	$2,842,098
Portfolio turnover rate as of the end of the reporting period	60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Steelcase, Inc., Class A	1.35%
Malibu Boats, Inc., Class A	0.99%
Gildan Activewear, Inc.	0.94%
WSFS Financial Corp.	0.94%
Columbia Banking System, Inc.	0.90%
American Woodmark Corp.	0.85%
CNO Financial Group, Inc.	0.83%
Air Lease Corp.	0.79%
Glacier Bancorp, Inc.	0.77%
Winnebago Industries, Inc.	0.76%
Sector Allocation
Availability of Additional Information
Scan the QR code at left or visit https://connect.rightprospectus.com/Clearwater to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (855) 684-9144.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 684-9144 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Clearwater Tax-Exempt Bond Fund
TICKER: QWVQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Clearwater Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Tax-Exempt Bond Fund	$16	0.31%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$742,764,014
Total number of portfolio holdings	754
Total advisory fees paid	$2,136,085
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
MINNESOTA ST HSG FIN AGY	0.69%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.69%
UTAH ST HSG CORP	0.69%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.69%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.59%
UTAH ST HSG CORP	0.55%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.54%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.53%
UTAH ST HSG CORP	0.51%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.49%
State Allocation
Availability of Additional Information
Scan the QR code at left or visit https://connect.rightprospectus.com/Clearwater to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (855) 684-9144.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 684-9144 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Clearwater International Fund
TICKER: QCVAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Clearwater International Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Fund	$37	0.73%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,040,828,043
Total number of portfolio holdings	882
Total advisory fees paid	$5,109,741
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Arch Capital Group Ltd.	2.04%
Novo Nordisk A/S, Class B	1.90%
Safran S.A.	1.65%
UBS Group A.G. (Registered)	1.52%
Novartis A.G. (Registered)	1.21%
Samsung Electronics Co. Ltd.	1.21%
ASML Holding N.V. (Registered)	1.18%
Astrazeneca PLC	1.17%
ABB Ltd. (Registered)	1.16%
Unilever PLC	1.08%
Sector Allocation
Availability of Additional Information
Scan the QR code at left or visit https://connect.rightprospectus.com/Clearwater to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (855) 684-9144.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 684-9144 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund
Clearwater Select Equity Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund
Financial Statements
for the period ended
June 30, 2024

Clearwater Investment Trust
Financial Statements
For the Six Months Ended June 30, 2024 (Unaudited)
Table of Contents

1	Statements of Assets and Liabilities
2	Statements of Operations
3	Statements of Changes in Net Assets
4	Financial Highlights
8	Notes to Financial Statements
26	Schedules of Investments
26	Core Equity Fund
35	Select Equity Fund
52	Tax-Exempt Bond Fund
76	International Fund
93	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
94	Proxy Disclosures for Open-End Management Investment Companies
95	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
96	Statement Regarding Basis for Approval of Investment Advisory Contract

CLEARWATER INVESTMENT TRUST
Statements of Assets and Liabilities
June 30, 2024 (unaudited)

	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (including securities on loan of: $0, $1,377,650, $0 and $1,287,209, respectively); (identified cost: $472,116,363, $385,844,465, $808,014,488 and $761,453,471, respectively)	$1,015,339,337	423,057,513	750,869,857	1,039,499,278
Foreign currencies, at value (cost: $0, $23,705, $0 and $6,155,106, respectively)	-	23,705	-	6,131,724
Cash (restricted: $0, $0, $1,580,800 and $0, respectively)	-	116,858	2,328,375	411,430
Receivable for securities sold	-	15,548,154	8,579	229,774
Receivable for variation margin on futures contracts	-	-	262,130	-
Receivable for shares of beneficial interest sold	-	2,700	-	-
Accrued dividend and interest receivable	569,414	281,481	8,663,841	2,023,693
Foreign tax reclaim receivable	8,468	901	-	2,521,673
Total assets	1,015,917,219	439,031,312	762,132,782	1,050,817,572
Liabilities
Payables for investment securities purchased	-	16,444,273	16,881,690	4,825,940
Payable for fund shares redeemed	-	72,000	-	266,400
Accrued investment advisory fee	580,055	864,053	555,668	1,883,678
Payables for when-issued securities purchased	-	-	1,496,826	-
Payable for dividend distribution	-	-	434,579	-
Payable for variation margin on futures contracts	-	-	5	-
Payable upon return of securities loaned	-	1,413,290	-	1,339,941
Deferred foreign capital gains taxes payable	-	-	-	1,514,833
Short-term financing	-	964,537	-	158,737
Total liabilities	580,055	19,758,153	19,368,768	9,989,529
Net assets	$1,015,337,164	419,273,159	742,764,014	1,040,828,043
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 12,681,616, 23,120,664, 84,557,179 and 50,086,367 shares outstanding, respectively)	$480,328,745	423,160,816	818,036,281	727,041,050
Distributable earnings	535,008,419	(3,887,657)	(75,272,267)	313,786,993
Net assets	$1,015,337,164	419,273,159	742,764,014	1,040,828,043
Net asset value per share of outstanding capital stock	$80.06	18.13	8.78	20.78
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Operations
for the six months ended June 30, 2024 (unaudited)

	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $2,342, $18,904, $0 and $1,752,391, respectively)	$6,857,025	2,937,781	1,384,267	14,721,445
Interest	-	-	15,405,649	-
Net income from securities loaned	-	23,570	-	66,780
Total income	6,857,025	2,961,351	16,789,916	14,788,225
Expenses:
Investment advisory fee	4,224,881	2,842,098	2,136,085	5,109,741
Other expenses	185	185	185	185
Total expenses	4,225,066	2,842,283	2,136,270	5,109,926
Less: waivers of investment advisory fee or other expense reimbursements	(3,058,384)	(973,830)	(1,019,188)	(1,385,953)
Net expenses	1,166,682	1,868,453	1,117,082	3,723,973
Net investment income	5,690,343	1,092,898	15,672,834	11,064,252
Net realized gain (loss) on:
Security transactions	10,964,971	13,827,413	(2,627,471)	36,151,775
Foreign currency transactions	-	489	-	(177,340)
Futures contracts	-	-	839,219	-
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions (net of increase (decrease) in deferred foreign taxes of $0, $0, $0 and $(428,135), respectively)	118,775,529	(11,998,828)	787,854	10,621,969
Futures contracts	-	-	3,618,107	-
Translation of other assets and liabilities denominated in foreign currencies	-	645	-	(220,701)
Net gain (loss) on investments	129,740,500	1,829,719	2,617,709	46,375,703
Net increase (decrease) in net assets resulting from operations	$135,430,843	2,922,617	18,290,543	57,439,955
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Changes in Net Assets
for the six months ended June 30, 2024 (unaudited) and the year ended December 31, 2023

	Core Equity Fund		Select Equity Fund
	06/30/2024	12/31/2023	06/30/2024	12/31/2023
Operations:
Net investment income	$5,690,343	11,829,634	1,092,898	1,041,364
Net realized gain (loss)	10,964,971	10,666,582	13,827,902	(13,084,286)
Net increase (decrease) in unrealized appreciation/depreciation	118,775,529	158,649,433	(11,998,183)	84,148,596
Net increase in net assets resulting from operations	135,430,843	181,145,649	2,922,617	72,105,674
Distributions to shareholders	-	(12,352,174)	-	(1,896,867)
Capital share transactions:
Proceeds from shares sold	37,843,576	68,918,661	14,316,580	19,158,752
Reinvestment of distributions from net investment income and net realized gain	-	12,351,716	-	1,896,564
Payments for shares redeemed	(29,905,993)	(96,265,333)	(25,029,668)	(29,147,108)
Net increase (decrease) in net assets from capital share transactions	7,937,583	(14,994,956)	(10,713,088)	(8,091,792)
Total increase (decrease) in net assets	143,368,426	153,798,519	(7,790,471)	62,117,015
Net assets:
At the beginning of the period	871,968,738	718,170,219	427,063,630	364,946,615
At the end of the period	$1,015,337,164	871,968,738	419,273,159	427,063,630

	Tax-Exempt Bond Fund		International Fund
	06/30/2024	12/31/2023	06/30/2024	12/31/2023
Operations:
Net investment income	$15,672,834	28,757,022	11,064,252	16,760,091
Net realized gain (loss)	(1,788,252)	(10,789,304)	35,974,435	23,903,758
Net increase in unrealized appreciation/depreciation	4,405,961	23,354,980	10,401,268	129,062,825
Net increase in net assets resulting from operations	18,290,543	41,322,698	57,439,955	169,726,674
Distributions to shareholders	(15,704,495)	(28,876,661)	-	(23,498,478)
Capital share transactions:
Proceeds from shares sold	47,497,611	250,097,392	22,788,387	44,485,551
Reinvestment of distributions from net investment income and net realized gain	15,557,930	28,845,923	-	23,498,478
Payments for shares redeemed	(23,341,324)	(156,560,083)	(54,782,082)	(76,876,505)
Net increase (decrease) in net assets from capital share transactions	39,714,217	122,383,232	(31,993,695)	(8,892,476)
Total increase in net assets	42,300,265	134,829,269	25,446,260	137,335,720
Net assets:
At the beginning of the period	700,463,749	565,634,480	1,015,381,783	878,046,063
At the end of the period	$742,764,014	700,463,749	1,040,828,043	1,015,381,783
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Core Equity Fund	2024 (Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$69.31	55.93	68.01	55.11	48.14	37.97
Income (loss) from investment operations:
Net investment income	0.45	0.97	0.81	0.72	0.71	0.72
Net realized and unrealized gains (losses)	10.30	13.40	(12.06)	14.36	7.22	10.32
Total from investment operations	10.75	14.37	(11.25)	15.08	7.93	11.04
Less distributions to shareholders from:
Net investment income	-	(0.99)	(0.76)	(0.69)	(0.71)	(0.66)
Net realized gain	-	-	(0.07)	(1.49)	(0.25)	(0.21)
Total distributions to shareholders:	-	(0.99)	(0.83)	(2.18)	(0.96)	(0.87)
Net asset value, end of period	$80.06	69.31	55.93	68.01	55.11	48.14
Total return (a)	15.51%	25.71%	(16.58)%	27.44%	16.54%	29.11%
Net assets, end of period (000s omitted)	$1,015,337	871,969	718,170	879,589	616,984	543,171
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l)	0.25%	0.26%	0.26%	0.29%	0.31%	0.35%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l)	1.21%	1.51%	1.50%	1.13%	1.49%	1.54%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l)	0.56%	0.87%	0.86%	0.52%	0.90%	0.99%
Portfolio turnover rate (excluding short-term securities)	15.10%	67.52%	62.80%	33.97%	37.16%	33.73%

(a)
Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2024, the investment advisory fee, net of voluntary waivers, decreased to 0.24%. Also effective April 1, 2024, the Adviser increased the voluntary waiver to 0.66%.
(e)	Effective January 1, 2024, the investment advisory fee, net of voluntary waivers, increased to 0.26%. Also effective January 1, 2024, the Adviser decreased the voluntary waiver to 0.64%.
(f)	Effective April 1, 2023, the investment advisory fee, net of voluntary waivers, decreased to 0.25%. Also effective April 1, 2023, the Adviser increased the voluntary waiver to 0.65%.
(g)	Effective January 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.28%. Also effective January 1, 2023, the Adviser decreased the voluntary waiver to 0.62%.
(h)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.27%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.63%.
(i)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.26%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.64%.
(j)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.25%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.65%.
(k)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.30%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.60%.
(l)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.59%.
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Select Equity Fund	2024 (Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.01	15.08	19.76	20.09	18.45	14.90
Income (loss) from investment operations:
Net investment income	0.05	0.05	0.03	0.07	0.11	0.14
Net realized and unrealized gains (losses)	0.07	2.96	(4.37)	2.20	1.95	3.79
Total from investment operations	0.12	3.01	(4.34)	2.27	2.06	3.93
Less distributions to shareholders from:
Net investment income	-	(0.08)	-	(0.06)	(0.11)	(0.11)
Net realized gain	-	-	(0.34)	(2.54)	(0.31)	(0.27)
Total distributions to shareholders:	-	(0.08)	(0.34)	(2.60)	(0.42)	(0.38)
Net asset value, end of period	$18.13	18.01	15.08	19.76	20.09	18.45
Total return (a)	0.72%	19.97%	(22.01)%	11.77%	11.25%	26.40%
Net assets, end of period (000s omitted)	$419,273	427,064	364,947	534,067	455,974	373,425
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l)	0.89%	0.96%	0.94%	0.88%	0.94%	0.98%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l)	0.52%	0.27%	0.16%	0.26%	0.70%	0.64%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l)	0.06%	(0.12)%	(0.25)%	(0.21)%	0.29%	0.27%
Portfolio turnover rate (excluding short-term securities)	60.01%	50.13%	55.76%	109.01%	102.30%	64.32%

(a)
Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2024, the investment advisory fee, net of voluntary waivers, decreased to 0.82%. Also effective April 1, 2024, the Adviser increased the voluntary waiver to 0.53%.
(e)	Effective January 1, 2024, the investment advisory fee, net of voluntary waivers, increased to 0.96%. Also effective January 1, 2024, the Adviser decreased the voluntary waiver to 0.39%.
(f)	Effective October 1, 2023, the investment advisory fee, net of voluntary waivers, decreased to 0.94%. Also effective October 1, 2023, the Adviser increased the voluntary waiver to 0.41%.
(g)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.97%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.38%.
(h)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.93%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.42%.
(i)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, increased to 0.89%. Also effective October 1, 2021, the Adviser decreased the voluntary waiver to 0.46%.
(j)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.87%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.48%.
(k)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.91%. Also effective October 1, 2020, the Adviser increased the voluntary waiver to 0.44%.
(l)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.95%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.40%.
See accompanying notes to financial statements.
5(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Tax-Exempt Bond Fund	2024 (Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.76	8.59	10.17	10.14	10.13	9.82
Income (loss) from investment operations:
Net investment income	0.19	0.38	0.34	0.36	0.39	0.40
Net realized and unrealized gains (losses)	0.02	0.17	(1.50)	0.03	0.03	0.34
Total from investment operations	0.21	0.55	(1.16)	0.39	0.42	0.74
Less distributions to shareholders from:
Net investment income	(0.19)	(0.38)	(0.35)	(0.36)	(0.41)	(0.43)
Net realized gain	-	-	(0.07)	-	-	-
Total distributions to shareholders:	(0.19)	(0.38)	(0.42)	(0.36)	(0.41)	(0.43)
Net asset value, end of period	$8.78	8.76	8.59	10.17	10.14	10.13
Total return (a)	2.45%	6.64%	(11.39)%	3.89%	4.26%	7.69%
Net assets, end of period (000s omitted)	$742,764	700,464	565,634	732,494	616,839	603,277
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	0.31%	0.30%	0.27%	0.28%	0.29%	0.32%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	4.41%	4.45%	3.79%	3.52%	3.85%	4.05%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	4.12%	4.15%	3.46%	3.20%	3.54%	3.77%
Portfolio turnover rate (excluding short-term securities)	9.46%	47.10%	29.22%	16.91%	17.21%	12.53%

(a)
Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2024, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective April 1, 2024, the Adviser increased the voluntary waiver to 0.29%.
(e)	Effective January 1, 2024, the investment advisory fee, net of voluntary waivers, increased to 0.32%. Also effective January 1, 2024, the Adviser decreased the voluntary waiver to 0.28%.
(f)	Effective October 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.31%. Also effective October 1, 2023, the Adviser decreased the voluntary waiver to 0.29%.
(g)	Effective January 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.29%. Also effective January 1, 2023, the Adviser decreased the voluntary waiver to 0.31%.
(h)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.28%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.32%.
(i)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.27%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(j)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.31%.
See accompanying notes to financial statements.
6(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
International Fund	2024 (Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.64	16.81	21.14	20.16	17.28	14.08
Income (loss) from investment operations:
Net investment income	0.22	0.33	0.34	0.36	0.20	0.29
Net realized and unrealized gains (losses)	0.92	2.96	(4.45)	2.68	3.07	3.43
Total from investment operations	1.14	3.29	(4.11)	3.04	3.27	3.72
Less distributions to shareholders from:
Net investment income	-	(0.46)	(0.16)	(0.42)	(0.17)	(0.30)
Net realized gain	-	-	(0.06)	(1.64)	(0.22)	(0.22)
Total distributions to shareholders:	-	(0.46)	(0.22)	(2.06)	(0.39)	(0.52)
Net asset value, end of period	$20.78	19.64	16.81	21.14	20.16	17.28
Total return (a)	5.80%	19.66%	(19.45)%	15.39%	19.02%	26.47%
Net assets, end of period (000s omitted)	$1,040,828	1,015,382	878,046	1,090,945	867,784	711,851
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m)	0.73%	0.71%	0.66%	0.65%	0.66%	0.68%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m)	2.16%	1.77%	1.99%	1.61%	1.17%	1.88%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k), (l), (m)	1.89%	1.48%	1.65%	1.26%	0.83%	1.56%
Portfolio turnover rate (excluding short-term securities)	15.76%	29.09%	73.81%	39.50%	39.61%	49.69%

(a)
Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Annualized for periods less than one year.
(d)	Effective January 1, 2024, the investment advisory fee, net of voluntary waivers, increased to 0.73%. Also effective January 1, 2024, the Adviser decreased the voluntary waiver to 0.27%.
(e)	Effective October 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.72%. Also effective October 1, 2023, the Adviser decreased the voluntary waiver to 0.28%.
(f)	Effective April 1, 2023, the investment advisory fee, net of voluntary waivers, decreased to 0.70%. Also effective April 1, 2023, the Adviser increased the voluntary waiver to 0.30%.
(g)	Effective January 1, 2023, the investment advisory fee, net of voluntary waivers, increased to 0.71%. Also effective January 1, 2023, the Adviser decreased the voluntary waiver to 0.29%.
(h)	Effective July 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective July 1, 2022, the Adviser decreased the voluntary waiver to 0.30%.
(i)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.65%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.35%.
(j)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.40%.
(k)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, increased to 0.67%. Also effective April 1, 2021, the Adviser decreased the voluntary waiver to 0.33%.
(l)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective October 1, 2020, the Adviser decreased the voluntary waiver to 0.32%.
(m)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.35%.
See accompanying notes to financial statements.
7(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
(1) Organization
Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund ("Select Equity Fund"), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”).  Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers.  The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future.  The investment objective of the Core Equity, Select Equity and International Funds is long-term capital growth.  The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.
Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser.  FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.
The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.
Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles.  The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers.  The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”) and AQR Capital Management, LLC (“AQR”).  The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric and the remaining assets will be allocated to AQR.  Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P 500® Index (the “Index”) as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Index at any given time. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Select Equity Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund may obtain exposure to equity securities through investment in exchange-traded funds and other investment companies. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P., Parametric, Pzena Investment Management LLC, Rice Hall James & Associates, LLC and Wasatch Global Investors. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 35% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s four other subadvisers that provide day-to-day management of the Fund. The percentage of the Fund’s assets allocated to Parametric will change from time to time in the discretion of the Adviser and could be higher or lower in the future. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index and the Russell 2000® Growth Index, respectively, as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: MacKay Shields LLC and Sit Fixed Income Advisors II, LLC. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers).  In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership, WCM Investment Management, LLC and LSV Asset Management. The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 15% to 25% of the Fund’s assets will be allocated to Parametric, and the remaining assets

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
(2) Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
The significant accounting policies followed by the Funds are as follows:
(a) Investments in Securities
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.  Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
With respect to the Funds' investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. This may occur particularly with respect to certain foreign equity securities held by a Fund, whereby the valuation designee may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.
Non cash dividends are recognized as investment income at the fair value of the property received.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
(b) Foreign Currency Translation
The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.
(c) Futures Contracts
The Tax-Exempt Bond Fund invests in long and short financial futures contracts for hedging purposes or to gain exposure to interest rate risk. When used as a hedge, the Fund will purchase and sell various kinds of futures contracts. The Fund will also enter into closing purchase and sale transactions with respect to any such futures contracts. The futures contracts may be based on various interest rates or indices. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian or broker of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized appreciation or depreciation. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts within Net realized gain (loss) on: Futures contracts, and any unrealized gains or losses on open futures contracts within Net increase (decrease) in unrealized appreciation/depreciation on: Futures contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
(d) Forward Foreign Currency Exchange Contracts
The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position.  The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates.  Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates.  Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
closing transaction with the same counterparty or is extinguished by delivery of the currency.  Realized gains or losses, if any, are recorded within Net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations.  Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the counterparty to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.  The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.  The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. There were no outstanding forward foreign currency exchange contracts as of June 30, 2024.
(e) Spot Contracts
The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.
(f) Master Limited Partnerships
The International Fund invests in Master Limited Partnerships (“MLPs”). The benefits derived from the Fund's investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
(g) Delayed Delivery Transactions and When-Issued Securities
Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
(h) Short-Term Investments
The Core Equity, Select Equity, Tax-Exempt Bond and International Funds currently invest in Institutional Shares of the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.
(i) Recoverable Taxes
The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclaims. All reclaims are paid directly to the applicable Funds.
(j) Federal Taxes
The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption deferred foreign capital gains taxes payable and as a reduction in net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in net realized gain (loss) on security transactions.
Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2020, 2021, 2022 and 2023 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.  Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Funds.  The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Further, the Trust is not aware of any tax positions for which it is reasonably possible that

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax character of distributions by the Funds during the years ended December 31, 2023 and 2022 was as follows:

	Tax-Exempt		Ordinary Income
	2023	2022	2023	2022
Core Equity Fund	$ —	$ —	$12,223,108	$9,858,156
Select Equity Fund	—	—	1,761,996	3,612,091
Tax-Exempt Bond Fund	27,234,076	24,829,757	1,611,581	398,516
International Fund	—	—	23,498,478	8,561,325

	Long-Term Capital Gains		Tax Return of Capital
	2023	2022	2023	2022
Core Equity Fund	$—	$893,896	$129,066	$—
Select Equity Fund	—	4,513,527	134,871	—
Tax-Exempt Bond Fund	—	4,760,355	—	—
International Fund	—	3,026,118	—	—

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$—	$—	$—	$2,118,924
Undistributed tax-exempt income	—	—	229,215	—
Accumulated capital losses and other	(22,084,993)	(53,102,319)	(19,462,085)	(1,881,157)
Unrealized appreciation/depreciation	421,662,569	46,292,045	(58,337,431)	256,109,271
Other temporary differences	—	—	(288,014)	—
Total	$399,577,576	$(6,810,274)	$(77,858,315)	$256,347,038
Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The primary reasons for permanent differences are the Funds realization of gains on in-kind redemptions that are not recognized for tax purposes. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
December 31, 2023, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Distributable earnings	$(27,714,265)	$(2,993,556)	$—	$(11,225,680)
Additional paid-in capital	27,714,265	2,993,556	—	11,225,680
(k) Distributions to Shareholders
Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Select Equity and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders.
(l) Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(m) Indemnification
Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.
(n) Cash and Restricted Cash
Cash, including cash denominated in foreign currencies, represents cash on hand and demand deposits held at financial institutions. Cash equivalents include short-term, highly liquid investments of sufficient credit quality that are readily convertible to known amounts of cash and have original maturities of three months or less. Cash equivalents are carried at cost, plus accrued interest, which approximates fair value. Cash equivalents are held to meet short-term liquidity requirements, rather than for investment purposes. Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.
Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Funds consider cash collateral posted with counterparties for derivative contracts to be restricted cash.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
(3) Fair Value Measurements
Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2024.
	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,009,945,477	$—	$—	$1,009,945,477
Escrows	—	—	— *	—
Rights	—	—	— *	—
Short-Term Investments	5,393,860	—	—	5,393,860
Total	$1,015,339,337	$—	$—	$1,015,339,337

* Security has been deemed worthless and is a Level 3 investment.
(a) For the Core Equity Fund, the investment value is comprised of equity securities, escrows, rights and short-term investments (money market funds). See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Investment in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at June 30, 2024.

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
	Select Equity Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$410,569,943	$—	$— *	$410,569,943
Escrows	—	—	— *	—
Short-Term Investments	12,487,570	—	—	12,487,570
Total	$423,057,513	$—	$—	$423,057,513

* Security has been deemed worthless and is a Level 3 investment.
(b) For the Select Equity Fund, the investment value is comprised of equity securities, escrows and short-term investments (money market funds). See the Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at June 30, 2024.
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$30,089,286	$—	$—	$30,089,286
Municipal Bonds
Alabama	—	4,373,383	—	4,373,383
Alaska	—	4,687	—	4,687
Arizona	—	9,711,689	—	9,711,689
Arkansas	—	2,639,274	—	2,639,274
California	—	35,926,093	—	35,926,093
Colorado	—	23,525,184	—	23,525,184
Connecticut	—	3,780,988	—	3,780,988
Delaware	—	2,589,220	—	2,589,220
District of Columbia	—	9,189,511	—	9,189,511
Florida	—	100,475,757	—	100,475,757
Georgia	—	10,301,075	—	10,301,075
Guam	—	634,776	—	634,776
Idaho	—	7,489,137	—	7,489,137
Illinois	—	30,460,860	—	30,460,860
Indiana	—	8,736,317	—	8,736,317
Iowa	—	8,417,052	—	8,417,052
Kansas	—	2,293,754	—	2,293,754
Kentucky	—	5,357,273	—	5,357,273
Louisiana	—	12,597,600	—	12,597,600
Maine	—	1,508,128	—	1,508,128
Maryland	—	4,243,032	—	4,243,032

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Massachusetts	$—	$15,951,542	$—	$15,951,542
Michigan	—	29,084,468	—	29,084,468
Minnesota	—	10,036,146	—	10,036,146
Mississippi	—	1,287,924	—	1,287,924
Missouri	—	14,992,839	—	14,992,839
Montana	—	2,020,521	—	2,020,521
Nebraska	—	2,900,584	—	2,900,584
Nevada	—	4,629,736	—	4,629,736
New Hampshire	—	3,997,604	—	3,997,604
New Jersey	—	20,979,766	—	20,979,766
New Mexico	—	12,671,666	—	12,671,666
New York	—	37,005,827	—	37,005,827
North Carolina	—	10,961,940	—	10,961,940
North Dakota	—	7,090,641	—	7,090,641
Ohio	—	23,746,764	—	23,746,764
Oklahoma	—	7,528,150	—	7,528,150
Oregon	—	4,708,670	—	4,708,670
Pennsylvania	—	16,683,301	—	16,683,301
Puerto Rico	—	5,170,789	—	5,170,789
Rhode Island	—	1,954,624	—	1,954,624
South Carolina	—	9,553,453	—	9,553,453
South Dakota	—	1,512,970	—	1,512,970
Tennessee	—	16,864,823	—	16,864,823
Texas	—	67,273,199	—	67,273,199
Utah	—	39,715,668	—	39,715,668
Vermont	—	313,120	—	313,120
Virgin Islands, U.S.	—	499,373	—	499,373
Virginia	—	12,419,362	—	12,419,362
Washington	—	7,559,623	—	7,559,623
West Virginia	—	6,724,940	—	6,724,940
Wisconsin	—	13,284,110	—	13,284,110
Short-Term Investments	27,401,638	—	—	27,401,638
Total	$57,490,924	$693,378,933	$—	$750,869,857
(c) For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds and short-term investments (money market funds). Investments in closed-end funds securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.
Tax-Exempt Bond Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(783,871)	$—	$—	$(783,871)
The futures contracts outstanding at June 30, 2024 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Futures contracts are shown on a gross basis in the above table, but the net increase/(decrease) in unrealized appreciation/(depreciation) on futures contracts is shown on the Statements of Operations.
	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Egypt	$—	$359,670	$—	$359,670
Israel	5,453,837	2,501,103	—	7,954,940
New Zealand	—	105,794	—	105,794
Russia	—	—	— *	—
Saudi Arabia	—	1,903,659	—	1,903,659
United Arab Emirates	—	—	— *	—
All other countries	978,292,916	—	—	978,292,916
Participatory Notes	4,665,790	—	—	4,665,790
Preferred Stocks	6,654,788	—	—	6,654,788
Rights	—	58,341	—	58,341
Warrants	—	—	— *	—
Short-Term Investments	39,503,380	—	—	39,503,380
Total	$1,034,570,711	$4,928,567	$—	$1,039,499,278

* Security has been deemed worthless and is a Level 3 investment.
(d) For the International Fund, the investment value is comprised of equity securities, participatory notes, preferred stocks, rights, warrants and short-term investments (money market funds). See the International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at June 30, 2024.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
(4) Investment Security Transactions
The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2024, were as follows:
	Purchases	Sales
Core Equity Fund	$154,521,526	$141,343,117
Select Equity Fund	248,627,681	258,210,854
Tax-Exempt Bond Fund	116,658,836	64,992,656
International Fund	155,090,323	182,077,021

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October capital losses for tax purposes, and the recharacterization of income recognition on investments in passive foreign investment companies.
At June 30, 2024, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Funds	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Core Equity Fund	$541,027,290	$(699,169)	$540,328,121	$475,011,216
Select Equity Fund	69,512,160	(34,719,446)	34,792,714	388,264,799
Tax-Exempt Bond Fund	9,563,644	(67,897,093)	(58,333,449)	808,419,435
International Fund	309,923,804	(41,322,111)	268,601,693	770,897,585

(5) Capital Share Transactions
Transactions in capital shares for the six months ended June 30, 2024 and the fiscal year ended December 31, 2023 were as follows:
	Core Equity Fund		Select Equity Fund
	2024	2023	2024	2023
Sold	501,544	1,102,343	795,337	1,179,421
Issued for reinvestment of distributions	—	180,238	—	107,698
Redeemed	(400,558)	(1,543,257)	(1,388,315)	(1,776,719)
Net increase (decrease)	100,986	(260,676)	(592,978)	(489,600)

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
	Tax-Exempt Bond Fund		International Fund
	2024	2023	2024	2023
Sold	5,438,086	28,837,453	1,160,809	2,413,778
Issued for reinvestment of distributions	1,785,457	3,371,399	—	1,225,155
Redeemed	(2,671,067)	(18,032,068)	(2,771,727)	(4,162,141)
Net increase (decrease)	4,552,476	14,176,784	(1,610,918)	(523,208)
(6) Capital Loss Carryforward
At December 31, 2023, the Funds had the following short term capital loss carry-forwards and long term capital loss carry forwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carry-forward may be limited. During the year ended December 31, 2023, the International Fund utilized $11,492,286 in capital loss carryforwards to offset capital gains.
	Short-Term	Long-Term	Total
Core Equity Fund	$22,084,993	$—	$22,084,993
Select Equity Fund	34,001,571	19,076,488	53,078,059
Tax-Exempt Bond Fund	2,162,268	17,299,817	19,462,085
International Fund	1,881,157	—	1,881,157
(7) Expenses and Related-Party Transactions
The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. Management fees are calculated and accrued daily, and are paid quarterly. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. For the period ending June 30, 2024, voluntary waivers on management fees were as follows:
Management Fees Voluntary Waivers
	Voluntary Waiver % Prior to April 1, 2024	Voluntary Waiver % Effective April 1, 2024
Core Equity Fund	(0.64)	(0.66)
Select Equity Fund	(0.40)	(0.53)
Tax-Exempt Bond Fund	(0.28)	(0.29)
International Fund	(0.27)	(0.27)

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
Effective January 1, 2024, the net management fees actually paid for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.26%, 0.96%, 0.32% and 0.73%, respectively. Effective April 1, 2024, the net management fees actually paid for the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.24%, 0.82% and 0.31%, respectively.
The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.
In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or  other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios and are excluded from the voluntary waivers described above.
The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser.
The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.
(8) Derivative Instruments
Information concerning the types of derivatives in which the Tax-Exempt Bond Fund invests, the objectives for using them and their related risks can be found in Note 2 (c). Below are the types of derivatives held in the Tax-Exempt Bond Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2024, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The futures contracts presented below are not subject to master netting agreements or other similar agreements.
ASSETS				LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Counterparty
Tax-Exempt Bond Fund	Futures contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$783,871 *	RBC Capital Markets, LLC/J.P. Morgan Securities, LLC

*
Represents cumulative appreciation/depreciation on futures contracts as in the Schedules of Investments. Only the variation margin receivable/payable is reported within the Statements of Assets and Liabilities for futures contracts.

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CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
The following table sets forth, by primary risk exposure, the Tax-Exempt Bond Fund's net realized gain (loss) and net increase (decrease) in appreciation/depreciation on futures contracts for the six months ended June 30, 2024:
Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Location	Value
Tax-Exempt Bond Fund	Futures contracts	Net realized gain (loss) on futures contracts	$839,219	Tax-Exempt Bond Fund	Futures contracts	Net increase (decrease) in unrealized appreciation/ depreciation on futures contracts	$3,618,107

Derivative transactions are measured in terms of the notional amount. The following table presents, for the Tax-Exempt Bond Fund, the number of transactions and weighted average notional amount of futures contracts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2024.
Tax-Exempt Bond Fund
Future Contracts
Number of Transactions	Weighted Average Notional Amount
747	$14,923,439
(9) Short-term Financing
ReFlow Fund, LLC ("ReFlow") provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchases for a fee. The Fund then generally redeems those shares when it experiences net sales. The shares may be redeemed in-kind in accordance with the Fund’s redemption in-kind policies. The Fund is generally required to redeem the shares purchased by ReFlow within 30 days (15 days if redeemed in-kind). As such, the proceeds received from ReFlow’s purchase of fund shares is treated as a liability on the Statements of Assets and Liabilities. The fee paid on outstanding shares owned by ReFlow is based on an auction starting at a minimum bid of 0.14% and is paid by the Adviser under the unified advisory fee agreement. For the six months ended June 30, 2024, the Core Equity Fund had total redemptions in kind of $12,420,687, resulting in realized gains of $11,043,928. For the six months ended June 30, 2024, the Select Equity Fund had total redemptions in kind of $10,310,962, resulting in realized gains of $5,316,823. For the six months ended June 30, 2024, the International Fund had total redemptions in kind of $18,257,872, resulting in realized gains of $7,482,276. These realized gains

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
are not recognized for tax purposes as discussed in Note 2. During the period ended June 30, 2024, the Funds had the following activity:
	Average Amount Oustanding for Days in Use	Days Used
Core Equity Fund	$8,914	43
Select Equity Fund	14,452	88
International Fund	64,023	31

(10) Portfolio Securities Loaned
The Select Equity Fund and the International Fund participate in a securities lending program and have loaned portions of their investment portfolios during the period ended June 30, 2024. Under the program, the Funds loan securities to borrowers who post collateral for those loaned securities. The Securities Finance Trust Company serves as the Funds’ securities lending agent (the lending agent) who operates and maintains the securities lending program. The loans are governed by a securities lending agreement between the lending agent, acting on behalf of the Funds, and each borrowing counterparty. The fair value of securities on loan as of June 30, 2024 is recognized within investments in securities, at fair value, on the Statements of Assets and Liabilities.
Each borrower receives a negotiated interest rate, which is generally referred to as the rebate rate, on the cash that it delivers to the Funds as collateral for the securities loaned and agrees to pay a negotiated rate with respect to the loaned securities. The amount of these rates for each securities lending transaction may differ depending on several factors, including the demand for the security, tax considerations and the credit quality of the borrower. A net payment is generally made by the borrower with respect to these rates upon termination of the loan (the Net Rate). The value of the securities loan will be marked-to-market daily, and the borrower will be required to provide additional collateral if the posted amount falls below certain negotiated levels, and the lending agent (on behalf of the Funds) will be required to return collateral to the borrower if the amount of collateral posted is greater than such negotiated levels.
During the reporting period, the cash collateral received from borrowers related to the Funds’ securities lending activities was invested in the Institutional Shares of Fidelity Investments Money Market Government Portfolio and the daily residual was swept into the Northern Institutional Fund-U.S Government Select Portfolio. The short-term investments purchased with the cash collateral in the amount of $1,413,290 and $1,339,941 are included in Investments in Securities on the Statements of Assets and Liabilities of the Select Equity Fund and International Fund, respectively.
The Funds provide compensation to the lending agent in connection with operating and maintaining the securities lending program. The lending agent is compensated in an amount of 15% of gross revenues for the 12 month period commencing as of implementation date. The fee will then be increased to 20% for the first $1 million of gross revenues and 15% of any gross revenues in excess of $1 million. The revenues derived from the securities lending activities of the Funds depend on many factors, including the value of the securities available to be loaned, the demand for the securities available to be loaned, the actual percentage of the Fund’s securities that are on loan (the

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2024
utilization rate), the amount earned from the investment of any collateral and the amount of the fees or profit retained by the lending agent. All compensation, costs and expenses associated with the securities lending program are considered transaction charges that are borne by the Funds and are not an obligation of the Manager under the securities lending agency agreement. These transaction charges are netted with the income from securities lending and included in net income from securities loaned on the accompanying Statements of Operations.
The Funds’ securities lending program involves certain risks, including counterparty or borrower risk, collateral investment risk, replacement risk, operational, legal, tax and accounting risks. In the event the borrower does not meet its contractual obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.
The following is information on the securities lending activities by the lending agent as of June 30, 2024:
	Gross Amounts of Securities Loaned in Statements of Assets and Liabilities	% of Net Assets	Cash Collateral Received
Select Equity Fund	$1,377,650	0.33%	$1,413,290
International Fund	1,287,209	0.12%	1,339,941
At June 30, 2024, there were no offsetting of securities and they are presented on a gross basis.
(11) Recent Market Events
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and global macro factors including the impact of global diseases and related public health issues, growth concerns in the U.S. and overseas, rising and high interest rates, trade tensions, and armed conflicts in multiple locations. In particular, the events have resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, cancellations and market declines. Related political, social and economic disruptions may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
(12)  Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements were issued and has concluded that there are no additional events that require financial statement disclosure and/or adjustments to the financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2024 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
139,817	ALPHABET, INC., CLASS A	$6,383,270	25,467,666
79,769	ALPHABET, INC., CLASS C	3,958,572	14,631,230
99,969	AT&T, INC.	1,431,436	1,910,408
429	CHARTER COMMUNICATIONS, INC., CLASS A(b)	112,019	128,254
67,600	COMCAST CORP., CLASS A	1,026,668	2,647,216
8,300	ELECTRONIC ARTS, INC.	116,945	1,156,439
183	LIBERTY GLOBAL LTD., CLASS A(b)(c)	1,707	3,190
2,200	LIVE NATION ENTERTAINMENT, INC.(b)	158,424	206,228
3,638	MATCH GROUP, INC.(b)	109,340	110,522
54,451	META PLATFORMS, INC., CLASS A	6,696,609	27,455,283
5,974	NETFLIX, INC.(b)	1,320,678	4,031,733
2,675	NEWS CORP., CLASS A	12,252	73,750
2,595	OMNICOM GROUP, INC.	81,950	232,771
26,665	PLAYTIKA HOLDING CORP.(c)	185,999	209,854
2,400	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	278,732	373,176
13,937	T-MOBILE U.S., INC.	1,097,267	2,455,421
45,483	VERIZON COMMUNICATIONS, INC.	1,466,075	1,875,719
24,518	WALT DISNEY (THE) CO.	486,136	2,434,392
32,602	WARNER BROS. DISCOVERY, INC.(b)	239,646	242,559
		25,163,725	85,645,811	8.44%
Consumer Discretionary:
5,800	AIRBNB, INC., CLASS A(b)	786,456	879,454
166,224	AMAZON.COM, INC.(b)	14,843,549	32,122,788
21,000	APTIV PLC(b)(c)	1,538,360	1,478,820
7,973	ARAMARK	229,724	271,241
20,189	AUTONATION, INC.(b)	2,402,494	3,217,723
451	AUTOZONE, INC.(b)	703,172	1,336,809
3,400	BATH & BODY WORKS, INC.	107,274	132,770
11,342	BEST BUY CO., INC.	515,925	956,017
1,289	BOOKING HOLDINGS, INC.	2,757,890	5,106,373
7,900	BORGWARNER, INC.	162,125	254,696
1,500	CAESARS ENTERTAINMENT, INC.(b)	58,213	59,610
2,268	CARMAX, INC.(b)	65,049	166,335
14,000	CARNIVAL CORP.(b)	128,765	262,080
11,815	CARTER'S, INC.	756,960	732,176
25,000	CHIPOTLE MEXICAN GRILL, INC.(b)	821,290	1,566,250
4,400	D.R. HORTON, INC.	453,043	620,092
1,700	DARDEN RESTAURANTS, INC.	112,210	257,244
500	DOMINO'S PIZZA, INC.	214,010	258,165
5,900	EBAY, INC.	115,326	316,948
12,508	EXPEDIA GROUP, INC.(b)	1,162,573	1,575,883
22,163	FORD MOTOR CO.	72,512	277,924
13,928	GAP (THE), INC.	139,153	332,740
2,400	GARMIN LTD.(c)	67,347	391,008
102,470	GENERAL MOTORS CO.	3,522,530	4,760,756
3,450	GENUINE PARTS CO.	102,425	477,204
10,855	H&R BLOCK, INC.	368,543	588,667
526	HASBRO, INC.	17,647	30,771
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	349,120
23,626	HOME DEPOT (THE), INC.	5,037,142	8,133,014
22,373	KOHL'S CORP.	482,388	514,355
2,535	LAS VEGAS SANDS CORP.	21,685	112,174
8,415	LENNAR CORP., CLASS A	894,807	1,261,156
15,160	LKQ CORP.	410,648	630,504
8,246	LOWE'S COS., INC.	1,537,267	1,817,913
137,990	MACY'S, INC.	1,552,160	2,649,408
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	710,320
4,802	MCDONALD'S CORP.	92,470	1,223,742
3,506	MGM RESORTS INTERNATIONAL(b)	139,053	155,807
600	MOHAWK INDUSTRIES, INC.(b)	26,796	68,154
1,175	MURPHY U.S.A., INC.	464,528	551,616
16,267	NIKE, INC., CLASS B	965,787	1,226,044
272	NVR, INC.(b)	845,094	2,064,088
400	O'REILLY AUTOMOTIVE, INC.(b)	421,928	422,424
7,289	PENSKE AUTOMOTIVE GROUP, INC.	953,453	1,086,207
5,366	PHINIA, INC.	157,476	211,206
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
870	POOL CORP.	$187,171	267,377
44,929	PULTEGROUP, INC.	2,961,362	4,946,683
3,341	PVH CORP.	247,023	353,712
4,443	ROSS STORES, INC.	455,544	645,657
3,708	ROYAL CARIBBEAN CRUISES LTD.(b)	148,859	591,166
23,500	STARBUCKS CORP.	154,545	1,829,475
5,800	TAPESTRY, INC.	163,077	248,182
21,871	TESLA, INC.(b)	3,643,528	4,327,833
21,883	TJX (THE) COS., INC.	1,300,984	2,409,318
34,739	TOLL BROTHERS, INC.	2,023,957	4,001,238
500	TRACTOR SUPPLY CO.	90,114	135,000
9,857	TRAVEL + LEISURE CO.	360,177	443,368
700	ULTA BEAUTY, INC.(b)	244,098	270,109
6,925	VF CORP.	83,617	93,488
15,027	WILLIAMS-SONOMA, INC.	1,801,895	4,243,174
1,554	WYNN RESORTS LTD.	31,066	139,083
3,600	YUM! BRANDS, INC.	428,099	476,856
		60,729,814	107,039,515	10.54%
Consumer Staples:
114,528	ALTRIA GROUP, INC.	5,026,546	5,216,750
14,601	ARCHER-DANIELS-MIDLAND CO.	419,168	882,630
2,500	BROWN-FORMAN CORP., CLASS B	108,293	107,975
10,165	BUNGE GLOBAL S.A.	961,262	1,085,317
10,068	CHURCH & DWIGHT CO., INC.	241,887	1,043,850
1,700	CLOROX (THE) CO.	210,031	231,999
69,073	COCA-COLA (THE) CO.	1,562,344	4,396,497
11,480	COLGATE-PALMOLIVE CO.	780,184	1,114,019
1,900	CONAGRA BRANDS, INC.	26,152	53,998
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	469,021
4,952	COSTCO WHOLESALE CORP.	2,055,832	4,209,151
3,000	DOLLAR GENERAL CORP.	350,215	396,690
1,924	DOLLAR TREE, INC.(b)	23,650	205,426
3,500	ESTEE LAUDER (THE) COS., INC., CLASS A	370,317	372,400
22,700	GENERAL MILLS, INC.	935,900	1,436,002
1,642	HERSHEY (THE) CO.	60,568	301,849
4,800	HORMEL FOODS CORP.	43,206	146,352
1,300	J.M. SMUCKER (THE) CO.	60,305	141,752
200	KENVUE, INC.	3,770	3,636
4,450	KIMBERLY-CLARK CORP.	417,244	614,990
3,705	KRAFT HEINZ (THE) CO.	26,475	119,375
89,548	KROGER (THE) CO.	2,896,870	4,471,132
1,833	LAMB WESTON HOLDINGS, INC.	73,271	154,119
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	99,316
47,867	MOLSON COORS BEVERAGE CO., CLASS B	2,357,976	2,433,080
17,969	MONDELEZ INTERNATIONAL, INC., CLASS A	803,237	1,175,891
2,272	MONSTER BEVERAGE CORP.(b)	64,265	113,486
21,513	PEPSICO, INC.	2,301,389	3,548,139
17,005	PHILIP MORRIS INTERNATIONAL, INC.	1,487,657	1,723,117
29,060	PROCTER & GAMBLE (THE) CO.	1,225,258	4,792,575
7,100	SYSCO CORP.	110,707	506,869
6,067	TARGET CORP.	621,165	898,159
5,367	TYSON FOODS, INC., CLASS A	167,122	306,670
16,230	WALGREENS BOOTS ALLIANCE, INC.	186,891	196,302
98,754	WALMART, INC.	3,524,013	6,686,633
		29,775,954	49,655,167	4.89%
Energy:
4,278	APA CORP.	130,326	125,944
26,382	BAKER HUGHES CO.	668,056	927,855
3,960	CHESAPEAKE ENERGY CORP.	328,786	325,472
42,276	CHEVRON CORP.	2,801,490	6,612,812
22,923	CONOCOPHILLIPS	557,203	2,621,933
8,000	COTERRA ENERGY, INC.	157,673	213,360
6,026	DEVON ENERGY CORP.	160,506	285,632
4,300	DIAMONDBACK ENERGY, INC.	659,132	860,817
28,184	EOG RESOURCES, INC.	2,758,967	3,547,520
5,500	EQT CORP.	198,354	203,390
83,886	EXXON MOBIL CORP.	5,417,687	9,656,956
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
5,762	HESS CORP.	$540,664	850,010
64,954	HF SINCLAIR CORP.	2,899,971	3,464,646
49,812	KINDER MORGAN, INC.	676,557	989,765
14,900	MARATHON OIL CORP.	233,138	427,183
22,974	MARATHON PETROLEUM CORP.	2,170,626	3,985,530
7,335	OCCIDENTAL PETROLEUM CORP.	106,521	462,325
7,700	ONEOK, INC.	271,699	627,935
5,572	OVINTIV, INC.	257,977	261,160
7,468	PHILLIPS 66	544,052	1,054,258
12,633	SCHLUMBERGER N.V.	253,679	596,025
2,900	TARGA RESOURCES CORP.	189,675	373,462
24,458	VALERO ENERGY CORP.	2,044,579	3,834,036
11,500	WILLIAMS (THE) COS., INC.	123,340	488,750
		24,150,658	42,796,776	4.22%
Financials:
4,579	AFLAC, INC.	225,517	408,950
8,300	ALLSTATE (THE) CORP.	197,623	1,325,178
7,933	AMERICAN EXPRESS CO.	715,083	1,836,886
36,540	AMERICAN INTERNATIONAL GROUP, INC.	1,839,014	2,712,730
1,345	AMERIPRISE FINANCIAL, INC.	198,388	574,571
2,648	AON PLC, CLASS A	436,378	777,400
3,211	ARCH CAPITAL GROUP LTD.(b)	104,134	323,958
1,500	ARTHUR J. GALLAGHER & CO.	257,016	388,965
23,467	ASSURANT, INC.	3,385,770	3,901,389
9,203	ASSURED GUARANTY LTD.	709,715	710,011
55,856	AXIS CAPITAL HOLDINGS LTD.	3,187,050	3,946,226
93,602	BANK OF AMERICA CORP.	689,814	3,722,552
17,865	BANK OF NEW YORK MELLON (THE) CORP.	638,467	1,069,935
41,232	BERKSHIRE HATHAWAY, INC., CLASS B(b)	8,373,048	16,773,178
1,700	BLACKROCK, INC.	1,093,208	1,338,444
8,976	BLACKSTONE, INC.	954,386	1,111,229
1,700	BROWN & BROWN, INC.	88,516	151,997
9,827	CAPITAL ONE FINANCIAL CORP.	508,599	1,360,548
19,408	CHARLES SCHWAB (THE) CORP.	268,271	1,430,176
5,185	CHUBB LTD.(c)	608,428	1,322,590
200	CINCINNATI FINANCIAL CORP.	20,055	23,620
98,804	CITIGROUP, INC.	3,988,449	6,270,102
4,794	CME GROUP, INC.	685,657	942,500
59,574	CNA FINANCIAL CORP.	2,598,666	2,744,574
2,000	COMERICA, INC.	80,100	102,080
79,228	COREBRIDGE FINANCIAL, INC.	1,588,177	2,307,119
300	CORPAY, INC.(b)	52,039	79,923
1,116	EURONET WORLDWIDE, INC.(b)	101,036	115,506
14,216	EVEREST GROUP LTD.	5,330,348	5,416,580
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	532,900
7,803	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,503	588,034
10,565	FIFTH THIRD BANCORP	109,297	385,517
361	FIRST CITIZENS BANCSHARES, INC., CLASS A	504,565	607,783
2,184	FISERV, INC.(b)	83,109	325,503
4,870	GLOBAL PAYMENTS, INC.	425,028	470,929
1,100	GLOBE LIFE, INC.	90,838	90,508
7,579	GOLDMAN SACHS GROUP (THE), INC.	807,418	3,428,133
1,200	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	26,940	120,648
43,846	HUNTINGTON BANCSHARES, INC.	221,602	577,890
7,140	INTERCONTINENTAL EXCHANGE, INC.	634,550	977,395
6,200	INVESCO LTD.	87,258	92,752
34,551	JANUS HENDERSON GROUP PLC(c)	1,114,398	1,164,714
50,092	JPMORGAN CHASE & CO.	2,064,862	10,131,608
20,104	KEYCORP	178,289	285,678
5,500	KKR & CO., INC.	607,672	578,820
32,300	LINCOLN NATIONAL CORP.	703,014	1,004,530
168	MARKEL GROUP, INC.(b)	253,026	264,711
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,554,481
14,567	MASTERCARD, INC., CLASS A	4,041,534	6,426,378
1,300	MERCURY GENERAL CORP.	38,019	69,082
5,731	METLIFE, INC.	201,149	402,259
84,222	MGIC INVESTMENT CORP.	1,181,306	1,814,984
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
2,100	MOODY'S CORP.	$584,215	883,953
1,100	MSCI, INC.	510,480	529,925
5,100	NASDAQ, INC.	42,534	307,326
10,498	NCR ATLEOS CORP.(b)	191,121	283,656
14,476	PAYPAL HOLDINGS, INC.(b)	730,777	840,042
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,106,085
10,575	POPULAR, INC.	728,404	935,147
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	141,210
7,688	PROGRESSIVE (THE) CORP.	858,806	1,596,874
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	691,421
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	129,791
6,699	REGIONS FINANCIAL CORP.	27,215	134,248
11,548	REINSURANCE GROUP OF AMERICA, INC.	1,764,081	2,370,458
12,862	RENAISSANCERE HOLDINGS LTD.	2,743,362	2,874,786
4,500	S&P GLOBAL, INC.	1,430,397	2,007,000
1,200	STATE STREET CORP.	76,367	88,800
108,321	SYNCHRONY FINANCIAL	2,937,634	5,111,668
3,549	T. ROWE PRICE GROUP, INC.	106,978	409,235
2,620	TRAVELERS (THE) COS., INC.	93,128	532,751
51,594	TRUIST FINANCIAL CORP.	1,332,829	2,004,427
20,785	U.S. BANCORP	423,741	825,165
83,549	UNUM GROUP	3,488,893	4,270,189
27,637	VISA, INC., CLASS A	5,298,811	7,253,883
11,782	W.R. BERKLEY CORP.	230,551	925,830
51,027	WELLS FARGO & CO.	729,863	3,030,494
345,156	WESTERN UNION (THE) CO.	3,881,476	4,217,806
1,300	WILLIS TOWERS WATSON PLC(c)	274,246	340,782
2,700	ZIONS BANCORP N.A.	52,466	117,099
		82,315,569	139,044,205	13.69%
Health Care:
13,634	ABBOTT LABORATORIES	366,364	1,416,709
27,641	ABBVIE, INC.	1,841,152	4,740,984
13,100	AGILENT TECHNOLOGIES, INC.	1,347,536	1,698,153
136	ALIGN TECHNOLOGY, INC.(b)	25,361	32,835
9,240	AMGEN, INC.	1,687,714	2,887,038
38	AVANOS MEDICAL, INC.(b)	563	757
3,809	BECTON, DICKINSON AND CO.	586,445	890,201
100	BIOGEN, INC.(b)	22,559	23,182
300	BIO-RAD LABORATORIES, INC., CLASS A(b)	83,253	81,933
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	2,525,928
25,280	BRISTOL-MYERS SQUIBB CO.	811,175	1,049,878
10,488	CARDINAL HEALTH, INC.	828,985	1,031,180
2,400	CATALENT, INC.(b)	117,344	134,952
5,700	CENCORA, INC.	95,209	1,284,210
7,743	CENTENE CORP.(b)	401,005	513,361
20,304	CIGNA GROUP (THE)	5,479,433	6,711,893
2,800	COOPER (THE) COS., INC.	219,407	244,440
37,206	CVS HEALTH CORP.	2,000,574	2,197,386
7,360	DANAHER CORP.	177,000	1,838,896
1,632	DENTSPLY SIRONA, INC.	38,726	40,653
6,300	DEXCOM, INC.(b)	120,085	714,294
1,295	EDWARDS LIFESCIENCES CORP.(b)	112,871	119,619
3,956	ELEVANCE HEALTH, INC.	1,492,651	2,143,598
12,539	ELI LILLY & CO.	2,487,604	11,352,560
32,791	EXELIXIS, INC.(b)	544,681	736,814
4,382	GE HEALTHCARE TECHNOLOGIES, INC.	212,654	341,446
17,117	GILEAD SCIENCES, INC.	144,409	1,174,397
400	GRAIL, INC.(b)	3,067	6,148
2,100	HCA HEALTHCARE, INC.	577,524	674,688
12,808	HOLOGIC, INC.(b)	601,798	950,994
1,659	HUMANA, INC.	562,742	619,885
3,087	IDEXX LABORATORIES, INC.(b)	1,195,016	1,503,986
2,400	ILLUMINA, INC.(b)	105,833	250,512
48,143	INCYTE CORP.(b)	2,665,853	2,918,429
2,800	INSULET CORP.(b)	505,243	565,040
4,900	INTUITIVE SURGICAL, INC.(b)	938,251	2,179,765
100	IONIS PHARMACEUTICALS, INC.(b)	3,269	4,766
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
3,773	IQVIA HOLDINGS, INC.(b)	$448,528	797,763
11,400	JAZZ PHARMACEUTICALS PLC(b)	1,296,710	1,216,722
24,061	JOHNSON & JOHNSON	1,540,210	3,516,756
500	LABCORP HOLDINGS, INC.	10,087	101,755
5,665	MCKESSON CORP.	1,361,240	3,308,587
303	MEDPACE HOLDINGS, INC.(b)	119,558	124,791
9,000	MEDTRONIC PLC(c)	729,410	708,390
39,478	MERCK & CO., INC.	1,057,231	4,887,377
400	METTLER-TOLEDO INTERNATIONAL, INC.(b)	426,640	559,036
9,400	MODERNA, INC.(b)	985,009	1,116,250
4,100	MOLINA HEALTHCARE, INC.(b)	997,794	1,218,930
9,381	ORGANON & CO.	158,498	194,187
64,302	PFIZER, INC.	1,053,596	1,799,170
1,400	QUEST DIAGNOSTICS, INC.	174,774	191,632
1,708	REGENERON PHARMACEUTICALS, INC.(b)	1,020,021	1,795,159
4,000	RESMED, INC.	81,990	765,680
1,200	REVVITY, INC.	125,255	125,832
18,682	SOLVENTUM CORP.(b)	995,944	987,904
1,200	STERIS PLC	207,009	263,448
2,500	STRYKER CORP.	638,016	850,625
5,122	THERMO FISHER SCIENTIFIC, INC.	2,069,867	2,832,466
8,927	UNITED THERAPEUTICS CORP.(b)	2,166,861	2,843,696
15,263	UNITEDHEALTH GROUP, INC.	4,303,523	7,772,835
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	524,831
7,705	VERTEX PHARMACEUTICALS, INC.(b)	2,020,274	3,611,488
95,985	VIATRIS, INC.	855,115	1,020,321
700	WATERS CORP.(b)	16,422	203,084
900	WEST PHARMACEUTICAL SERVICES, INC.	289,521	296,451
11,574	ZIMMER BIOMET HOLDINGS, INC.	997,483	1,256,126
6,047	ZOETIS, INC.	858,592	1,048,308
		55,848,142	101,541,110	10.00%
Industrials:
12,787	3M CO.	787,976	1,306,704
1,400	A.O. SMITH CORP.	72,742	114,492
18,520	ACUITY BRANDS, INC.	3,012,593	4,471,469
5,220	AGCO CORP.	558,092	510,934
100	ALLEGION PLC(c)	10,618	11,815
60,731	ALLISON TRANSMISSION HOLDINGS, INC.	2,634,784	4,609,483
26,700	AMERICAN AIRLINES GROUP, INC.(b)	301,315	302,511
5,175	AMETEK, INC.	73,221	862,724
6,866	AUTOMATIC DATA PROCESSING, INC.	382,249	1,638,846
1,000	AXON ENTERPRISE, INC.(b)	237,179	294,240
7,887	BOEING (THE) CO.(b)	1,061,422	1,435,513
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	435,961
24,584	BUILDERS FIRSTSOURCE, INC.(b)	1,989,498	3,402,671
2,100	C.H. ROBINSON WORLDWIDE, INC.	147,478	185,052
16,840	CARRIER GLOBAL CORP.	379,615	1,062,267
13,233	CATERPILLAR, INC.	1,137,992	4,407,912
4,300	CINTAS CORP.	667,194	3,011,118
11,500	COPART, INC.(b)	296,588	622,840
2,452	CRANE CO.	257,108	355,491
36,272	CSX CORP.	810,618	1,213,298
8,894	CUMMINS, INC.	2,182,729	2,463,015
3,193	DEERE & CO.	101,416	1,193,001
3,140	DELTA AIR LINES, INC.	71,588	148,962
225	DOVER CORP.	26,143	40,601
11,904	EATON CORP. PLC	189,018	3,732,499
3,561	EMCOR GROUP, INC.	649,186	1,300,050
4,205	EMERSON ELECTRIC CO.	460,447	463,223
900	EQUIFAX, INC.	149,184	218,214
2,900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	275,171	361,891
300	FASTENAL CO.	15,808	18,852
2,856	FEDEX CORP.	262,842	856,343
7,076	FORTIVE CORP.	372,199	524,332
112,174	GATES INDUSTRIAL CORP. PLC(b)	1,259,261	1,773,471
4,661	GE VERNOVA, INC.(b)	443,355	799,408
100	GENERAC HOLDINGS, INC.(b)	14,013	13,222
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
4,751	GENERAL DYNAMICS CORP.	$962,857	1,378,455
49,104	GENERAL ELECTRIC CO.	3,916,652	7,806,063
13,888	HONEYWELL INTERNATIONAL, INC.	1,142,851	2,965,643
25,039	HOWMET AEROSPACE, INC.	299,194	1,943,778
5,712	HUBBELL, INC.	1,323,044	2,087,622
8,759	HUNTINGTON INGALLS INDUSTRIES, INC.	2,068,810	2,157,604
1,371	IDEX CORP.	119,804	275,845
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,143,095
4,000	INGERSOLL RAND, INC.	219,892	363,360
1,100	JB HUNT TRANSPORT SERVICES, INC.	170,918	176,000
1,459	JOHNSON CONTROLS INTERNATIONAL PLC(c)	47,158	96,980
1,352	L3HARRIS TECHNOLOGIES, INC.	46,888	303,632
2,400	LOCKHEED MARTIN CORP.	851,739	1,121,040
14,998	MANPOWERGROUP, INC.	1,073,689	1,046,860
4,963	MASCO CORP.	206,868	330,883
2,477	NORFOLK SOUTHERN CORP.	379,182	531,787
3,271	NORTHROP GRUMMAN CORP.	397,418	1,425,992
7,800	OLD DOMINION FREIGHT LINE, INC.	666,125	1,377,480
8,522	OSHKOSH CORP.	744,636	922,080
5,320	OTIS WORLDWIDE CORP.	90,693	512,103
27,805	OWENS CORNING	2,565,671	4,830,285
45,365	PACCAR, INC.	3,283,088	4,669,873
4,628	PARKER-HANNIFIN CORP.	350,966	2,340,889
4,185	PAYCHEX, INC.	426,655	496,174
487	PAYCOM SOFTWARE, INC.	65,618	69,660
2,719	PENTAIR PLC(c)	57,667	208,466
363	QUANTA SERVICES, INC.	74,430	92,235
682	RB GLOBAL, INC.	35,812	52,077
3,217	REPUBLIC SERVICES, INC.	303,852	625,192
1,400	ROCKWELL AUTOMATION, INC.	373,784	385,392
9,817	ROLLINS, INC.	237,405	478,971
22,328	RTX CORP.	983,016	2,241,508
17,901	RYDER SYSTEM, INC.	1,534,307	2,217,576
8,800	SOUTHWEST AIRLINES CO.	233,962	251,768
2,157	STANLEY BLACK & DECKER, INC.	66,841	172,323
14,290	TEXTRON, INC.	991,624	1,226,939
10,805	TRANE TECHNOLOGIES PLC(c)	554,386	3,554,089
600	TRANSDIGM GROUP, INC.	296,945	766,566
23,566	UBER TECHNOLOGIES, INC.(b)	1,481,680	1,712,777
5,902	UNION PACIFIC CORP.	369,465	1,335,386
4,200	UNITED AIRLINES HOLDINGS, INC.(b)	166,805	204,372
8,168	UNITED PARCEL SERVICE, INC., CLASS B	848,133	1,117,791
4,560	UNITED RENTALS, INC.	773,617	2,949,089
2,121	VERALTO CORP.	14,727	202,492
494	VERISK ANALYTICS, INC.	83,738	133,158
2,626	VERTIV HOLDINGS CO., CLASS A	117,276	227,333
62,365	VESTIS CORP.	737,452	762,724
8,650	WASTE MANAGEMENT, INC.	135,675	1,845,391
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	189,660
3,200	XYLEM, INC.	174,704	434,016
		53,625,184	107,922,899	10.63%
Information Technology:
10,486	ACCENTURE PLC, CLASS A(c)	2,498,625	3,181,557
16,670	ADOBE, INC.(b)	4,110,935	9,260,852
21,464	ADVANCED MICRO DEVICES, INC.(b)	292,097	3,481,675
13,400	AMPHENOL CORP., CLASS A	490,411	902,758
6,236	ANALOG DEVICES, INC.	500,303	1,423,429
400	ANSYS, INC.(b)	88,560	128,600
288,256	APPLE, INC.	19,969,234	60,712,479
22,003	APPLIED MATERIALS, INC.	2,258,501	5,192,488
29,348	APPLOVIN CORP., CLASS A(b)	386,742	2,442,341
3,900	ARISTA NETWORKS, INC.(b)	478,381	1,366,872
23,454	ARROW ELECTRONICS, INC.(b)	2,682,468	2,832,305
2,986	AUTODESK, INC.(b)	374,912	738,886
25,946	AVNET, INC.	1,082,080	1,335,960
9,193	BROADCOM, INC.	5,199,226	14,759,637
10,600	CADENCE DESIGN SYSTEMS, INC.(b)	718,375	3,262,150
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
7,000	CDW CORP.	$292,424	1,566,880
81,635	CISCO SYSTEMS, INC.	2,063,243	3,878,479
6,894	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	276,484	468,792
15,600	CORNING, INC.	85,176	606,060
3,600	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	1,394,271	1,379,484
64,769	DROPBOX, INC., CLASS A(b)	1,422,924	1,455,359
2,400	ENPHASE ENERGY, INC.(b)	184,897	239,304
954	EPAM SYSTEMS, INC.(b)	163,143	179,457
100	F5, INC.(b)	14,240	17,223
3,788	FAIR ISAAC CORP.(b)	1,989,470	5,639,044
1,510	FIRST SOLAR, INC.(b)	259,459	340,445
27,615	FORTINET, INC.(b)	393,491	1,664,356
357	GARTNER, INC.(b)	91,624	160,314
22,781	GEN DIGITAL, INC.	207,695	569,069
373	GODADDY, INC., CLASS A(b)	26,125	52,112
224,647	HEWLETT PACKARD ENTERPRISE CO.	2,897,244	4,755,777
118,750	HP, INC.	3,220,928	4,158,625
43,865	INTEL CORP.	749,882	1,358,499
11,723	INTERNATIONAL BUSINESS MACHINES CORP.	1,192,830	2,027,493
3,680	INTUIT, INC.	523,933	2,418,533
24,838	JABIL, INC.	2,008,533	2,702,126
400	KEYSIGHT TECHNOLOGIES, INC.(b)	32,788	54,700
5,476	KLA CORP.	1,781,428	4,515,017
4,493	LAM RESEARCH CORP.	421,510	4,784,371
8,368	MICROCHIP TECHNOLOGY, INC.	38,920	765,672
31,399	MICRON TECHNOLOGY, INC.	688,959	4,129,910
147,602	MICROSOFT CORP.	18,048,913	65,970,714
600	MONOLITHIC POWER SYSTEMS, INC.	229,398	493,008
1,900	MOTOROLA SOLUTIONS, INC.	402,783	733,495
511,320	NVIDIA CORP.	6,027,159	63,168,473
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	1,029,269
5,510	ON SEMICONDUCTOR CORP.(b)	247,293	377,710
20,177	ORACLE CORP.	1,298,764	2,848,992
4,600	PALO ALTO NETWORKS, INC.(b)	1,260,033	1,559,446
2,400	PTC, INC.(b)	82,674	436,008
23,122	PURE STORAGE, INC., CLASS A(b)	1,255,016	1,484,664
1,200	QORVO, INC.(b)	117,599	139,248
21,649	QUALCOMM, INC.	2,349,625	4,312,048
1,500	ROPER TECHNOLOGIES, INC.	519,077	845,490
13,390	SALESFORCE, INC.	939,415	3,442,569
5,500	SEAGATE TECHNOLOGY HOLDINGS PLC	51,728	567,985
2,755	SERVICENOW, INC.(b)	607,145	2,167,276
16,480	SKYWORKS SOLUTIONS, INC.	1,466,918	1,756,438
830	SUPER MICRO COMPUTER, INC.(b)	697,822	680,060
5,400	SYNOPSYS, INC.(b)	495,975	3,213,324
16,454	TD SYNNEX CORP.	1,757,320	1,898,792
800	TE CONNECTIVITY LTD.	98,296	120,344
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	232,788
4,600	TERADYNE, INC.	82,730	682,134
27,783	TEXAS INSTRUMENTS, INC.	936,448	5,404,627
7,049	TRIMBLE, INC.(b)	94,849	394,180
500	TYLER TECHNOLOGIES, INC.(b)	190,425	251,390
41,485	UIPATH, INC., CLASS A(b)	473,287	526,030
876	VERISIGN, INC.(b)	140,628	155,753
5,145	WESTERN DIGITAL CORP.(b)	87,708	389,837
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	123,572
32,408	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	1,985,901	1,918,230
		106,094,516	328,232,984	32.33%
Materials:
2,494	AIR PRODUCTS AND CHEMICALS, INC.	383,160	643,577
6,800	ALBEMARLE CORP.	604,412	649,536
32,570	AMCOR PLC(c)	224,047	318,535
4,165	AVERY DENNISON CORP.	371,149	910,677
11,110	BERRY GLOBAL GROUP, INC.	614,155	653,823
1,200	CELANESE CORP.	115,535	161,868
2,663	CF INDUSTRIES HOLDINGS, INC.	183,618	197,382
7,862	CORTEVA, INC.	164,943	424,076
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
8,062	DOW, INC.	$185,436	427,689
7,362	DUPONT DE NEMOURS, INC.	218,512	592,567
4,359	EASTMAN CHEMICAL CO.	327,148	427,051
3,991	ECOLAB, INC.	236,070	949,858
1,600	FMC CORP.	80,467	92,080
18,900	FREEPORT-MCMORAN, INC.	283,370	918,540
10,171	HUNTSMAN CORP.	245,188	231,594
3,421	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	222,567	325,713
131	INTERNATIONAL PAPER CO.	3,948	5,653
6,465	LINDE PLC	1,521,181	2,836,907
14,539	LYONDELLBASELL INDUSTRIES N.V., CLASS A	818,939	1,390,801
700	MARTIN MARIETTA MATERIALS, INC.	27,965	379,260
100	MOSAIC (THE) CO.	2,773	2,890
15,300	NEWMONT CORP.	462,552	640,611
6,407	NUCOR CORP.	888,483	1,012,818
1,000	PACKAGING CORP. OF AMERICA	114,697	182,560
5,172	PPG INDUSTRIES, INC.	123,888	651,103
6,906	RELIANCE, INC.	1,664,590	1,972,354
1,400	SEALED AIR CORP.	24,528	48,706
8,978	STEEL DYNAMICS, INC.	954,094	1,162,651
1,744	UNITED STATES STEEL CORP.	55,031	65,923
2,100	VULCAN MATERIALS CO.	63,441	522,228
2,340	WESTLAKE CORP.	246,316	338,879
3,358	WESTROCK CO.	99,509	168,773
		11,531,712	19,306,683	1.90%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	105,195	245,637
6,280	AMERICAN TOWER CORP.	786,190	1,220,706
1,934	AVALONBAY COMMUNITIES, INC.	225,956	400,125
3,288	BXP, INC.	161,579	202,409
900	CAMDEN PROPERTY TRUST	21,980	98,199
15,300	CROWN CASTLE, INC.	1,126,465	1,494,810
4,357	DIGITAL REALTY TRUST, INC.	551,769	662,482
1,316	EQUINIX, INC.	434,420	995,686
5,416	EQUITY RESIDENTIAL	174,162	375,545
675	ESSEX PROPERTY TRUST, INC.	73,174	183,735
3,200	EXTRA SPACE STORAGE, INC.	340,075	497,312
1,000	FEDERAL REALTY INVESTMENT TRUST	55,846	100,970
70	GAMING AND LEISURE PROPERTIES, INC.	2,761	3,165
7,000	HEALTHPEAK PROPERTIES, INC.	63,668	137,200
10,322	HOST HOTELS & RESORTS, INC.	73,056	185,589
7,700	INVITATION HOMES, INC.	228,811	276,353
2,300	IRON MOUNTAIN, INC.	103,917	206,126
6,872	KIMCO REALTY CORP.	64,575	133,729
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	256,698
12,218	PROLOGIS, INC.	363,049	1,372,204
1,735	PUBLIC STORAGE	227,274	499,073
4,002	REALTY INCOME CORP.	82,345	211,386
3,900	REGENCY CENTERS CORP.	85,344	242,580
2,100	SBA COMMUNICATIONS CORP.	214,169	412,230
7,934	SIMON PROPERTY GROUP, INC.	704,821	1,204,381
33	SUN COMMUNITIES, INC.	3,122	3,971
4,100	UDR, INC.	63,318	168,715
100	VENTAS, INC.	4,045	5,126
13,565	VICI PROPERTIES, INC.	322,828	388,502
6,400	WELLTOWER, INC.	403,819	667,200
4,916	WEYERHAEUSER CO.	62,194	139,565
		7,262,625	12,991,409	1.28%
Utilities:
5,100	AES (THE) CORP.	67,956	89,607
2,000	ALLIANT ENERGY CORP.	24,835	101,800
1,600	AMEREN CORP.	40,872	113,776
3,000	AMERICAN ELECTRIC POWER CO., INC.	134,394	263,220
2,700	AMERICAN WATER WORKS CO., INC.	320,977	348,732
400	ATMOS ENERGY CORP.	43,880	46,660
6,000	CENTERPOINT ENERGY, INC.	71,768	185,880
10,200	CMS ENERGY CORP.	115,866	607,206
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
4,975	CONSOLIDATED EDISON, INC.	$318,863	444,864
3,900	CONSTELLATION ENERGY CORP.	226,779	781,053
15,373	DOMINION ENERGY, INC.	546,490	753,277
8,900	DTE ENERGY CO.	709,034	987,989
7,151	DUKE ENERGY CORP.	220,926	716,745
4,325	EDISON INTERNATIONAL	135,088	310,578
2,864	ENTERGY CORP.	233,541	306,448
22,374	EVERGY, INC.	1,024,899	1,185,151
4,961	EVERSOURCE ENERGY	125,492	281,338
10,500	EXELON CORP.	342,581	363,405
6,800	FIRSTENERGY CORP.	186,942	260,236
186,416	HAWAIIAN ELECTRIC INDUSTRIES, INC.	1,955,502	1,681,472
30,654	NEXTERA ENERGY, INC.	1,028,039	2,170,610
7,100	NISOURCE, INC.	49,003	204,551
1,500	NRG ENERGY, INC.	77,833	116,790
10,300	PG&E CORP.	139,468	179,838
13,100	PINNACLE WEST CAPITAL CORP.	782,497	1,000,578
9,600	PPL CORP.	221,808	265,440
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	88,440
7,400	SEMPRA	239,277	562,844
11,800	SOUTHERN (THE) CO.	382,948	915,326
3,600	VISTRA CORP.	314,054	309,528
1,600	WEC ENERGY GROUP, INC.	91,440	125,536
		10,224,604	15,768,918	1.55%
	Sub-total Common Stocks:	466,722,503	1,009,945,477	99.47%
Escrows:
Communication Services:
1,360	GCI LIBERTY, INC., CLASS A(b)(d)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
300	ABIOMED, INC. (CONTINGENT VALUE RIGHTS)(b)(d)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
5,393,860	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.19%(e)	5,393,860	5,393,860
	Sub-total Short-Term Investments:	5,393,860	5,393,860	0.53%
	Grand total	$472,116,363	1,015,339,337	100.00%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of June 30, 2024, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.43% of net assets.

(d)	Security has been deemed worthless and is a Level 3 investment.
(e)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $5,157,828 with net purchases of $236,032 during the six months ended June 30, 2024.

See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
1,377	BANDWIDTH, INC., CLASS A(b)	$23,256	23,244
100	CABLE ONE, INC.	35,648	35,400
1,896	CARDLYTICS, INC.(b)	15,581	15,566
8,377	CARGURUS, INC.(b)	196,709	219,477
7,472	CARS.COM, INC.(b)	111,147	147,198
9,446	CINEMARK HOLDINGS, INC.(b)	143,641	204,223
4,612	COGENT COMMUNICATIONS HOLDINGS, INC.	258,534	260,301
16,140	ECHOSTAR CORP., CLASS A(b)	168,131	287,453
92,597	EVENTBRITE, INC., CLASS A(b)	774,101	448,170
1,989	EVERQUOTE, INC., CLASS A(b)	39,955	41,491
3,989	GOGO, INC.(b)	36,084	38,374
3,856	GRINDR, INC.(b)	40,782	47,198
300	IAC, INC.(b)	13,977	14,055
962	IBOTTA, INC., CLASS A(b)	72,314	72,304
1,171	IDT CORP., CLASS B	44,782	42,062
6,320	INTEGRAL AD SCIENCE HOLDING CORP.(b)	61,214	61,430
883	LIONS GATE ENTERTAINMENT CORP., CLASS A(b)	8,424	8,318
4,984	LIONS GATE ENTERTAINMENT CORP., CLASS B(b)	44,786	42,713
2,064	MADISON SQUARE GARDEN ENTERTAINMENT CORP.(b)	80,470	70,651
200	MADISON SQUARE GARDEN SPORTS CORP.(b)	33,916	37,626
1,176	MAGNITE, INC.(b)	15,640	15,629
3,035	NEW YORK TIMES (THE) CO., CLASS A	87,577	155,422
1,603	NEXXEN INTERNATIONAL LTD. ADR(b)(c)(d)	9,166	9,009
2,045	PUBMATIC, INC., CLASS A(b)	45,877	41,534
6,563	QUINSTREET, INC.(b)	100,035	108,880
1,200	SCHOLASTIC CORP.	36,378	42,564
600	SHENANDOAH TELECOMMUNICATIONS CO.	9,628	9,798
26,792	SHUTTERSTOCK, INC.	1,531,133	1,036,850
28,128	TECHTARGET, INC.(b)	976,956	876,750
743	TELEPHONE AND DATA SYSTEMS, INC.	14,622	15,402
7,800	THRYV HOLDINGS, INC.(b)	144,188	138,996
500	TRIPADVISOR, INC.(b)	8,975	8,905
6,226	YELP, INC.(b)	205,081	230,051
2,801	ZIFF DAVIS, INC.(b)	140,376	154,195
		5,529,084	4,961,239	1.18%
Consumer Discretionary:
30,059	1-800-FLOWERS.COM, INC., CLASS A(b)	876,372	286,162
5,252	ABERCROMBIE & FITCH CO., CLASS A(b)	683,503	934,016
3,046	ACADEMY SPORTS & OUTDOORS, INC.	131,037	162,200
1,241	ACUSHNET HOLDINGS CORP.	78,194	78,779
76,123	ADIENT PLC(b)	2,747,143	1,880,999
51	ADTALEM GLOBAL EDUCATION, INC.(b)	3,339	3,479
30,200	ADVANCE AUTO PARTS, INC.	2,068,242	1,912,566
131,890	AMERICAN EAGLE OUTFITTERS, INC.	2,239,146	2,632,524
100	AMERICA'S CAR-MART, INC.(b)	6,196	6,021
57,772	ARHAUS, INC.	515,961	978,658
500	ASBURY AUTOMOTIVE GROUP, INC.(b)	84,891	113,935
4,143	BJ'S RESTAURANTS, INC.(b)	145,155	143,762
4,763	BLOOMIN' BRANDS, INC.	93,604	91,592
3,622	BOOT BARN HOLDINGS, INC.(b)	281,101	466,984
4,353	BRINKER INTERNATIONAL, INC.(b)	164,660	315,114
4,764	BUCKLE (THE), INC.	182,223	175,982
28,311	CARPARTS.COM, INC.(b)	47,615	28,311
1,210	CARVANA CO.(b)	104,577	155,751
764	CAVCO INDUSTRIES, INC.(b)	297,700	264,474
108,077	CENTURY CASINOS, INC.(b)	1,276,617	299,373
1,929	CENTURY COMMUNITIES, INC.	86,775	157,522
2,906	CHEESECAKE FACTORY (THE), INC.	106,001	114,177
5,008	CHUY'S HOLDINGS, INC.(b)	105,280	129,807
4,535	COURSERA, INC.(b)	32,498	32,471
1,000	CRACKER BARREL OLD COUNTRY STORE, INC.	45,000	42,160
946	CRICUT, INC., CLASS A	4,844	5,667
128,462	DANA, INC.	1,556,080	1,556,959
12,893	DENNY'S CORP.(b)	207,499	91,540
1,283	DESPEGAR.COM CORP.(b)(d)	16,986	16,974
3,160	DORMAN PRODUCTS, INC.(b)	283,285	289,077
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
76,503	DREAM FINDERS HOMES, INC., CLASS A(b)	$1,580,002	1,975,307
752	DUOLINGO, INC.(b)	175,035	156,920
4,000	ENVELA CORP.(b)	18,322	17,960
399	ETHAN ALLEN INTERIORS, INC.	9,673	11,128
66,230	EVGO, INC.(b)	120,113	162,264
1,882	FIGS, INC., CLASS A(b)	9,368	10,031
7,800	FOOT LOCKER, INC.	132,332	194,376
1,900	FOX FACTORY HOLDING CORP.(b)	94,748	91,561
8,215	FRONTDOOR, INC.(b)	210,422	277,585
1,731	FULL HOUSE RESORTS, INC.(b)	8,219	8,655
30,770	GAP (THE), INC.	321,775	735,095
48,086	GEN RESTAURANT GROUP, INC.(b)	529,742	435,659
48,585	GENESCO, INC.(b)	1,365,893	1,256,408
53,119	GENTEX CORP.	1,515,958	1,790,641
1,994	GENTHERM, INC.(b)	107,591	98,344
1,299	GIGACLOUD TECHNOLOGY, INC., CLASS A(b)	39,527	39,516
987	G-III APPAREL GROUP LTD.(b)	14,210	26,718
104,358	GILDAN ACTIVEWEAR, INC.(d)	2,623,805	3,957,255
2,590	GREEN BRICK PARTNERS, INC.(b)	150,212	148,252
800	GROUP 1 AUTOMOTIVE, INC.	115,820	237,824
1,100	GUESS?, INC.(d)	16,379	22,440
224,571	HANESBRANDS, INC.(b)	2,520,469	1,107,135
22,820	HASBRO, INC.	1,000,176	1,334,970
800	HAVERTY FURNITURE COS., INC.	20,316	20,232
26,060	HELEN OF TROY LTD.(b)	4,060,077	2,416,804
1,072	HIBBETT, INC.	85,601	93,489
4,787	HILTON GRAND VACATIONS, INC.(b)	199,360	193,538
47,911	HOOKER FURNISHINGS CORP.	1,123,840	693,751
2,410	INSTALLED BUILDING PRODUCTS, INC.	409,594	495,689
2,029	INTERNATIONAL GAME TECHNOLOGY PLC	40,068	41,513
300	JACK IN THE BOX, INC.	15,363	15,282
900	KOHL'S CORP.	18,585	20,691
5,969	KONTOOR BRANDS, INC.	298,984	394,849
13,463	KRISPY KREME, INC.	170,379	144,862
99,984	LANDSEA HOMES CORP.(b)	1,230,673	918,853
2,075	LAUREATE EDUCATION, INC.	29,065	31,001
600	LA-Z-BOY, INC.	13,860	22,368
460	LCI INDUSTRIES	52,675	47,555
6,100	LEGGETT & PLATT, INC.	72,442	69,906
12,072	LESLIE'S, INC.(b)	51,731	50,582
2,100	LGI HOMES, INC.(b)	185,288	187,929
45,831	LINCOLN EDUCATIONAL SERVICES CORP.(b)	543,822	543,556
4,111	LINDBLAD EXPEDITIONS HOLDINGS, INC.(b)	30,200	39,671
10,989	LUMINAR TECHNOLOGIES, INC.(b)	16,434	16,374
118,213	MALIBU BOATS, INC., CLASS A(b)	5,174,324	4,142,184
575	MARINEMAX, INC.(b)	13,007	18,613
1,348	MERITAGE HOMES CORP.	96,515	218,174
2,711	MODINE MANUFACTURING CO.(b)	269,252	271,615
38	MONARCH CASINO & RESORT, INC.	2,304	2,589
1,300	MONRO, INC.	29,691	31,018
3,500	NATIONAL VISION HOLDINGS, INC.(b)	46,958	45,815
169,284	NEWELL BRANDS, INC.	1,567,061	1,085,110
54,240	NOODLES & CO.(b)	104,531	85,699
2,300	ODP (THE) CORP.(b)	82,462	90,321
13,436	ONE GROUP HOSPITALITY (THE), INC.(b)	61,707	57,103
3,283	ONESPAWORLD HOLDINGS LTD.(b)	42,241	50,460
2,313	OXFORD INDUSTRIES, INC.	235,069	231,647
1,400	PAPA JOHN'S INTERNATIONAL, INC.	67,702	65,772
7,254	PATRICK INDUSTRIES, INC.	570,359	787,422
7,561	PELOTON INTERACTIVE, INC., CLASS A(b)	25,599	25,556
3,600	PERDOCEO EDUCATION CORP.	37,564	77,112
16,479	PVH CORP.	792,862	1,744,632
7,982	REALREAL (THE), INC.(b)	25,507	25,463
13,013	RED ROBIN GOURMET BURGERS, INC.(b)	87,088	98,508
4,285	RED ROCK RESORTS, INC., CLASS A	227,646	235,375
513	ROCKY BRANDS, INC.	13,620	18,960
1,637	RUSH STREET INTERACTIVE, INC.(b)	15,712	15,699
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
41,390	SABRE CORP.(b)	$93,333	110,511
4,600	SALLY BEAUTY HOLDINGS, INC.(b)	46,856	49,358
3,332	SHAKE SHACK, INC., CLASS A(b)	276,292	299,880
30,885	SHOE CARNIVAL, INC.	858,984	1,139,348
2,100	SIGNET JEWELERS LTD.	118,747	188,118
6,183	SIX FLAGS ENTERTAINMENT CORP.	130,744	204,905
32,933	SKYLINE CHAMPION CORP.(b)	2,072,980	2,231,211
7,587	SLEEP NUMBER CORP.(b)	662,541	72,608
823	SONIC AUTOMOTIVE, INC., CLASS A	28,187	44,829
800	SONOS, INC.(b)	12,144	11,808
6,271	STEVEN MADDEN LTD.	233,318	265,263
74,340	STONERIDGE, INC.(b)	1,549,924	1,186,466
1,200	STRATEGIC EDUCATION, INC.	69,846	132,792
41,197	STRIDE, INC.(b)	1,511,044	2,904,389
108	STURM RUGER & CO., INC.	4,975	4,498
15,506	SUPER GROUP SGHC LTD.(b)	52,113	50,084
5,829	SWEETGREEN, INC., CLASS A(b)	145,446	175,686
800	TOPGOLF CALLAWAY BRANDS CORP.(b)	12,008	12,240
3,900	TRI POINTE HOMES, INC.(b)	61,872	145,275
1,886	UDEMY, INC.(b)	19,639	16,276
5,063	UNITED PARKS & RESORTS, INC.(b)	257,332	274,972
6,380	UPBOUND GROUP, INC.	192,051	195,866
622	URBAN OUTFITTERS, INC.(b)	13,851	25,533
14,180	VF CORP.	192,268	191,430
3,500	VICTORIA'S SECRET & CO.(b)	63,827	61,845
2,000	VISTA OUTDOOR, INC.(b)	48,955	75,300
1,023	VISTEON CORP.(b)	117,502	109,154
6,484	VIZIO HOLDING CORP., CLASS A(b)	70,778	70,027
5,995	WARBY PARKER, INC., CLASS A(b)	76,104	96,280
59,086	WINNEBAGO INDUSTRIES, INC.	2,733,152	3,202,461
4,942	WOLVERINE WORLD WIDE, INC.	41,604	66,816
2,094	WYNDHAM HOTELS & RESORTS, INC.	99,409	154,956
2,933	XPEL, INC.(b)	139,382	104,297
8,917	XPONENTIAL FITNESS, INC., CLASS A(b)	113,741	139,105
		57,529,402	57,360,009	13.68%
Consumer Staples:
1,800	ANDERSONS (THE), INC.	56,519	89,280
4,943	B&G FOODS, INC.	42,243	39,940
19,352	BEAUTY HEALTH (THE) CO.(b)	62,542	37,156
2,673	BELLRING BRANDS, INC.(b)	147,485	152,735
86,747	BRC, INC., CLASS A(b)(e)	342,489	531,759
500	CALAVO GROWERS, INC.	11,795	11,350
3,003	CAL-MAINE FOODS, INC.	184,418	183,513
500	CENTRAL GARDEN & PET CO., CLASS A(b)	13,784	16,515
29,582	CHEFS' WAREHOUSE (THE), INC.(b)	833,177	1,156,952
112	COCA-COLA CONSOLIDATED, INC.	98,292	121,520
4,733	EDGEWELL PERSONAL CARE CO.	162,686	190,219
749	ELF BEAUTY, INC.(b)	150,210	157,829
9,511	ENERGIZER HOLDINGS, INC.	268,570	280,955
104,670	FLOWERS FOODS, INC.	2,577,545	2,323,674
8,877	GROCERY OUTLET HOLDING CORP.(b)	188,553	196,359
4,100	HAIN CELESTIAL GROUP (THE), INC.(b)	28,274	28,331
27,300	HALOWS CO. LTD.(d)	673,509	758,475
4,409	HERBALIFE LTD.(b)	39,267	45,810
81,527	HILTON FOOD GROUP PLC(d)	579,354	926,494
13,540	INGREDION, INC.	1,249,972	1,553,038
900	INTER PARFUMS, INC.	68,995	104,427
1,390	J&J SNACK FOODS CORP.	189,308	225,694
904	JOHN B. SANFILIPPO & SON, INC.	96,746	87,842
1,199	LANCASTER COLONY CORP.	232,606	226,575
211,459	MAMAMANCINI'S HOLDINGS, INC.(b)	653,809	1,425,234
2,235	MGP INGREDIENTS, INC.	185,110	166,284
2,012	NATIONAL BEVERAGE CORP.	85,215	103,095
2,200	NU SKIN ENTERPRISES, INC., CLASS A	26,922	23,188
1,966	PRICESMART, INC.	131,141	159,639
3,072	PRIMO WATER CORP.	55,409	67,154
8,439	SIMPLY GOOD FOODS (THE) CO.(b)	282,892	304,901
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
1,000	SPARTANNASH CO.	$18,620	18,760
34,442	SPECTRUM BRANDS HOLDINGS, INC.	2,365,683	2,959,601
4,250	SPROUTS FARMERS MARKET, INC.(b)	285,393	355,555
374	TREEHOUSE FOODS, INC.(b)	14,216	13,703
2,700	UNITED NATURAL FOODS, INC.(b)	36,333	35,370
46,607	UNIVERSAL CORP.	2,492,585	2,245,991
40,503	USANA HEALTH SCIENCES, INC.(b)	3,159,963	1,832,356
3,124	UTZ BRANDS, INC.	57,531	51,983
5,100	VECTOR GROUP LTD.	45,813	53,907
25,060	VITA COCO (THE) CO., INC.(b)	685,930	697,921
1,158	VITAL FARMS, INC.(b)	26,436	54,160
380	WD-40 CO.	79,361	83,463
6,686	WESTROCK COFFEE CO.(b)	67,300	68,398
500	WK KELLOGG CO.	8,930	8,230
		19,062,931	20,175,335	4.81%
Energy:
1,355	APA CORP.	38,731	39,891
4,783	ARCHROCK, INC.	89,453	96,712
67,566	ATLAS ENERGY SOLUTIONS, INC.	1,428,441	1,346,590
7,490	BAYTEX ENERGY CORP.(d)	23,594	26,065
4,287	CACTUS, INC., CLASS A	207,142	226,096
2,900	CALIFORNIA RESOURCES CORP.	143,918	154,338
6,732	CHAMPIONX CORP.	226,151	223,570
362	CHEVRON CORP.	35,198	56,624
2,000	CIVITAS RESOURCES, INC.	114,995	138,000
1,017	CONSOL ENERGY, INC.(b)	57,529	103,765
3,000	CORE LABORATORIES, INC.	48,340	60,870
4,641	CRESCENT ENERGY CO., CLASS A	53,307	54,996
1,823	CVR ENERGY, INC.	51,265	48,802
87,501	DMC GLOBAL, INC.(b)	3,223,281	1,261,764
3,988	DORIAN LPG LTD.	157,458	167,336
7,600	DRIL-QUIP, INC.(b)	136,007	141,360
5,307	EVOLUTION PETROLEUM CORP.	32,245	27,968
6,655	EXPRO GROUP HOLDINGS N.V.(b)	128,812	152,533
637	FLEX LNG LTD.(d)	16,052	17,224
1,764	GOLAR LNG LTD.	43,338	55,301
5,166	GREEN PLAINS, INC.(b)	92,507	81,933
19,680	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	177,211	234,979
3,800	HELMERICH & PAYNE, INC.	128,616	137,332
67,435	HIGHPEAK ENERGY, INC.(e)	869,732	948,136
1,012	KINETIK HOLDINGS, INC.	37,687	41,937
3,044	KLX ENERGY SERVICES HOLDINGS, INC.(b)	23,539	15,068
3,471	KODIAK GAS SERVICES, INC.	93,219	94,619
45,441	KOSMOS ENERGY LTD.(b)	275,150	251,743
4,289	LIBERTY ENERGY, INC.	98,825	89,597
4,259	MAGNOLIA OIL & GAS CORP., CLASS A	106,799	107,923
2,000	NABORS INDUSTRIES LTD.(b)	133,875	142,320
8,570	NEXTDECADE CORP.(b)	48,383	68,046
2,363	NOBLE CORP. PLC	110,290	105,508
7,051	NORTHERN OIL & GAS, INC.	249,852	262,086
125,616	NOV, INC.	1,550,115	2,387,960
16,441	OCEANEERING INTERNATIONAL, INC.(b)	331,630	388,994
900	PAR PACIFIC HOLDINGS, INC.(b)	17,127	22,725
580	PBF ENERGY, INC., CLASS A	19,990	26,692
2,613	PEABODY ENERGY CORP.	59,328	57,800
21,146	PROPETRO HOLDING CORP.(b)	154,706	183,336
774	REX AMERICAN RESOURCES CORP.(b)	16,958	35,287
1,663	RILEY EXPLORATION PERMIAN, INC.	43,135	47,080
150	SILVERBOW RESOURCES, INC.(b)	5,247	5,674
5,936	SITIO ROYALTIES CORP., CLASS A	145,467	140,149
6,986	SM ENERGY CO.	256,867	302,005
3,227	TIDEWATER, INC.(b)	288,809	307,243
17,645	URANIUM ENERGY CORP.(b)	106,140	106,046
4,474	VALARIS LTD.(b)	322,920	333,313
1,279	WEATHERFORD INTERNATIONAL PLC(b)	149,501	156,614
8,100	WORLD KINECT CORP.	190,480	208,980
		12,359,362	11,690,930	2.79%
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials:
63,372	AFC GAMMA, INC.	$1,034,869	773,138
1,100	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	9,266	10,769
3,300	ARBOR REALTY TRUST, INC.	40,942	47,355
600	ARMOUR RESIDENTIAL REIT, INC.	11,610	11,628
5,896	ARTISAN PARTNERS ASSET MANAGEMENT, INC., CLASS A	225,837	243,328
1,337	ASSETMARK FINANCIAL HOLDINGS, INC.(b)	48,130	46,193
119,510	ASSOCIATED BANC-CORP	2,084,499	2,527,636
300	ASSURED GUARANTY LTD.	14,439	23,145
10,592	AVIDXCHANGE HOLDINGS, INC.(b)	138,072	127,740
37,563	AXIS CAPITAL HOLDINGS LTD.	1,918,136	2,653,826
15,092	AXOS FINANCIAL, INC.(b)	655,367	862,508
1,800	B. RILEY FINANCIAL, INC.	34,130	31,752
2,624	BALDWIN INSURANCE GROUP (THE), INC.(b)	93,091	93,073
13,032	BANC OF CALIFORNIA, INC.	154,664	166,549
1,745	BANCFIRST CORP.	151,124	153,037
2,400	BANCORP (THE), INC.(b)	53,353	90,624
3,900	BANK OF HAWAII CORP.	184,962	223,119
1,363	BANK OF NT BUTTERFIELD & SON (THE) LTD.	42,047	47,869
8,000	BERKSHIRE HILLS BANCORP, INC.	167,165	182,400
7,438	BGC GROUP, INC., CLASS A	60,513	61,735
2,400	BLACKSTONE MORTGAGE TRUST, INC., CLASS A	43,097	41,808
32,348	BOWHEAD SPECIALTY HOLDINGS, INC.(b)	549,916	819,698
27,399	BREAD FINANCIAL HOLDINGS, INC.	820,363	1,220,899
8,500	BRIGHTSPHERE INVESTMENT GROUP, INC.	148,663	188,445
1,690	BROOKFIELD ASSET MANAGEMENT LTD., CLASS A(d)	66,079	64,305
3,900	BROOKLINE BANCORP, INC.	32,239	32,565
10,464	CAPITOL FEDERAL FINANCIAL, INC.	48,712	57,447
675	CITY HOLDING CO.	60,919	71,719
125,221	CNO FINANCIAL GROUP, INC.	2,354,478	3,471,126
1,214	COHEN & STEERS, INC.	87,882	88,088
189,545	COLUMBIA BANKING SYSTEM, INC.	4,327,654	3,770,050
2,362	COLUMBIA FINANCIAL, INC.(b)	38,966	35,359
5,100	COMERICA, INC.	243,294	260,304
49,746	COMMERCE BANCSHARES, INC.	2,218,438	2,774,832
600	COMMUNITY FINANCIAL SYSTEM, INC.	25,494	28,326
6,000	CVB FINANCIAL CORP.	98,675	103,440
40,081	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	1,939,622	2,389,629
6,800	EAGLE BANCORP, INC.	116,183	128,520
13,400	ELLINGTON FINANCIAL, INC.	152,038	161,872
1,800	ENOVA INTERNATIONAL, INC.(b)	54,842	112,050
20,259	ESQUIRE FINANCIAL HOLDINGS, INC.	606,097	964,328
51,830	ESSENT GROUP LTD.	1,971,978	2,912,328
4,609	EVERTEC, INC.	157,392	153,249
140,645	EZCORP, INC., CLASS A(b)	1,072,289	1,472,553
11,524	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	1,528,172	2,083,770
400	FIRST BANCORP	12,196	12,768
7,521	FIRST FINANCIAL BANKSHARES, INC.	223,775	222,095
13,275	FIRST HAWAIIAN, INC.	251,449	275,589
36,045	FIRST WESTERN FINANCIAL, INC.(b)	647,700	612,765
3,071	FIRSTCASH HOLDINGS, INC.	346,982	322,086
4,516	FLYWIRE CORP.(b)	74,045	74,017
5,600	FRANKLIN BSP REALTY TRUST, INC.	67,982	70,560
139,297	GCM GROSVENOR, INC., CLASS A	1,242,544	1,359,539
19,868	GENWORTH FINANCIAL, INC.(b)	71,184	120,003
86,484	GLACIER BANCORP, INC.	3,435,848	3,227,583
7,647	GLOBE LIFE, INC.	428,372	629,195
3,171	GOOSEHEAD INSURANCE, INC., CLASS A(b)	180,482	182,142
11,300	GREEN DOT CORP., CLASS A(b)	96,338	106,785
2,447	HAMILTON LANE, INC., CLASS A	302,417	302,400
6,274	HANNON ARMSTRONG SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.	187,953	185,710
8,196	HCI GROUP, INC.	456,055	755,425
2,500	HILLTOP HOLDINGS, INC.	66,017	78,200
4,200	HOPE BANCORP, INC.	38,242	45,108
909	HUNTINGTON BANCSHARES, INC.	9,494	11,981
5,000	INDEPENDENT BANK GROUP, INC.	188,792	227,600
740	JACKSON FINANCIAL, INC., CLASS A	57,409	54,952
55,059	JDC GROUP A.G.(b)(d)	1,258,482	1,238,274
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
2,700	KKR REAL ESTATE FINANCE TRUST, INC.	$25,149	24,435
4,690	LAKELAND FINANCIAL CORP.	272,878	288,529
15,169	LENDINGCLUB CORP.(b)	111,463	128,330
579	LENDINGTREE, INC.(b)	24,086	24,081
7,545	LINCOLN NATIONAL CORP.	190,718	234,650
21,489	MARQETA, INC., CLASS A(b)	117,872	117,760
1,930	MERCURY GENERAL CORP.	63,015	102,560
8,841	MOELIS & CO., CLASS A	453,704	502,699
658	MONEYLION, INC.(b)	48,396	48,389
90,828	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(d)	1,041,621	939,192
2,600	MR COOPER GROUP, INC.(b)	103,966	211,198
3,644	NCR ATLEOS CORP.(b)	98,582	98,461
1,708	NERDWALLET, INC., CLASS A(b)	24,950	24,937
4,100	NEW YORK MORTGAGE TRUST, INC.	22,217	23,944
6,024	NMI HOLDINGS, INC.(b)	168,763	205,057
7,700	NORTHWEST BANCSHARES, INC.	78,507	88,935
995	OFG BANCORP	22,845	37,263
157,249	OLD NATIONAL BANCORP	2,300,391	2,703,110
4,492	OPEN LENDING CORP.(b)	25,093	25,065
46,303	OPPFI, INC.	114,861	156,967
12,484	OSCAR HEALTH, INC., CLASS A(b)	194,101	197,497
8,400	PACIFIC PREMIER BANCORP, INC.	179,442	192,948
4,587	PAGSEGURO DIGITAL LTD., CLASS A(b)(d)	53,650	53,622
2,566	PALOMAR HOLDINGS, INC.(b)	155,729	208,231
1,631	PATHWARD FINANCIAL, INC.	62,599	92,266
12,364	PATRIA INVESTMENTS LTD., CLASS A	171,988	149,110
33,549	PAYONEER GLOBAL, INC.(b)	164,532	185,861
12,184	PAYSIGN, INC.(b)	41,048	52,513
61,062	PERELLA WEINBERG PARTNERS	707,124	992,258
1,557	PIPER SANDLER COS.	257,981	358,375
2,205	PJT PARTNERS, INC., CLASS A	209,579	237,942
8,100	PRA GROUP, INC.(b)	150,806	159,246
2,254	PROG HOLDINGS, INC.	38,888	78,169
4,100	RADIAN GROUP, INC.	99,409	127,510
7,000	READY CAPITAL CORP.	57,392	57,260
1,700	REDWOOD TRUST, INC.	9,582	11,033
9,841	REMITLY GLOBAL, INC.(b)	119,327	119,273
9,940	RENAISSANCERE HOLDINGS LTD.	1,835,179	2,221,689
538	ROOT, INC., CLASS A(b)	27,772	27,766
2,659	RYAN SPECIALTY HOLDINGS, INC.	101,325	153,983
3,300	SEACOAST BANKING CORP. OF FLORIDA	70,378	78,012
2,145	SELECTIVE INSURANCE GROUP, INC.	218,180	201,265
6,290	SERVISFIRST BANCSHARES, INC.	347,803	397,465
1,810	SIMMONS FIRST NATIONAL CORP., CLASS A	29,926	31,820
27,748	SKYWARD SPECIALTY INSURANCE GROUP, INC.(b)	630,400	1,003,923
1,200	SOUTHSIDE BANCSHARES, INC.	31,031	33,132
2,736	STEPSTONE GROUP, INC., CLASS A	100,804	125,555
30,810	STEWART INFORMATION SERVICES CORP.	1,313,330	1,912,685
2,281	STOCK YARDS BANCORP, INC.	104,783	113,297
2,327	STONEX GROUP, INC.(b)	110,364	175,246
30,910	SYNOVUS FINANCIAL CORP.	857,377	1,242,273
600	TRIUMPH FINANCIAL, INC.(b)	35,886	49,050
2,353	TRUPANION, INC.(b)	62,260	69,178
11,400	UNITED COMMUNITY BANKS, INC.	276,626	290,244
57,749	UNIVEST FINANCIAL CORP.	1,067,701	1,318,410
3,254	UPSTART HOLDINGS, INC.(b)	76,783	76,762
2,596	VICTORY CAPITAL HOLDINGS, INC., CLASS A	107,363	123,907
440	VIRTUS INVESTMENT PARTNERS, INC.	90,085	99,374
2,978	WALKER & DUNLOP, INC.	254,262	292,440
50,457	WEBSTER FINANCIAL CORP.	2,111,257	2,199,421
18,448	WISDOMTREE, INC.	139,943	182,820
83,679	WSFS FINANCIAL CORP.	3,690,413	3,932,913
		57,202,941	67,510,217	16.10%
Health Care:
1,723	4D MOLECULAR THERAPEUTICS, INC.(b)	36,179	36,166
6,958	ABSCI CORP.(b)	21,470	21,431
8,276	ACADIA PHARMACEUTICALS, INC.(b)	154,477	134,485
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
35,031	ACELYRIN, INC.(b)	$146,655	154,487
3,218	ACHIEVE LIFE SCIENCES, INC.(b)	15,146	15,125
20,461	ADAPTHEALTH CORP.(b)	207,079	204,610
8,133	ADC THERAPEUTICS S.A.(b)(d)	25,746	25,700
14,412	ADDUS HOMECARE CORP.(b)	1,284,424	1,673,377
11,800	ADMA BIOLOGICS, INC.(b)	74,640	131,924
4,012	AKERO THERAPEUTICS, INC.(b)	92,261	94,122
2,832	ALDEYRA THERAPEUTICS, INC.(b)	8,289	9,374
4,440	ALECTOR, INC.(b)	22,582	20,158
4,396	ALIGNMENT HEALTHCARE, INC.(b)	34,404	34,377
11,054	ALKERMES PLC(b)(d)	284,023	266,401
3,985	ALX ONCOLOGY HOLDINGS, INC.(b)	24,054	24,030
32,402	AMICUS THERAPEUTICS, INC.(b)	244,741	321,428
2,477	AMNEAL PHARMACEUTICALS, INC.(b)	15,746	15,729
5,665	AMPHASTAR PHARMACEUTICALS, INC.(b)	217,503	226,600
633	ANAPTYSBIO, INC.(b)	15,869	15,863
29,616	ANAVEX LIFE SCIENCES CORP.(b)	108,251	124,980
2,089	ANI PHARMACEUTICALS, INC.(b)	117,197	133,028
401,044	AOTI, INC.(b)(d)	677,181	689,465
2,401	APOGEE THERAPEUTICS, INC.(b)	94,496	94,479
3,434	APPLIED THERAPEUTICS, INC.(b)	16,059	16,037
1,774	ARCELLX, INC.(b)	97,921	97,907
626	ARCTURUS THERAPEUTICS HOLDINGS, INC.(b)	15,249	15,243
10,773	ARCUS BIOSCIENCES, INC.(b)	168,132	164,073
5,323	ARCUTIS BIOTHERAPEUTICS, INC.(b)	49,536	49,504
11,182	ARDELYX, INC.(b)	82,920	82,859
4,720	ARROWHEAD PHARMACEUTICALS, INC.(b)	124,138	122,673
4,009	ARS PHARMACEUTICALS, INC.(b)	34,142	34,117
1,883	ARTIVION, INC.(b)	48,313	48,299
3,652	ARVINAS, INC.(b)	97,240	97,216
8,866	ASTRANA HEALTH, INC.(b)	352,855	359,605
14,586	ATOSSA THERAPEUTICS, INC.(b)	17,435	17,357
2,390	AURINIA PHARMACEUTICALS, INC.(b)(d)	12,302	13,647
3,639	AVADEL PHARMACEUTICALS PLC(b)(d)	51,188	51,164
5,930	AVIDITY BIOSCIENCES, INC.(b)	242,275	242,240
3,595	AVITA MEDICAL, INC.(b)	30,221	28,472
2,772	AXONICS, INC.(b)	189,792	186,362
2,403	AXSOME THERAPEUTICS, INC.(b)	189,148	193,441
38,648	BEYOND AIR, INC.(b)(d)	60,063	20,766
106,444	BIOCRYST PHARMACEUTICALS, INC.(b)	832,108	657,824
3,874	BIOHAVEN LTD.(b)	134,491	134,467
294	BIOLIFE SOLUTIONS, INC.(b)	5,268	6,300
129,105	BIOTE CORP., CLASS A(b)(e)	601,554	964,414
2,125	BIO-TECHNE CORP.	129,548	152,256
2,735	BIOVENTUS, INC., CLASS A(b)	15,745	15,726
3,606	BLUEPRINT MEDICINES CORP.(b)	327,680	388,655
3,829	BOUNDLESS BIO, INC.(b)	14,842	14,818
5,458	BRIDGEBIO PHARMA, INC.(b)	138,283	138,251
6,544	CARDIFF ONCOLOGY, INC.(b)	14,565	14,528
1,094	CAREDX, INC.(b)	17,000	16,990
3,164	CASSAVA SCIENCES, INC.(b)	69,534	39,075
15,879	CATALYST PHARMACEUTICALS, INC.(b)	256,720	245,966
1,067	CELLDEX THERAPEUTICS, INC.(b)	39,500	39,490
2,177	CEREVEL THERAPEUTICS HOLDINGS, INC.(b)	92,109	89,018
741	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	139,165	153,076
10,430	CHROMADEX CORP.(b)	28,531	28,474
3,768	CLEARPOINT NEURO, INC.(b)	20,484	20,310
2,732	COGENT BIOSCIENCES, INC.(b)	18,678	23,031
3,822	COLLEGIUM PHARMACEUTICAL, INC.(b)	148,279	123,068
39,200	COMMUNITY HEALTH SYSTEMS, INC.(b)	106,597	131,712
36,091	CONMED CORP.	2,637,642	2,501,828
8,433	CORCEPT THERAPEUTICS, INC.(b)	185,203	273,988
1,006	CORVEL CORP.(b)	209,403	255,796
4,616	CRINETICS PHARMACEUTICALS, INC.(b)	204,927	206,751
1,500	CROSS COUNTRY HEALTHCARE, INC.(b)	21,598	20,760
23,288	CUE BIOPHARMA, INC.(b)	45,743	28,877
3,427	CULLINAN THERAPEUTICS, INC.(b)	59,789	59,767
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
35,098	CUTERA, INC.(b)	$73,839	52,998
3,607	CYTOKINETICS, INC.(b)	221,202	195,427
4,475	DAY ONE BIOPHARMACEUTICALS, INC.(b)	65,676	61,665
92,510	DENTSPLY SIRONA, INC.	2,832,934	2,304,424
20,171	DYNAVAX TECHNOLOGIES CORP.(b)	232,690	226,520
4,538	DYNE THERAPEUTICS, INC.(b)	131,251	160,146
3,662	EDGEWISE THERAPEUTICS, INC.(b)	65,976	65,953
6,517	ELEVATION ONCOLOGY, INC.(b)	17,633	17,596
4,977	ENANTA PHARMACEUTICALS, INC.(b)	68,414	64,552
8,180	ENHABIT, INC.(b)	72,306	72,966
875	ENLIVEN THERAPEUTICS, INC.(b)	20,458	20,449
4,288	ENSIGN GROUP (THE), INC.	415,501	530,383
39,744	ESTABLISHMENT LABS HOLDINGS, INC.(b)(d)	1,649,982	1,805,967
54,052	EVOLUS, INC.(b)	475,430	586,464
4,100	FORTREA HOLDINGS, INC.(b)	98,139	95,694
1,000	FULGENT GENETICS, INC.(b)	20,060	19,620
6,807	G1 THERAPEUTICS, INC.(b)	15,559	15,520
6,899	GALECTIN THERAPEUTICS, INC.(b)	15,631	15,592
27,318	GERON CORP.(b)	94,116	115,828
3,391	GLAUKOS CORP.(b)	318,242	401,325
10,969	GUARDANT HEALTH, INC.(b)	196,972	316,785
3,128	HAEMONETICS CORP.(b)	267,265	258,779
6,341	HALOZYME THERAPEUTICS, INC.(b)	283,520	332,015
5,219	HARMONY BIOSCIENCES HOLDINGS, INC.(b)	160,512	157,457
47,410	HARROW HEALTH, INC.(b)	805,647	990,395
4,854	HEALTHEQUITY, INC.(b)	394,713	418,415
655	HEALTHSTREAM, INC.	15,918	18,275
2,107	HILLEVAX, INC.(b)	27,828	30,467
10,656	HIMS & HERS HEALTH, INC.(b)	218,111	215,145
10,290	HUMACYTE, INC.(b)	49,448	49,392
2,500	ICU MEDICAL, INC.(b)	222,293	296,875
440	IDEAYA BIOSCIENCES, INC.(b)	18,402	15,448
7,919	IMMUNITYBIO, INC.(b)	47,479	50,048
3,204	IMMUNOME, INC.(b)	38,789	38,768
2,681	IMMUNOVANT, INC.(b)	70,797	70,778
3,417	INARI MEDICAL, INC.(b)	158,639	164,529
55,613	INFUSYSTEM HOLDINGS, INC.(b)	540,269	379,837
36,806	INMODE LTD.(b)(d)	899,648	671,341
2,100	INMUNE BIO, INC.(b)	18,538	18,522
10,673	INSMED, INC.(b)	440,196	715,091
21,229	INTEGER HOLDINGS CORP.(b)	1,715,542	2,458,106
60,690	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,944,303	1,768,507
2,154	INTRA-CELLULAR THERAPIES, INC.(b)	144,783	147,527
78,310	IOVANCE BIOTHERAPEUTICS, INC.(b)	754,000	628,046
1,648	IRHYTHM TECHNOLOGIES, INC.(b)	173,877	177,391
1,900	IRONWOOD PHARMACEUTICALS, INC.(b)	10,617	12,388
1,747	JANUX THERAPEUTICS, INC.(b)	72,443	73,182
920	JASPER THERAPEUTICS, INC.(b)	20,893	20,884
2,057	JOINT (THE) CORP.(b)	26,324	28,921
929	KEROS THERAPEUTICS, INC.(b)	42,465	42,455
47,116	KINIKSA PHARMACEUTICALS INTERNATIONAL PLC(b)	655,380	879,656
20,000	KORU MEDICAL SYSTEMS, INC.(b)	44,810	53,000
2,880	KRYSTAL BIOTECH, INC.(b)	471,443	528,883
2,943	KURA ONCOLOGY, INC.(b)	60,616	60,596
1,878	KYMERA THERAPEUTICS, INC.(b)	56,073	56,058
4,060	LANTHEUS HOLDINGS, INC.(b)	256,722	325,977
2,181	LARIMAR THERAPEUTICS, INC.(b)	15,828	15,812
34,202	LEMAITRE VASCULAR, INC.	1,796,045	2,814,141
72,577	LEXICON PHARMACEUTICALS, INC.(b)	112,499	121,929
19,760	LIGAND PHARMACEUTICALS, INC.(b)	1,836,822	1,664,978
1,243	LIQUIDIA CORP.(b)	14,927	14,916
442	LIVANOVA PLC(b)(d)	24,235	24,230
741	LONGBOARD PHARMACEUTICALS, INC.(b)	20,037	20,029
853	MADRIGAL PHARMACEUTICALS, INC.(b)	219,901	238,976
8,905	MARAVAI LIFESCIENCES HOLDINGS, INC., CLASS A(b)	63,809	63,760
1,161	MASIMO CORP.(b)	131,220	146,216
377	MEDPACE HOLDINGS, INC.(b)	113,235	155,267
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
5,499	MERIT MEDICAL SYSTEMS, INC.(b)	$373,975	472,639
2,106	MIND MEDICINE MINDMED, INC.(b)	15,200	15,184
14,123	MIRUM PHARMACEUTICALS, INC.(b)	331,825	482,865
503	MOLINA HEALTHCARE, INC.(b)	144,415	149,542
4,988	MURAL ONCOLOGY PLC(b)(d)	21,975	15,662
7,400	MYRIAD GENETICS, INC.(b)	157,099	181,004
2,320	NANO-X IMAGING LTD.(b)(d)	17,045	17,029
5,033	NEOGENOMICS, INC.(b)	43,830	69,808
13,625	NEXUS A.G.(d)	1,094,699	796,706
7,186	NOVAVAX, INC.(b)	103,009	90,975
6,068	NOVOCURE LTD.(b)(d)	103,980	103,945
1,563	NURIX THERAPEUTICS, INC.(b)	32,633	32,620
1,312	NUVALENT, INC., CLASS A(b)	99,540	99,528
25,090	OCUGEN, INC.(b)	39,020	38,889
5,118	OCULAR THERAPEUTIX, INC.(b)	35,038	35,007
65,441	OCUPHIRE PHARMA, INC.(b)	130,020	100,125
5,286	OMNIAB, INC.(b)(f)	-	-
5,286	OMNIAB, INC. (EARNOUT SHARES)(b)(f)	-	-
153,255	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	1,069,972	574,706
84,206	OPTIMIZERX CORP.(b)	1,835,308	842,060
104,948	OPTINOSE, INC.(b)	232,866	109,146
10,542	OPTION CARE HEALTH, INC.(b)	318,502	292,013
25,800	ORGANON & CO.	299,823	534,060
2,309	ORIC PHARMACEUTICALS, INC.(b)	16,341	16,325
28,087	ORTHOPEDIATRICS CORP.(b)	1,301,659	807,782
19,690	OUTSET MEDICAL, INC.(b)	43,815	75,806
42,621	PACIRA BIOSCIENCES, INC.(b)	1,652,543	1,219,387
1,008	PACS GROUP, INC.(b)	29,746	29,736
4,578	PATTERSON COS., INC.	119,813	110,421
3,800	PEDIATRIX MEDICAL GROUP, INC.(b)	29,322	28,690
44,402	PENNANT GROUP (THE), INC.(b)	547,656	1,029,682
3,117	PERFORMANT FINANCIAL CORP.(b)	9,091	9,039
68,450	PERRIGO CO. PLC(d)	2,565,228	1,757,796
2,871	PERSPECTIVE THERAPEUTICS, INC.(b)	28,643	28,624
62,055	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,583,227	1,040,662
1,789	PHREESIA, INC.(b)	37,941	37,927
21,660	PLIANT THERAPEUTICS, INC.(b)	298,418	232,845
1,189	PRAXIS PRECISION MEDICINES, INC.(b)	49,188	49,177
2,500	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	110,887	172,125
6,570	PRIVIA HEALTH GROUP, INC.(b)	111,469	114,187
3,066	PROCEPT BIOROBOTICS CORP.(b)	150,949	187,302
6,746	PROKIDNEY CORP.(b)	16,634	16,595
1,462	PROTAGONIST THERAPEUTICS, INC.(b)	50,671	50,658
3,537	PTC THERAPEUTICS, INC.(b)	104,400	108,161
3,582	PULMONX CORP.(b)	22,733	22,710
1,536	PULSE BIOSCIENCES, INC.(b)	17,201	17,188
29,580	PUMA BIOTECHNOLOGY, INC.(b)	112,525	96,431
5,348	RADNET, INC.(b)	262,112	315,104
10,580	RECURSION PHARMACEUTICALS, INC., CLASS A(b)	79,408	79,350
800	REGENXBIO, INC.(b)	9,512	9,360
29,756	RENEO PHARMACEUTICALS, INC.(b)	49,678	44,932
25,005	REVANCE THERAPEUTICS, INC.(b)	341,973	64,263
5,593	REVOLUTION MEDICINES, INC.(b)	184,766	217,064
20,678	RHYTHM PHARMACEUTICALS, INC.(b)	391,972	849,039
16,073	ROCKET PHARMACEUTICALS, INC.(b)	318,146	346,052
2,563	RXSIGHT, INC.(b)	124,862	154,216
11,667	SCHOLAR ROCK HOLDING CORP.(b)	273,833	97,186
84,380	SCPHARMACEUTICALS, INC.(b)	500,800	367,053
8,578	SELECT MEDICAL HOLDINGS CORP.	224,389	300,745
4,389	SERA PROGNOSTICS, INC., CLASS A(b)	26,010	25,983
4,040	SHATTUCK LABS, INC.(b)	15,620	15,594
2,805	SIGA TECHNOLOGIES, INC.	24,852	21,290
1,563	SILK ROAD MEDICAL, INC.(b)	42,276	42,264
1,996	SKYE BIOSCIENCE, INC.(b)	16,003	15,988
1,523	SOLENO THERAPEUTICS, INC.(b)	62,151	62,138
814	SPYRE THERAPEUTICS, INC.(b)	19,145	19,137
2,987	STAAR SURGICAL CO.(b)	118,335	142,211
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
8,907	STANDARD BIOTOOLS, INC.(b)	$15,815	15,765
8,852	STEREOTAXIS, INC.(b)	16,160	16,111
1,845	STOKE THERAPEUTICS, INC.(b)	24,940	24,926
10,722	SUMMIT THERAPEUTICS, INC.(b)	41,258	83,632
33,509	SUPERNUS PHARMACEUTICALS, INC.(b)	1,136,508	896,366
551	SURMODICS, INC.(b)	23,170	23,164
11,171	SYNDAX PHARMACEUTICALS, INC.(b)	250,910	229,341
66,282	TACTILE SYSTEMS TECHNOLOGY, INC.(b)	930,162	791,407
14,426	TALKSPACE, INC.(b)	33,257	33,180
489	TANDEM DIABETES CARE, INC.(b)	21,554	19,702
1,726	TANGO THERAPEUTICS, INC.(b)	14,823	14,809
2,292	TARSUS PHARMACEUTICALS, INC.(b)	62,313	62,297
12,589	TAYSHA GENE THERAPIES, INC.(b)	28,267	28,199
4,617	TELA BIO, INC.(b)	25,375	21,700
19,436	TERNS PHARMACEUTICALS, INC.(b)	98,254	132,359
6,620	TG THERAPEUTICS, INC.(b)	108,718	117,770
2,248	TRANSMEDICS GROUP, INC.(b)	168,110	338,594
31,510	TRAVERE THERAPEUTICS, INC.(b)	490,582	259,012
15,235	TREACE MEDICAL CONCEPTS, INC.(b)	121,746	101,313
14,158	TRUBRIDGE, INC.(b)	523,913	141,580
3,417	TSCAN THERAPEUTICS, INC.(b)	20,012	19,989
2,820	TWIST BIOSCIENCE CORP.(b)	138,989	138,970
2,394	U.S. PHYSICAL THERAPY, INC.	248,113	221,253
3,651	UFP TECHNOLOGIES, INC.(b)	637,835	963,389
13,281	UROGEN PHARMA LTD.(b)	248,748	222,855
11,380	UTAH MEDICAL PRODUCTS, INC.	1,302,706	760,298
208,233	VAREX IMAGING CORP.(b)	4,359,606	3,067,272
5,684	VAXCYTE, INC.(b)	404,170	429,199
4,988	VERASTEM, INC.(b)	14,894	14,864
5,797	VERICEL CORP.(b)	210,902	265,966
55,385	VERONA PHARMA PLC ADR(b)(c)(d)	878,735	800,867
3,179	VERRICA PHARMACEUTICALS, INC.(b)	15,789	23,175
156,794	VIEMED HEALTHCARE, INC.(b)	914,240	1,027,001
8,417	VIR BIOTECHNOLOGY, INC.(b)	77,568	74,911
17,537	VOYAGER THERAPEUTICS, INC.(b)	137,232	138,718
3,500	WAVE LIFE SCIENCES LTD.(b)	17,488	17,465
6,544	WEREWOLF THERAPEUTICS, INC.(b)	16,005	15,967
5,519	XENCOR, INC.(b)	111,692	104,475
15,137	Y-MABS THERAPEUTICS, INC.(b)	338,168	182,855
		68,719,644	64,975,273	15.50%
Industrials:
30,000	3D SYSTEMS CORP.(b)	107,255	92,100
4,354	AAON, INC.	250,127	379,843
500	AAR CORP.(b)	18,655	36,350
22,719	ABM INDUSTRIES, INC.	1,050,313	1,148,900
500	ACUITY BRANDS, INC.	56,398	120,720
8,860	ACV AUCTIONS, INC., CLASS A(b)	167,592	161,695
36,018	ADENTRA, INC.(d)	838,932	981,244
2,288	AEROVIRONMENT, INC.(b)	371,619	416,782
69,954	AIR LEASE CORP.	2,486,900	3,324,914
1,007	ALAMO GROUP, INC.	200,886	174,211
755	ALBANY INTERNATIONAL CORP., CLASS A	60,630	63,760
1,400	ALLEGIANT TRAVEL CO.	74,086	70,322
16,406	ALLIED MOTION TECHNOLOGIES, INC.	527,489	414,580
4,337	AMERESCO, INC., CLASS A(b)	87,244	124,949
1,275	AMERICAN SUPERCONDUCTOR CORP.(b)	29,834	29,822
45,487	AMERICAN WOODMARK CORP.(b)	3,497,406	3,575,278
57,405	API GROUP CORP.(b)	1,624,057	2,160,150
3,220	APOGEE ENTERPRISES, INC.	185,275	202,329
3,220	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	477,926	624,680
2,751	ARCBEST CORP.	233,928	294,577
5,751	ARCHER AVIATION, INC., CLASS A(b)	20,277	20,244
1,800	ARCOSA, INC.	108,698	150,138
49,819	ARIS WATER SOLUTIONS, INC., CLASS A	559,830	780,664
15,660	ARMSTRONG WORLD INDUSTRIES, INC.	1,374,767	1,773,338
4,372	ARRAY TECHNOLOGIES, INC.(b)	53,977	44,857
15,806	ASURE SOFTWARE, INC.(b)	123,998	132,770
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
996	ATKORE, INC.	$176,494	134,390
4,140	ATMUS FILTRATION TECHNOLOGIES, INC.(b)	115,261	119,149
2,207	AZZ, INC.	142,335	170,491
3,923	BEACON ROOFING SUPPLY, INC.(b)	355,056	355,031
6,073	BLINK CHARGING CO.(b)	15,400	16,640
20,001	BLOOM ENERGY CORP., CLASS A(b)	194,658	244,812
1,370	BLUE BIRD CORP.(b)	52,715	73,775
1,177	BOISE CASCADE CO.	67,222	140,322
32,228	BOWMAN CONSULTING GROUP LTD.(b)	586,681	1,024,528
2,600	BRADY CORP., CLASS A	111,195	171,652
91,200	BRIGHTVIEW HOLDINGS, INC.(b)	976,305	1,212,960
2,314	BRINK'S (THE) CO.	219,880	236,954
1,856	BROOKFIELD BUSINESS CORP., CLASS A(d)	45,095	37,900
1,900	BWX TECHNOLOGIES, INC.	98,749	180,500
1,529	BYRNA TECHNOLOGIES, INC.(b)	15,272	15,259
957	CADRE HOLDINGS, INC.	33,291	32,117
2,741	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	256,621	271,962
2,242	CBIZ, INC.(b)	171,758	166,132
2,080	CHART INDUSTRIES, INC.(b)	306,331	300,227
1,193	CIMPRESS PLC(b)(d)	108,490	104,519
672	CLEAN HARBORS, INC.(b)	91,997	151,973
489	COMFORT SYSTEMS U.S.A., INC.	151,306	148,715
28,892	CONCENTRIX CORP.	1,774,420	1,828,286
21,824	CONSTRUCTION PARTNERS, INC., CLASS A(b)	670,417	1,204,903
9,624	CRA INTERNATIONAL, INC.	991,719	1,657,445
3,599	CSG SYSTEMS INTERNATIONAL, INC.	165,978	148,171
938	CSW INDUSTRIALS, INC.	222,306	248,861
1,437	DELUXE CORP.	27,697	32,275
1,146	DISTRIBUTION SOLUTIONS GROUP, INC.(b)	34,391	34,380
53,186	DOUGLAS DYNAMICS, INC.	1,237,285	1,244,552
843	DXP ENTERPRISES, INC.(b)	19,189	38,643
3,010	DYCOM INDUSTRIES, INC.(b)	365,863	507,968
585	ENCORE WIRE CORP.	152,961	169,551
1,613	ENERGY RECOVERY, INC.(b)	24,531	21,437
72,377	ENERPAC TOOL GROUP CORP.	1,535,064	2,763,354
1,845	ENERSYS	169,939	190,994
5,797	ENOVIX CORP.(b)	89,656	89,622
900	ENPRO, INC.	77,086	131,013
4,400	ENVIRI CORP.(b)	19,868	37,972
24,473	ESAB CORP.	1,008,865	2,310,985
1,901	ESCO TECHNOLOGIES, INC.	165,914	199,681
14,400	EXLSERVICE HOLDINGS, INC.(b)	429,744	451,584
2,457	EXPONENT, INC.	208,295	233,710
2,957	FEDERAL SIGNAL CORP.	192,549	247,412
3,524	FIRST ADVANTAGE CORP.	56,266	56,631
32,486	FIVERR INTERNATIONAL LTD.(b)(d)	752,382	761,147
7,159	FLUENCE ENERGY, INC.(b)	107,354	124,137
5,896	FLUOR CORP.(b)	240,134	256,771
1,500	FORWARD AIR CORP.	31,303	28,560
37,021	FRANKLIN COVEY CO.(b)	1,684,134	1,406,798
1,321	FRANKLIN ELECTRIC CO., INC.	127,184	127,239
3,259	FRONTIER GROUP HOLDINGS, INC.(b)	16,088	16,067
5,508	FTAI AVIATION LTD.	438,794	568,591
125,020	GATES INDUSTRIAL CORP. PLC(b)	1,623,957	1,976,566
4,137	GIBRALTAR INDUSTRIES, INC.(b)	270,647	283,591
17,784	GLOBAL INDUSTRIAL CO.	592,719	557,706
5,074	GMS, INC.(b)	319,199	409,015
29,030	GORMAN-RUPP (THE) CO.	900,453	1,065,691
1,940	GRACO, INC.	116,152	153,803
32,736	GRAHAM CORP.(b)	408,553	921,846
25,087	GRANITE CONSTRUCTION, INC.	1,130,243	1,554,641
2,498	GRIFFON CORP.	171,848	159,522
2,093	HEARTLAND EXPRESS, INC.	24,617	25,807
400	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	13,468	12,632
2,019	HELIOS TECHNOLOGIES, INC.	89,396	96,407
1,103	HERC HOLDINGS, INC.	159,986	147,019
5,800	HERTZ GLOBAL HOLDINGS, INC.(b)	20,392	20,474
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
2,067	HILLENBRAND, INC.	$89,331	82,721
2,049	HNI CORP.	91,626	92,246
1,939	HOWMET AEROSPACE, INC.	63,129	150,525
3,946	HUB GROUP, INC., CLASS A	129,965	169,875
2,095	HURON CONSULTING GROUP, INC.(b)	200,947	206,357
1,041	HYSTER-YALE, INC.	62,304	72,589
8,694	ICF INTERNATIONAL, INC.	831,588	1,290,711
1,615	IES HOLDINGS, INC.(b)	178,422	225,018
3,897	INNODATA, INC.(b)	25,589	57,793
2,237	INSPERITY, INC.	219,071	204,037
75,878	INTERFACE, INC.	651,456	1,113,889
4,400	INTUITIVE MACHINES, INC.(b)	14,547	14,520
155,236	JANUS INTERNATIONAL GROUP, INC.(b)	2,277,252	1,960,631
186,617	JELD-WEN HOLDING, INC.(b)	1,994,012	2,513,731
45,300	JETBLUE AIRWAYS CORP.(b)	208,674	275,877
18,116	JOBY AVIATION, INC.(b)	92,448	92,392
9,327	JOHN BEAN TECHNOLOGIES CORP.	1,142,119	885,785
610,527	JOHNSON SERVICE GROUP PLC(d)	1,138,666	1,217,849
3,472	KADANT, INC.	843,070	1,020,004
28,790	KARAT PACKAGING, INC.	547,090	851,608
1,900	KELLY SERVICES, INC., CLASS A	26,974	40,679
2,162	KFORCE, INC.	151,702	134,325
561,410	KNIGHTS GROUP HOLDINGS PLC(d)	710,556	1,007,743
44,102	KORN FERRY	2,248,536	2,961,008
3,414	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	68,336	68,314
590	LEONARDO DRS, INC.(b)	15,057	15,051
18,553	LIMBACH HOLDINGS, INC.(b)	868,720	1,056,222
672	LINDSAY CORP.	76,212	82,575
28,942	LIQUIDITY SERVICES, INC.(b)	506,535	578,261
6,920	MARTEN TRANSPORT LTD.	126,244	127,674
89,596	MASTERBRAND, INC.(b)	782,237	1,315,269
1,500	MATSON, INC.	98,157	196,455
2,100	MATTHEWS INTERNATIONAL CORP., CLASS A	48,980	52,605
2,527	MAXIMUS, INC.	206,824	216,564
1,440	MCGRATH RENTCORP	166,240	153,432
400	MERCURY SYSTEMS, INC.(b)	10,648	10,796
3,100	MILLERKNOLL, INC.	77,796	82,119
2,768	MONTROSE ENVIRONMENTAL GROUP, INC.(b)	107,860	123,342
3,001	MOOG, INC., CLASS A	363,057	502,067
245,141	MRC GLOBAL, INC.(b)	2,250,198	3,164,770
4,925	MSA SAFETY, INC.	920,159	924,373
4,907	MUELLER INDUSTRIES, INC.	281,860	279,405
16,610	MUELLER WATER PRODUCTS, INC., CLASS A	260,533	297,651
1,014	MYR GROUP, INC.(b)	126,009	137,610
4,777	NEXTRACKER, INC., CLASS A(b)	268,552	223,946
3,905	NUSCALE POWER CORP.(b)	22,495	45,649
1,746	NV5 GLOBAL, INC.(b)	175,211	162,326
4,325	OPENLANE, INC.(b)	55,792	71,752
9,314	PITNEY BOWES, INC.	32,924	47,315
30,612	PLANET LABS PBC(b)	51,892	56,938
582	POWELL INDUSTRIES, INC.	83,465	83,459
5,207	PRIMORIS SERVICES CORP.	212,789	259,777
300	PROTO LABS, INC.(b)	9,036	9,267
400	QUANEX BUILDING PRODUCTS CORP.	7,672	11,060
118,438	RADIANT LOGISTICS, INC.(b)	762,896	673,912
136,844	RESIDEO TECHNOLOGIES, INC.(b)	2,361,447	2,676,669
9,226	REV GROUP, INC.	95,681	229,635
1,400	ROBERT HALF INTERNATIONAL, INC.	89,178	89,572
53,856	ROCKET LAB U.S.A., INC.(b)	207,445	258,509
42,545	RUSH ENTERPRISES, INC., CLASS A	966,802	1,781,359
18,981	RXO, INC.(b)	348,677	496,353
3,055	SHOALS TECHNOLOGIES GROUP, INC., CLASS A(b)	19,083	19,063
146,731	SHYFT GROUP (THE), INC.	1,714,286	1,740,230
905	SIMPSON MANUFACTURING CO., INC.	157,378	152,520
1,235	SITEONE LANDSCAPE SUPPLY, INC.(b)	168,997	149,941
3,466	SPX TECHNOLOGIES, INC.(b)	333,984	492,657
8,025	STANDEX INTERNATIONAL CORP.	1,225,251	1,293,229
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
436,034	STEELCASE, INC., CLASS A	$5,405,873	5,651,001
1,918	STERLING CHECK CORP.(b)	31,259	28,386
9,633	STERLING INFRASTRUCTURE, INC.(b)	318,682	1,139,969
19,353	SUNRUN, INC.(b)	237,563	229,527
38,475	TECNOGLASS, INC.	1,506,790	1,930,675
1,008	TENNANT CO.	110,174	99,228
6,066	TEREX CORP.	226,571	332,659
234	THERMON GROUP HOLDINGS, INC.(b)	7,174	7,198
13,076	TPI COMPOSITES, INC.(b)	38,122	52,173
499	TRANSCAT, INC.(b)	55,723	59,720
2,027	TRINET GROUP, INC.	217,401	202,700
4,068	TRINITY INDUSTRIES, INC.	94,382	121,715
112,956	TRUEBLUE, INC.(b)	1,774,269	1,163,447
590	UFP INDUSTRIES, INC.	66,086	66,080
11,882	UPWORK, INC.(b)	148,352	127,732
9,255	VERRA MOBILITY CORP.(b)	237,665	251,736
5,900	VESTIS CORP.	69,831	72,157
454	VIAD CORP.(b)	15,441	15,436
5,362	VICOR CORP.(b)	187,353	177,804
1,321	WATTS WATER TECHNOLOGIES, INC., CLASS A	255,841	242,232
961	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	77,921	151,886
10,416	WHEELS UP EXPERIENCE, INC.(b)	19,743	19,686
23,015	WILLDAN GROUP, INC.(b)	926,598	663,983
1,431	WNS HOLDINGS LTD.(b)(d)	75,140	75,128
18,182	WOODWARD, INC.	1,711,036	3,170,577
4,013	XOMETRY, INC., CLASS A(b)	46,415	46,390
5,362	ZURN ELKAY WATER SOLUTIONS CORP.	157,675	157,643
		82,449,966	100,441,159	23.96%
Information Technology:
7,582	8X8, INC.(b)	16,875	16,832
17,898	A10 NETWORKS, INC.	224,522	247,887
6,912	ACI WORLDWIDE, INC.(b)	228,510	273,646
4,988	ACM RESEARCH, INC., CLASS A(b)	127,324	115,023
10,471	ADEIA, INC.	110,859	117,118
2,111	ADVANCED ENERGY INDUSTRIES, INC.	176,284	229,592
39,350	AEHR TEST SYSTEMS(b)	500,664	439,540
2,861	AGILYSYS, INC.(b)	202,569	297,945
3,418	ALARM.COM HOLDINGS, INC.(b)	230,579	217,180
5,575	ALKAMI TECHNOLOGY, INC.(b)	134,446	158,776
6,300	ALPHA & OMEGA SEMICONDUCTOR LTD.(b)	137,439	235,431
2,159	ALTAIR ENGINEERING, INC., CLASS A(b)	185,770	211,755
4,761	AMPLITUDE, INC., CLASS A(b)	42,402	42,373
523	APPFOLIO, INC., CLASS A(b)	110,142	127,910
1,903	APPLOVIN CORP., CLASS A(b)	87,192	158,368
188,399	ARLO TECHNOLOGIES, INC.(b)	1,259,227	2,456,723
16,940	ARROW ELECTRONICS, INC.(b)	1,752,648	2,045,674
2,170	ARTERIS, INC.(b)	16,313	16,297
5,050	ASANA, INC., CLASS A(b)	79,669	70,650
872	AUDIOEYE, INC.(b)	15,365	15,356
20,285	AURORA INNOVATION, INC.(b)	56,296	56,189
15,352	AVEPOINT, INC.(b)	122,744	159,968
47,056	AVNET, INC.	1,794,449	2,422,913
2,045	AXCELIS TECHNOLOGIES, INC.(b)	208,577	290,779
4,178	BACKBLAZE, INC., CLASS A(b)	25,762	25,736
2,702	BADGER METER, INC.	341,163	503,518
334	BEL FUSE, INC., CLASS B	19,352	21,790
29,735	BELDEN, INC.	1,306,133	2,789,143
83,002	BIGCOMMERCE HOLDINGS, INC., CLASS 1(b)	725,894	668,996
1,808	BILL HOLDINGS, INC.(b)	108,316	95,137
25,895	BIT DIGITAL, INC.(b)	52,831	82,346
2,081	BLACKBAUD, INC.(b)	150,150	158,510
325	BLACKLINE, INC.(b)	20,503	15,746
20,212	BLEND LABS, INC., CLASS A(b)	47,806	47,700
5,817	BOX, INC., CLASS A(b)	164,888	153,801
3,619	BRAZE, INC., CLASS A(b)	140,585	140,562
3,922	C3.AI, INC., CLASS A(b)	113,606	113,581
2,700	CALIX, INC.(b)	94,032	95,661
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
16,168	CAMBIUM NETWORKS CORP.(b)	$74,332	45,109
20,463	CEVA, INC.(b)	957,263	394,731
3,952	CIPHER MINING, INC.(b)	16,426	16,401
12,877	CLEANSPARK, INC.(b)	216,324	205,388
13,587	CLEAR SECURE, INC., CLASS A	248,240	254,213
9,461	CLEARWATER ANALYTICS HOLDINGS, INC., CLASS A(b)	175,270	175,218
17,331	CLIMB GLOBAL SOLUTIONS, INC.	882,546	1,088,560
41,496	CODA OCTOPUS GROUP, INC.(b)	338,237	250,013
2,000	COHU, INC.(b)	53,244	66,200
2,068	COMMVAULT SYSTEMS, INC.(b)	215,696	251,407
15,671	CONSENSUS CLOUD SOLUTIONS, INC.(b)	585,882	269,228
6,590	CORE SCIENTIFIC, INC.(b)	61,325	61,287
7,486	CORSAIR GAMING, INC.(b)	92,045	82,645
43,301	COUCHBASE, INC.(b)	812,749	790,676
6,227	CREDO TECHNOLOGY GROUP HOLDING LTD.(b)	176,047	198,890
4,528	CTS CORP.	203,379	229,253
26,095	DIGI INTERNATIONAL, INC.(b)	576,542	598,358
69,080	DIGITAL TURBINE, INC.(b)	1,274,242	114,673
3,126	DIGITALOCEAN HOLDINGS, INC.(b)	108,259	108,629
5,246	DIODES, INC.(b)	353,683	377,345
6,400	DOUBLEVERIFY HOLDINGS, INC.(b)	120,933	124,608
1,391	ELASTIC N.V.(b)	87,370	158,449
5,032	ENFUSION, INC., CLASS A(b)	43,531	42,873
1,150	ENTEGRIS, INC.	103,687	155,710
8,948	ENVESTNET, INC.(b)	396,376	560,055
2,136	EPLUS, INC.(b)	164,338	157,380
2,956	EVERBRIDGE, INC.(b)	102,623	103,430
7,729	EVERCOMMERCE, INC.(b)	70,460	84,864
9,506	EXPENSIFY, INC., CLASS A(b)	18,302	14,164
5,901	EXTREME NETWORKS, INC.(b)	62,821	79,368
2,752	FABRINET(b)(d)	541,245	673,662
5,324	FORMFACTOR, INC.(b)	295,263	322,262
84,678	GRID DYNAMICS HOLDINGS, INC.(b)	1,057,783	889,966
84,886	HARMONIC, INC.(b)	1,056,650	999,108
3,919	ICHOR HOLDINGS LTD.(b)	103,456	151,077
7,500	IMPINJ, INC.(b)	498,556	1,175,775
41,981	INFINERA CORP.(b)	210,080	255,664
3,098	INSIGHT ENTERPRISES, INC.(b)	396,721	614,519
3,883	INTAPP, INC.(b)	135,580	142,390
3,670	INTERDIGITAL, INC.	278,253	427,775
2,725	INTEST CORP.(b)	30,392	26,923
4,966	ITRON, INC.(b)	317,715	491,435
52,564	ITURAN LOCATION AND CONTROL LTD.(d)	1,401,005	1,295,177
7,297	JAMF HOLDING CORP.(b)	131,314	120,401
3,100	KULICKE & SOFFA INDUSTRIES, INC.(d)	123,108	152,489
2,709	LATTICE SEMICONDUCTOR CORP.(b)	159,839	157,095
5,843	LIVERAMP HOLDINGS, INC.(b)	148,445	180,782
230,626	LUNA INNOVATIONS, INC.(b)	1,298,038	738,003
1,414	MACOM TECHNOLOGY SOLUTIONS HOLDINGS, INC.(b)	144,168	157,619
25,110	MARATHON DIGITAL HOLDINGS, INC.(b)	521,710	498,434
12,664	MATTERPORT, INC.(b)	56,676	56,608
10,073	MAXLINEAR, INC.(b)	182,361	202,870
2,586	MERIDIANLINK, INC.(b)	47,316	55,237
105	MICROSTRATEGY, INC., CLASS A(b)	162,386	144,635
8,590	MKS INSTRUMENTS, INC.	661,511	1,121,682
7,103	N-ABLE, INC.(b)	93,392	108,179
22,650	NAPCO SECURITY TECHNOLOGIES, INC.	560,844	1,176,668
1,089	NAVITAS SEMICONDUCTOR CORP.(b)	5,129	4,280
4,159	NCR VOYIX CORP.(b)	51,389	51,364
3,299	NEXTNAV, INC.(b)	26,776	26,755
1,216	NOVANTA, INC.(b)	203,512	198,342
1,734	OKTA, INC.(b)	92,901	162,320
1,700	ONESPAN, INC.(b)	15,193	21,794
1,610	ONTO INNOVATION, INC.(b)	196,539	353,492
2,311	OSI SYSTEMS, INC.(b)	266,361	317,809
7,503	PAGERDUTY, INC.(b)	168,635	172,044
16,372	PAR TECHNOLOGY CORP.(b)	744,285	770,957
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
1,911	PDF SOLUTIONS, INC.(b)	$55,815	69,522
4,741	PERFICIENT, INC.(b)	304,453	354,579
2,200	PHOTRONICS, INC.(b)	32,884	54,274
2,008	PLEXUS CORP.(b)	184,770	207,185
10,709	PORCH GROUP, INC.(b)	16,229	16,171
2,221	POWER INTEGRATIONS, INC.	154,834	155,892
15,338	PROGRESS SOFTWARE CORP.	708,256	832,240
3,467	PROS HOLDINGS, INC.(b)	120,743	99,330
4,343	Q2 HOLDINGS, INC.(b)	221,520	262,013
1,909	QUALYS, INC.(b)	304,091	272,223
52,543	RADWARE LTD.(b)(d)	1,773,335	958,384
6,012	RAMBUS, INC.(b)	329,183	353,265
71,481	RED VIOLET, INC.(b)	1,641,279	1,815,617
139,883	REPOSITRAK, INC.	785,347	2,138,811
3,035	RIOT PLATFORMS, INC.(b)	30,704	27,740
2,969	ROGERS CORP.(b)	341,417	358,091
4,903	SANMINA CORP.(b)	271,784	324,824
3,696	SAPIENS INTERNATIONAL CORP. N.V.(d)	115,302	125,405
46,355	SCANSOURCE, INC.(b)	1,647,882	2,053,990
8,430	SEMRUSH HOLDINGS, INC., CLASS A(b)	98,594	112,878
3,163	SILICON LABORATORIES, INC.(b)	401,890	349,923
14,171	SITIME CORP.(b)	1,478,241	1,762,589
6,223	SOLARWINDS CORP.	52,445	74,987
17,686	SOUNDHOUND AI, INC., CLASS A(b)	69,953	69,860
42,655	SOUNDTHINKING, INC.(b)	973,719	519,538
2,583	SPS COMMERCE, INC.(b)	392,986	486,017
3,477	SQUARESPACE, INC., CLASS A(b)	151,724	151,702
184	SUPER MICRO COMPUTER, INC.(b)	161,562	150,760
7,060	TENABLE HOLDINGS, INC.(b)	334,111	307,675
10,441	TERAWULF, INC.(b)	46,520	46,462
4,687	TTM TECHNOLOGIES, INC.(b)	84,816	91,068
145	ULTRA CLEAN HOLDINGS, INC.(b)	3,816	7,105
46,498	UPLAND SOFTWARE, INC.(b)	444,072	115,780
6,015	VARONIS SYSTEMS, INC.(b)	294,128	288,540
38,391	VEECO INSTRUMENTS, INC.(b)	871,239	1,793,244
4,936	VERINT SYSTEMS, INC.(b)	155,365	158,939
2,611	VERTEX, INC., CLASS A(b)	94,145	94,127
67,265	WALKME LTD.(b)(d)	577,124	939,692
159,033	WEAVE COMMUNICATIONS, INC.(b)	1,119,548	1,434,478
973	WIX.COM LTD.(b)(d)	74,885	154,775
1,713	WORKIVA, INC.(b)	145,970	125,032
13,938	ZETA GLOBAL HOLDINGS CORP., CLASS A(b)	156,459	246,006
10,450	ZUORA, INC., CLASS A(b)	96,093	103,769
		49,427,818	56,875,371	13.56%
Materials:
500	ADVANSIX, INC.	11,615	11,460
1,317	ALPHA METALLURGICAL RESOURCES, INC.	356,562	369,458
4,531	ARDAGH METAL PACKAGING S.A.	15,433	15,405
75,754	ASPEN AEROGELS, INC.(b)	549,641	1,806,733
8,307	ATI, INC.(b)	306,445	460,623
25,785	AXALTA COATING SYSTEMS LTD.(b)	618,808	881,073
962	BALCHEM CORP.	137,977	148,100
1,664	CABOT CORP.	150,825	152,905
4,027	CARPENTER TECHNOLOGY CORP.	302,439	441,279
5,353	CENTURY ALUMINUM CO.(b)	67,854	89,663
3,465	CONSTELLIUM S.E.(b)(d)	72,787	65,315
2,135	CORE MOLDING TECHNOLOGIES, INC.(b)	41,633	34,032
6,309	ECOVYST, INC.(b)	63,063	56,592
137,680	FORAN MINING CORP.(b)(d)	383,954	394,507
8,049	H.B. FULLER CO.	426,211	619,451
2,137	HAWKINS, INC.	161,017	194,467
25,498	HECLA MINING CO.	117,541	123,665
18,176	INGEVITY CORP.(b)	889,098	794,473
3,952	INNOSPEC, INC.	444,446	488,428
5,438	IVANHOE ELECTRIC, INC.(b)	47,397	51,008
3,595	KAISER ALUMINUM CORP.	230,709	316,001
2,032	KNIFE RIVER CORP.(b)	142,540	142,525
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
19,971	KOPPERS HOLDINGS, INC.	$457,636	738,727
2,269	MATERION CORP.	263,513	245,347
4,740	MATIV HOLDINGS, INC.	84,353	80,390
1,500	METALLUS, INC.(b)	22,827	30,405
1,700	MINERALS TECHNOLOGIES, INC.	86,510	141,372
700	MYERS INDUSTRIES, INC.	10,059	9,366
14,071	NIOCORP. DEVELOPMENTS LTD.(b)	34,901	24,343
1,785	NOVAGOLD RESOURCES, INC.(b)(d)	4,947	6,176
48,881	OLIN CORP.	1,126,654	2,304,739
109,465	ORION S.A.	1,366,315	2,401,662
174,201	OSISKO MINING, INC.(b)(d)	404,153	364,179
1,239	QUAKER CHEMICAL CORP.	198,816	210,258
3,527	SENSIENT TECHNOLOGIES CORP.	245,467	261,668
7,158	SMITH-MIDLAND CORP.(b)	164,862	198,205
1,381	STEPAN CO.	123,266	115,949
7,900	SUNCOKE ENERGY, INC.	48,141	77,420
4,790	SYLVAMO CORP.	257,787	328,594
106,137	TRIMAS CORP.	2,926,058	2,712,862
1,900	WARRIOR MET COAL, INC.	55,152	119,263
		13,419,412	18,028,088	4.30%
Real Estate:
3,900	ACADIA REALTY TRUST	49,021	69,888
9,038	ALEXANDER & BALDWIN, INC.	149,003	153,285
1,100	AMERICAN ASSETS TRUST, INC.	22,146	24,618
5,000	ARMADA HOFFLER PROPERTIES, INC.	49,599	55,450
7,800	BRANDYWINE REALTY TRUST	35,924	34,944
5,346	CARETRUST REIT, INC.	88,977	134,185
3,308	CBL & ASSOCIATES PROPERTIES, INC.	74,383	77,341
3,100	CENTERSPACE	165,666	209,653
4,865	CLIPPER REALTY, INC.	22,785	17,563
26,017	COMPASS, INC., CLASS A(b)	85,471	93,661
23,200	CUSHMAN & WAKEFIELD PLC(b)	195,001	241,280
146,871	DIAMONDROCK HOSPITALITY CO.	1,150,240	1,241,060
7,088	DIGITALBRIDGE GROUP, INC.	116,567	97,106
6,600	DOUGLAS EMMETT, INC.	88,346	87,846
11,600	ELME COMMUNITIES	155,387	184,788
13,929	ESSENTIAL PROPERTIES REALTY TRUST, INC.	301,404	385,973
10,300	FOUR CORNERS PROPERTY TRUST, INC.	233,984	254,101
1,500	GLOBAL NET LEASE, INC.	10,738	11,025
5,200	HIGHWOODS PROPERTIES, INC.	93,891	136,604
3,034	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	222,878	331,373
1,100	KENNEDY-WILSON HOLDINGS, INC.	10,857	10,692
4,778	KIMCO REALTY CORP.	58,970	92,980
15,600	LXP INDUSTRIAL TRUST	128,222	142,272
800	MACERICH (THE) CO.	11,912	12,352
31,495	MARCUS & MILLICHAP, INC.	1,028,698	992,722
26,900	MEDICAL PROPERTIES TRUST, INC.	129,528	115,939
130	NATIONAL HEALTH INVESTORS, INC.	7,995	8,805
598	NEXPOINT RESIDENTIAL TRUST, INC.	18,291	23,627
19,111	OUTFRONT MEDIA, INC.	236,096	273,287
2,800	PEBBLEBROOK HOTEL TRUST	38,433	38,500
9,825	REAL BROKERAGE (THE), INC.(b)	39,944	39,889
555	REGENCY CENTERS CORP.	24,356	34,521
14,549	RETAIL OPPORTUNITY INVESTMENTS CORP.	173,846	180,844
656	RMR GROUP (THE), INC., CLASS A	15,496	14,826
2,113	RYMAN HOSPITALITY PROPERTIES, INC.	232,624	211,004
8,600	SAFEHOLD, INC.	149,582	165,894
1,067	SAUL CENTERS, INC.	40,289	39,234
7,400	SERVICE PROPERTIES TRUST	36,820	38,036
6,800	SITE CENTERS CORP.	72,391	98,600
789	SL GREEN REALTY CORP.	35,235	44,689
5,310	ST. JOE (THE) CO.	249,433	290,457
7,448	TANGER, INC.	130,883	201,915
2,453	UNIVERSAL HEALTH REALTY INCOME TRUST	91,036	96,010
4,600	URBAN EDGE PROPERTIES	60,500	84,962
2,500	WHITESTONE REIT	21,842	33,275
		6,354,690	7,127,076	1.70%
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities:
7,500	AVISTA CORP.	$243,389	259,575
3,150	BROOKFIELD INFRASTRUCTURE CORP., CLASS A(d)	95,999	106,029
13,042	CADIZ, INC.(b)	33,848	40,300
600	CALIFORNIA WATER SERVICE GROUP	28,278	29,094
2,544	CHESAPEAKE UTILITIES CORP.	230,336	270,173
1,600	CLEARWAY ENERGY, INC., CLASS A	38,013	36,256
2,100	CLEARWAY ENERGY, INC., CLASS C	54,573	51,849
2,800	MIDDLESEX WATER CO.	144,219	146,328
1,182	MONTAUK RENEWABLES, INC.(b)	5,051	6,737
1,110	ORMAT TECHNOLOGIES, INC.	73,115	79,587
3,016	OTTER TAIL CORP.	241,771	264,172
14,971	SUNNOVA ENERGY INTERNATIONAL, INC.(b)	63,108	83,538
700	UNITIL CORP.	35,042	36,253
414	YORK WATER (THE) CO.	14,903	15,355
		1,301,645	1,425,246	0.34%
	Sub-total Common Stocks:	373,356,895	410,569,943	97.92%
Escrows:
Communication Services:
39,067	GCI LIBERTY, INC., CLASS A(b)(f)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Short-Term Investments:
1,413,290	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	1,413,290	1,413,290
11,074,280	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.19%(h)	11,074,280	11,074,280
	Sub-total Short-Term Investments:	12,487,570	12,487,570	2.98%
	Grand total	$385,844,465	423,057,513	100.90%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.19% of net assets as of June 30, 2024.
(d)
Foreign security values are stated in U.S. dollars. As of June 30, 2024, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.85% of net assets.

(e)	Security is either wholly or partially on loan.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $8,950,782
with net purchases of $2,123,498 during the six months ended ended June 30, 2024.

See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
105,231	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$962,267	1,065,990
54,667	BLACKROCK MUNICIPAL INCOME FUND INC			605,200	674,591
14,351	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			190,946	164,463
28,000	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND INC			305,214	310,800
88,691	BLACKROCK MUNIHOLDINGS FUND INC			1,350,596	1,072,274
27,182	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			368,005	309,603
86,554	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,071,667	882,851
38,864	BLACKROCK MUNIVEST FUND II INC			419,430	429,447
25,000	BLACKROCK MUNIYIELD FUND INC			262,948	271,250
128,111	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,643,186	1,465,577
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			681,140	620,925
68,232	BLACKROCK MUNIYIELD QUALITY FUND II INC			811,801	702,107
96,091	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,260,393	1,074,297
71,728	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			478,778	426,064
186,271	DWS MUNICIPAL INCOME TRUST			2,083,115	1,763,986
167,452	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,842,369	1,485,299
176,905	INVESCO MUNICIPAL OPPORTUNITY TRUST			2,099,304	1,783,202
147,637	INVESCO MUNICIPAL TRUST			1,708,634	1,470,465
68,687	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			873,571	745,941
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,315,442	1,888,510
95,073	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			1,138,899	976,400
81,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,232,582	1,006,722
117,942	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,516,557	1,469,557
212,362	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			2,802,706	2,433,669
92,222	NUVEEN MUNICIPAL CREDIT INCOME FUND			1,083,343	1,138,942
71,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,101,444	879,096
91,466	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,282,369	1,115,885
209,657	NUVEEN QUALITY MUNICIPAL INCOME FUND			2,955,075	2,461,373
	Sub-total Closed-End Funds:			34,446,981	30,089,286	4.05%
Municipal Bonds:
Alabama
1,000,000	ALABAMA ST	11/1/2034	3.00	919,996	912,793
1,500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2054	4.80	1,500,000	1,503,432
1,000,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(b)	5/1/2055	5.25	1,057,747	1,086,619
400,000	MOBILE CNTY AL LTD OBLG(c)	11/1/2045	4.00	400,000	369,096
500,000	TUSCALOOSA CNTY AL INDL DEV AUTH GULF OPPORTUNITY ZONE(c)	5/1/2044	5.25	459,525	501,443
				4,337,268	4,373,383	0.59%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)	12/1/2010	5.40	350,000	4,687
				350,000	4,687	0.00%
Arizona
2,000,000	ARIZONA BRD OF RGTS UNIV ARIZONA SYS REVENUE	6/1/2046	5.00	2,037,285	2,033,794
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(c)(d)(e)	7/1/2030	6.75	1,239,818	75,000
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(c)(d)(e)	12/31/2040	7.75	1,237,783	75,000
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(c)(d)(e)	7/1/2051	6.00	400,000	24,000
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE(f)	1/1/2042	5.00	1,029,882	1,019,987
155,000	ARIZONA ST INDL DEV AUTH REVENUE(c)(g)(h)	10/1/2028	4.70	155,000	139,426
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	553,028	462,083
500,000	NAVAJO NATION AZ(c)	12/1/2030	5.50	506,313	509,180
2,000,000	PHOENIX AZ CIVIC IMPT CORP WTR SYS REVENUE	7/1/2039	5.00	2,054,715	2,049,424
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2036	5.13	988,916	1,011,990
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(c)	11/15/2035	6.25	650,000	701,492
750,000	SIERRA VISTA AZ INDL DEV AUTH AUTH ED FAC REV(c)	6/15/2044	6.00	750,000	754,724
500,000	TEMPE AZ	1/1/2029	5.00	500,000	500,501
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
500,000	TEMPE AZ INDL DEV AUTH REVENUE(c)	10/1/2037	6.00	$501,292	355,088
				12,604,032	9,711,689	1.31%
Arkansas
1,000,000	ARKANSAS ST DEV FIN AUTH INDL DEV REVENUE(c)	9/1/2049	4.50	892,716	983,660
1,000,000	BENTONVILLE AR SALES & USE TAX	11/1/2046	4.13	993,453	989,071
900,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	900,000	666,543
				2,786,169	2,639,274	0.35%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(i)	8/1/2039	0.00	2,337,036	2,704,756
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(i)	8/1/2046	0.00	863,588	1,157,503
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(c)	5/15/2029	3.13	650,000	637,723
930,000	CALIFORNIA SCH FIN AUTH SCH FAC REVENUE(c)	7/1/2033	5.00	968,680	967,314
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE	8/1/2029	3.25	500,000	490,420
1,000,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE(c)(g)(h)	1/1/2050	3.95	1,000,000	1,000,203
500,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2053	5.25	518,762	515,624
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,484,817	1,595,197
250,000	CALIFORNIA ST STWD CMNTYS DEV AUTH STWD REVENUE	9/2/2033	4.75	248,163	251,448
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	994,921	1,167,236
1,000,000	CENTRL CA UNIF SCH DIST	8/1/2043	5.00	1,029,661	1,027,077
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,020	1,052,997
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,102,076	1,226,759
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	745,162	751,666
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	998,371	1,287,106
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,152,635	1,404,695
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	997,320	1,154,276
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,004,401	1,038,448
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	745,865	751,570
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,997,309	2,513,270
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	995,075	1,066,717
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	806,528	812,281
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, 3M CME Term SOFR + 0.57%)(g)	6/1/2039	4.33	350,000	321,416
950,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(j)	10/15/2042	5.30	954,116	955,604
1,000,000	SAN DIEGO CNTY CA REGL ARPT AUTH AIRPORT REVENUE	7/1/2038	5.25	1,025,148	1,117,259
1,000,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2033	5.00	1,024,368	1,099,793
1,250,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2039	5.00	1,250,000	1,252,549
1,000,000	SAN FRANCISCO CALIF CITY &CNTY ARPTS COMMN INTL ARPT REV	5/1/2041	5.00	1,011,882	1,013,397
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,000,000	1,001,118
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,105
1,000,000	STHRN CA PUBLIC PWR AUTH REVENUE(k)	4/1/2055	5.00	1,054,098	1,059,193
1,910,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,909,047	1,995,632
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(i)	8/1/2041	0.00	894,256	1,034,741
				33,112,305	35,926,093	4.84%
Colorado
1,000,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	966,029	918,826
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
1,400,000	COLLIERS HILL MET DIST #2 CO(l)	12/15/2047	5.75	$1,400,000	1,357,724
1,040,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE(c)	7/1/2043	6.00	1,040,000	1,060,954
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	996,168	1,001,516
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	560,471
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	991,885	875,898
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	772,556	493,824
1,670,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,716,605	1,066,196
1,420,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,494,080	1,507,273
1,000,000	DENVER CITY & CNTY CO ARPT REVENUE	12/1/2031	5.00	1,067,220	1,042,421
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,072,986
870,000	DENVER CO CONVENTION CENTER HOTEL AUTH REVENUE	12/1/2030	5.00	889,042	889,061
965,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	965,000	965,548
1,000,000	E-470 CO PUBLIC HIGHWAY AUTH (Floating, U.S. SOFR + 0.75%)(g)(m)	9/1/2039	4.37	1,000,000	1,000,150
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,002,492
1,000,000	JOHNSTOWN PLAZA MET DIST CO	12/1/2046	4.25	947,956	875,553
1,000,000	LEDGE ROCK CENTER RSDL MET DIST #1 CO	12/1/2054	6.38	1,000,000	1,015,933
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(i)	12/1/2051	0.00	1,818,698	1,418,467
184,432	MOUNT CARBON CO MET DIST REVENUE(d)	6/1/2043	8.00	-	184,571
1,344,536	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,297,382	1,030,630
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	524,273	440,342
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	1,002,013
1,000,000	TREE FARM MET DIST CO(c)	12/1/2041	4.50	1,000,000	899,818
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	823,055
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,055,102	1,019,462
				26,041,996	23,525,184	3.17%
Connecticut
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,000,000	1,845,611
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	583,315	129,808
650,000	STAMFORD CT HSG AUTH(c)	12/1/2027	11.00	650,000	744,059
1,000,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(c)	4/1/2052	6.00	987,918	1,061,510
				4,221,233	3,780,988	0.51%
Delaware
1,500,000	DELAWARE ST HSG AUTH REVENUE	7/1/2054	4.75	1,500,000	1,510,204
1,000,000	DELAWARE ST HSG AUTH REVENUE	1/1/2055	5.75	1,085,020	1,079,016
				2,585,020	2,589,220	0.35%
District of Columbia
1,470,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,470,000	1,476,343
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,826
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,559,046
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	967,459
1,000,000	MET WASHINGTON DC ARPTS AUTH ARPT SYS REVENUE	10/1/2034	5.00	997,500	1,003,342
2,000,000	MET WASHINGTON DC ARPTS AUTH ARPT SYS REVENUE	10/1/2035	5.00	2,172,140	2,182,495
				10,139,640	9,189,511	1.24%
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(c)	5/1/2052	4.00	$573,024	456,544
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	387,881
250,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(c)	5/1/2033	4.50	249,083	252,304
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(c)	5/1/2053	5.50	998,469	1,017,185
1,000,000	BEACH CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2044	5.25	1,062,850	1,062,828
495,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2035	6.25	495,000	513,581
170,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2045	6.25	170,000	174,855
1,500,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2038	5.00	1,564,543	1,563,670
1,250,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2045	5.00	1,256,571	1,254,627
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(c)	7/1/2051	4.00	553,846	425,010
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	509,153	411,710
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(c)	6/1/2056	5.00	1,504,992	1,285,446
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(c)	7/1/2056	4.00	466,595	351,165
750,000	CAPITAL TRUST AGY FL REVENUE(d)	4/1/2035	7.00	750,000	487,500
1,750,000	CAPITAL TRUST AGY FL REVENUE(c)(d)(e)	12/1/2035	6.75	1,745,953	573,125
750,000	CAPITAL TRUST AGY FL REVENUE(c)(d)(e)	7/1/2037	6.75	750,000	138,750
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	513,843	417,462
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(c)	5/1/2053	4.30	1,085,631	922,606
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,017,750	1,014,240
559,270	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)(d)(e)	5/15/2026	7.25	559,270	15,100
1,304,964	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)(d)(e)	12/31/2040	8.13	1,414,997	35,234
1,000,000	DARBY CDD FL SPL ASSMNT REVENUE	5/1/2035	5.88	995,000	1,023,753
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,017,969	831,039
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	992,499
500,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2043	5.60	500,000	523,623
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(c)	5/1/2052	4.00	833,234	686,852
2,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(c)(n)	4/23/2058	6.25	1,986,950	2,006,323
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(c)	11/15/2030	5.00	1,000,000	940,050
590,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	590,000	575,066
950,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	950,000	799,504
995,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2048	4.55	995,000	999,691
2,250,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.70	2,250,000	2,251,836
2,265,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,265,000	1,447,142
1,485,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,485,000	1,466,273
1,500,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2054	6.25	1,589,547	1,652,870
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(c)	7/1/2048	4.00	1,036,701	844,991
965,000	FRERC CDD FL(d)	11/1/2040	5.38	965,000	915,171
900,000	GARDENS AT HAMMOCK BEACH CDD FL SPL ASSMNT	5/1/2055	5.88	898,012	894,154
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,110	600,471
1,000,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2054	5.80	1,000,000	1,010,395
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,000,000	GTR ORLANDO FL AVIATION AUTH ARPT FACS REVENUE	10/1/2046	5.00	$1,011,580	1,028,875
1,000,000	HACIENDA NORTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.50	1,000,000	1,075,067
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	646,054	558,973
600,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	600,000	621,343
1,150,000	HOBE ST LUCIE CONSERVANCY DIST FL	5/1/2044	5.60	1,150,000	1,185,562
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,657	830,871
1,000,000	JULINGTON CREEK PLANTATION FLCDD	5/1/2043	5.50	1,095,092	1,100,848
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	931,701
1,750,000	LAKELAND FL HOSP SYS REVENUE	11/15/2045	5.00	1,746,500	1,754,355
300,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	298,481	295,413
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,961	495,308
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,835	354,463
130,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	129,968	130,176
975,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	976,724	1,019,644
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,000,000	1,012,042
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(c)	5/1/2037	5.00	745,778	760,956
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,515	760,192
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	711,370
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,028,187
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(c)	5/1/2040	3.63	576,182	512,808
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(c)	5/1/2040	3.75	1,000,000	888,743
1,250,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2043	6.13	1,250,000	1,328,586
625,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	621,775	532,503
220,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	217,078	203,326
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	926,546	799,776
1,440,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	1,502,523	1,196,275
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST UTILITY REVENUE	10/1/2053	5.25	1,063,953	1,078,298
850,000	LANDINGS CDD FL SPL ASSMNT	5/1/2055	5.80	850,000	853,761
1,000,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,000,000	900,961
997,523	LEE CNTY FL HSG FIN AUTH MF MTGE	1/1/2040	4.55	997,523	1,019,488
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	1,018,319
550,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2054	5.85	550,000	557,328
635,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	636,795	638,206
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,579	317,641
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	514,156	415,404
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	502,602	500,918
1,000,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2033	5.00	1,001,889	1,001,257
125,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	125,000	128,686
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(d)	12/31/2040	5.00	114,821	1
525,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	525,000	507,483
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,995,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2033	5.75	$1,995,000	2,051,993
750,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2035	6.80	750,000	750,357
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	514,914
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,400,131	1,400,977
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,000,698	1,000,876
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,259,769
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(c)	7/1/2027	11.50	1,000,000	1,214,731
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,025,410	896,211
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,848,152	2,239,042
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,430	996,368
560,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2043	5.40	560,000	574,594
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	726,267	578,471
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,395	393,986
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	502,581	417,462
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	531,170	505,705
480,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	477,014	493,930
1,000,000	POITRAS EAST CDD FL SPL ASSMNT REVENUE	5/1/2052	5.25	997,013	1,014,722
140,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	139,622	133,277
405,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	405,000	381,598
1,000,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,035,946	856,201
1,000,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2044	5.50	1,000,000	1,018,595
725,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	715,558	642,930
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	992,156	863,006
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,198,625	1,873,677
105,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	103,298	106,386
400,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	417,171	346,839
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(d)	11/1/2010	5.50	142,538	65,568
650,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.20	650,000	657,709
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(i)	5/1/2040	0.00	110,960	112,490
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,431,806	1,422,358
125,000	TOLOMATO FL CDD(d)	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,046,839	815,557
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	713,959
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	388,165	343,369
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,284	1,021,105
450,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	449,051	465,004
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,280,868
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	$778,143	610,945
700,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2054	5.50	693,853	715,233
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(c)	5/1/2028	4.25	1,000,000	1,005,608
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(c)	5/1/2038	4.85	1,000,000	1,021,885
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	524,198
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	803,676	676,323
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	652,296	660,054
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	986,316	810,297
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,586	1,003,402
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	746,265	745,567
				110,354,215	100,475,757	13.53%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	500,000	500,084
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(c)	9/1/2044	6.25	1,215,125	1,175,000
1,410,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,396,000	1,324,185
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2054	4.70	1,000,000	1,003,809
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE (Floating, U.S. SOFR + 1.70%)(g)(m)	12/1/2053	5.32	1,000,000	1,026,448
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(b)	12/1/2054	5.00	2,398,510	2,384,036
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(o)	12/1/2054	5.00	2,358,942	2,373,773
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	513,740
				10,368,577	10,301,075	1.39%
Guam
660,000	GUAM GOVT BUSINESS PRIVILEGE TAX REVENUE	1/1/2042	4.00	639,758	634,776
				639,758	634,776	0.08%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	122,247
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	486,282
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	618,415
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,026,369	695,040
2,500,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,500,000	2,516,409
2,000,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2048	4.75	2,000,000	2,014,007
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(c)	9/1/2053	6.25	1,000,000	1,036,737
				7,970,734	7,489,137	1.01%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(c)	9/1/2035	6.00	1,252,490	1,257,395
1,000,000	CHICAGO IL BRD OF EDU	12/1/2041	4.00	890,988	925,176
1,000,000	CHICAGO IL BRD OF EDU	12/1/2042	5.00	997,500	999,918
250,000	CHICAGO IL BRD OF EDU	12/1/2046	5.00	249,663	250,677
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2043	5.75	1,039,414	1,125,499
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2046	5.00	1,004,012	1,001,389
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT SPL FAC REVENUE	7/1/2048	5.00	990,000	1,006,122
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	763,712	734,883
500,000	DECATUR IL	3/1/2034	5.00	500,000	500,398
830,000	EVANSTON ILL EDL FAC REV(c)	4/1/2041	4.38	828,512	679,492
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
1,500,000	ILLINOIS ST	2/1/2039	5.00	$1,500,000	1,499,967
1,500,000	ILLINOIS ST	5/1/2047	5.50	1,598,081	1,632,234
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,000,306
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	675,000	675,291
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,435	200,000
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	754,270	737,179
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,414,902	1,288,914
2,250,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2044	5.00	2,263,053	2,261,279
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,013,866	1,005,691
1,250,000	ILLINOIS ST HSG DEV AUTH REVENUE	10/1/2048	4.75	1,250,000	1,258,238
2,380,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,515,435	2,499,538
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,036,241	1,045,193
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,500,000	1,504,665
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	504,760	508,885
1,000,000	LINCOLNWOOD IL TAX INCREMENT ALLOCATION REVENUE NTS COPS(c)	1/1/2041	4.82	1,000,000	950,044
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,080,000	1,049,810
1,000,000	MALTA IL TAX INCR REVENUE(d)	12/30/2025	5.75	1,000,000	230,000
650,000	MET PIER & EXPOSITION AUTH IL REVENUE	12/15/2042	4.00	625,261	640,528
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	740,659
313,172	S WSTRN IL DEV AUTH REV(d)	10/1/2034	7.00	313,173	250,538
1,000,000	UNIV OF ILLINOIS IL REVENUES	4/1/2044	5.00	1,000,000	1,000,952
				31,810,768	30,460,860	4.10%
Indiana
700,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	6/1/2051	5.00	757,301	607,896
500,000	INDIANA ST FIN AUTH HOSP REVENUE	12/1/2040	5.00	503,543	503,869
500,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	500,000	503,118
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,671,103	1,403,318
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,011,750	1,014,844
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,469,168
990,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	1,072,838	1,042,270
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	542,750
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	614,404	615,665
1,000,000	VALPARAISO IN EXEMPT FACS REVENUE(c)	1/1/2044	4.88	1,000,000	1,033,419
				9,230,939	8,736,317	1.18%
Iowa
1,200,000	DES MOINES IA	6/1/2034	1.50	946,824	885,004
1,415,000	DES MOINES IA	6/1/2038	1.75	883,136	975,204
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2038	7.25	1,500,000	1,699,347
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,082,938	762,876
1,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2042	4.05	1,000,000	985,530
1,970,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2053	5.50	2,073,343	2,069,062
1,000,000	POLK CNTY IA	6/1/2027	5.00	1,043,798	1,040,029
				8,530,039	8,417,052	1.13%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	930,771	880,163
1,410,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(c)	9/1/2035	5.25	1,397,566	1,413,591
				2,328,337	2,293,754	0.31%
Kentucky
250,000	ASHLAND KY MED CENTER REVENUE	2/1/2040	5.00	240,043	250,917
1,000,000	CHRISTIAN CNTY KY SCH DIST FIN CORP	10/1/2041	5.00	1,053,738	1,089,751
1,500,000	KENTUCKY ST ECON DEV FIN AUTH	1/1/2045	5.00	1,488,210	1,500,936
1,500,000	KENTUCKY ST HSG CORP SF MTGE	7/1/2043	4.70	1,500,000	1,526,446
1,000,000	WSTRN KY UNIV	9/1/2033	4.75	1,000,590	989,223
				5,282,581	5,357,273	0.72%
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana
1,000,000	CAPITAL AREA FIN AUTH LA SF MTGE REVENUE	10/1/2053	5.50	$1,019,515	1,054,954
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(c)	6/1/2051	5.00	1,052,662	862,468
1,000,000	LOUISIANA ST HSG CORP MF HSG REVENUE	7/1/2026	5.00	1,025,973	1,013,740
970,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	970,000	955,265
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	889,356
990,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2054	5.75	1,056,164	1,059,166
345,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.50	344,655	345,303
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,003,239	1,005,266
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2037	5.65	500,000	533,561
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2039	5.50	500,000	527,443
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2044	4.00	900,000	834,700
645,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2044	4.40	645,000	644,931
1,150,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2046	4.00	1,150,000	1,061,766
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	505,926	504,089
315,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(g)	2/15/2036	4.44	315,000	301,135
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	1,009,287	1,004,457
				13,247,421	12,597,600	1.70%
Maine
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2054	4.85	1,500,000	1,508,128
				1,500,000	1,508,128	0.20%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,557
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	732,268
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	1,018,137
915,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	954,456	937,940
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	509,144
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	545,000	544,986
				4,499,456	4,243,032	0.57%
Massachusetts
1,000,000	MASSACHUSETTS ST BAY TRANSPRTN AUTH SALES TAX REVENUE(p)	7/1/2031	3.30	766,104	786,960
3,981,128	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	3,981,128	2,770,508
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,509,983	1,555,219
810,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2033	3.50	779,354	810,000
875,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	875,000	748,029
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Massachusetts (Cont'd):
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	$1,449,169	1,243,303
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,707,468	1,189,521
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,141
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,169
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	310,114
1,890,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	1,890,000	1,816,952
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	2,036,486
1,000,000	MASSACHUSETTS ST SCH BLDG AUTH SALES TAX REVENUE	8/15/2037	5.00	1,015,823	1,016,041
1,500,000	SOMERVILLE MA	10/15/2038	2.00	1,019,175	1,133,099
				17,838,204	15,951,542	2.15%
Michigan
655,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	651,112	585,861
545,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	546,710	450,827
1,000,000	MICHIGAN ST HSG DEV AUTH MF REVENUE(q)	2/1/2026	5.00	1,005,357	1,003,448
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	1,500,000	1,580,973
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,037,356	811,401
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	1,047,107
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	1,000,000	1,018,243
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.95	1,500,000	1,533,966
205,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	205,000	186,994
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,883,394	3,487,471
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,374,254
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.70	2,000,000	2,001,162
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	5,000,000	5,093,004
1,465,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2054	5.75	1,544,322	1,556,488
285,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(d)	11/1/2028	6.35	285,000	285,098
1,490,000	MICHIGAN ST STRATEGIC FUND LTD OBLG REVENUE	12/31/2038	4.25	1,486,278	1,477,581
1,000,000	MICHIGAN ST TRUNK LINE	11/15/2044	5.50	1,107,987	1,147,971
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	750,000	750,626
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	813,949	691,993
				32,816,465	29,084,468	3.91%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	931,132	572,400
1,585,000	ELK RIVER MN INDEP SCH DIST #728	2/1/2039	2.50	1,278,447	1,250,357
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	992,072	972,394
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	808,453	676,015
4,880,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	5,151,188	5,172,684
1,615,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,542,954	1,392,296
				10,704,246	10,036,146	1.35%
Mississippi
400,000	MISSISSIPPI DEV BK SPL OBLIG(c)	11/1/2036	3.63	400,000	376,784
900,000	MISSISSIPPI ST DEV BANK SPL OBLG(c)	11/1/2039	4.55	900,000	911,140
				1,300,000	1,287,924	0.17%
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Missouri
330,000	JOPLIN MO INDL DEV AUTH SALES TAX REV	11/1/2040	3.50	$327,111	298,296
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,462	14,340
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	886,120	489,185
1,025,000	MISSOURI JT MUNI ELEC UTILITY COMMISSION PWR PROJ REVENUE	12/1/2036	5.00	1,033,102	1,031,518
1,000,000	MISSOURI ST ENVRNMNTL IMPT & ENERGY RESOURCES AUTH	9/1/2033	2.90	949,476	897,191
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,045,374	1,757,513
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH HLTH FACS REVENUE	11/15/2038	5.00	1,000,000	1,000,536
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2043	4.75	1,007,130	1,020,972
975,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	975,000	791,591
1,850,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.65	1,850,000	1,836,834
2,500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2053	5.15	2,539,759	2,584,055
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2054	4.70	1,000,000	1,003,053
500,000	SAINT LOUIS CNTY MO PATTONVILLE SCH DIST #R-3	3/1/2043	5.25	542,336	546,180
1,000,000	SAINT LOUIS MO INDL DEV AUTH TAX INCR & SPL DIST REVENUE	6/15/2054	5.75	992,898	1,014,855
1,000,000	WENTZVILLE MO SCH DIST #R-4	3/1/2039	1.88	722,178	706,720
				16,266,946	14,992,839	2.02%
Montana
1,000,000	FORSYTH MT POLL CONTROL REVENUE	7/1/2028	3.88	1,000,000	1,003,077
255,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	255,000	253,818
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	763,626
				2,255,000	2,020,521	0.27%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(d)	12/31/2040	5.13	160,000	6,640
1,745,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,745,000	1,753,739
165,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	165,000	138,410
1,000,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2048	4.65	1,000,000	1,001,795
				3,070,000	2,900,584	0.39%
Nevada
700,000	LAS VEGAS NV SPL ASSMNT DIST #817	6/1/2048	6.00	696,475	729,040
1,000,000	LAS VEGAS VLY NV WTR DIST	6/1/2046	5.00	1,020,501	1,019,737
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	904,446
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	990,486
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2053	4.55	1,000,000	986,027
				5,446,976	4,629,736	0.62%
New Hampshire
1,000,000	NATIONAL FIN AUTH LEASE REVENUE	6/1/2051	5.25	1,069,707	1,080,223
999,517	NATIONAL FIN AUTH NH MUNI CTFS	8/20/2039	3.63	903,071	929,405
1,500,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2048	5.00	1,500,000	1,471,166
515,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2059	5.63	511,473	516,810
				3,984,251	3,997,604	0.54%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(c)	7/15/2042	5.00	1,037,358	1,012,797
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	517,293	513,767
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Jersey (Cont'd):
1,640,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	$1,636,115	1,516,645
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	969,424	958,562
1,250,000	NEW JERSEY ST HLTH CARE FACS FING AUTH REVENUE	7/1/2043	5.00	1,275,538	1,270,090
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,630,768
3,950,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	3,950,000	3,944,825
1,220,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,220,000	814,449
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,204	809,413
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	4.80	4,000,000	4,045,531
1,405,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,467,983	1,443,135
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	501,522	505,409
135,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE(r)	1/1/2027		141,515	140,901
260,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE(r)	1/1/2035		276,273	278,384
1,000,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE(r)	1/1/2044		1,078,990	1,095,090
				21,623,215	20,979,766	2.82%
New Mexico
1,000,000	FARMINGTON NM POLL CONTROL REVENUE(s)	6/1/2040	3.88	1,000,000	1,005,846
965,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	965,000	885,745
650,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	2.70	490,453	472,126
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,975,000	1,837,983
410,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	413,047	402,310
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,560	556,972
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	690,000	576,723
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	566,896
1,370,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,393,347	1,096,012
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	646,058
1,210,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,210,000	826,528
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	1,975,000	1,372,224
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	946,251
1,480,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2053	4.70	1,480,000	1,479,992
				14,777,407	12,671,666	1.71%
New York
1,000,000	DUTCHESS CNTY NY LOCAL DEV CORP MF	10/1/2040	5.00	1,000,000	1,048,112
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,000	750,463
1,830,000	LONG ISLAND NY PWR AUTH ELEC SYS REVENUE	9/1/2044	5.00	1,833,789	1,832,454
535,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	498,064	493,286
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,451	573,604
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,769,700
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	873,354
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,422,976
1,000,000	NEW YORK CITY NY HSG DEV CORP REVENUE	8/1/2040	2.40	725,791	748,758
2,000,000	NEW YORK ST CONVENTION CENTER DEV CORP REVENUE	11/15/2040	5.00	2,019,185	2,024,884
1,000,000	NEW YORK ST DORM AUTH ST PERSONAL INCOME TAX REVENUE	3/15/2044	5.00	1,107,767	1,108,467
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	970,921
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,437,661
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	$500,000	500,229
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,196,074
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,567	690,828
3,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,435,000	2,899,708
930,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	930,000	861,998
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,391,263
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	956,711
2,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2053	4.65	2,030,000	2,017,034
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	1/1/2029	5.00	1,030,972	1,037,567
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,246,556	1,252,649
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	4/1/2035	6.00	1,022,180	1,130,224
1,375,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2041	5.25	1,475,851	1,479,100
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	7/1/2041	5.00	1,494,660	1,500,008
700,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2044	5.50	733,045	757,325
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2060	5.50	1,582,704	1,582,017
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(c)	7/1/2029	3.60	650,000	650,000
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(c)	7/1/2046	5.00	679,916	645,713
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(c)	12/1/2041	4.13	494,766	402,739
				40,821,021	37,005,827	4.98%
North Carolina
1,580,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,580,000	1,583,231
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,260,210
2,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	4.40	2,000,000	1,973,230
1,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	5.00	1,501,879	1,544,219
750,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2055	6.25	797,779	813,610
1,750,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2055	4.80	1,750,000	1,765,002
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,034,471	1,022,438
				11,164,129	10,961,940	1.48%
North Dakota
795,000	GRAND FORKS ND HLTH CARE SYS REVENUE	12/1/2035	5.00	838,939	869,032
390,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	390,661	319,438
905,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	905,000	728,835
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	667,455
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	5.10	1,000,000	1,016,614
1,500,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2049	4.75	1,500,000	1,506,692
940,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	978,986	933,866
995,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	1,075,300	1,048,709
				7,608,886	7,090,641	0.95%
Ohio
1,000,000	BUCKEYE OH TOBACCO SETTLEMENT FING AUTH	6/1/2048	4.00	918,911	921,675
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REV(c)	12/1/2055	4.50	500,000	430,453
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	$1,553,703	1,592,428
785,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	798,005	612,076
1,370,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,422,194	1,293,823
585,000	DAYTON OH ARPT REVENUE	12/1/2025	5.00	585,000	584,978
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,042,047	1,599,297
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(c)(d)(e)	12/1/2037	6.50	750,000	30,000
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,513,463	1,516,786
1,000,000	NORTH RIDGEVILLE OH CITY SCH DIST	12/1/2057	5.50	1,048,711	1,062,700
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,024,914	1,512,396
1,000,000	OHIO ST HSG FIN AGY MF HSG REVENUE(c)	3/1/2026	6.25	1,000,000	1,007,749
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	462,514	455,563
3,920,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,920,000	2,941,408
2,270,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,270,000	2,347,167
1,090,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	1,091,105	1,092,854
3,615,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,634,043	2,420,767
1,950,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,950,000	1,386,490
915,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	956,253	938,154
				28,440,863	23,746,764	3.20%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,134,724	1,928,408
990,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2043	4.50	991,219	999,105
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2047	5.05	1,000,000	1,015,855
1,500,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2048	4.75	1,500,000	1,532,082
1,920,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	2,041,610	2,052,700
				7,667,553	7,528,150	1.01%
Oregon
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	424,989
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	936,341
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,823,982	1,393,391
1,050,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2046	4.70	1,050,000	1,055,826
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	966,111	898,123
				5,265,093	4,708,670	0.63%
Pennsylvania
1,000,000	ALLENTOWN PA NEIGHBORHOOD IMPT ZONE DEV AUTH TAX REVENUE(c)	5/1/2042	5.00	1,000,000	1,011,605
370,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(g)	10/1/2034	4.45	370,000	360,522
1,000,000	CHESTER CNTY PA INDL DEV AUTH	3/1/2027	5.00	1,019,545	1,009,547
1,500,000	COATESVILLE PA AREA SCH DIST	11/15/2037	5.25	1,555,786	1,623,007
250,000	DOYLESTOWN PA HOSP AUTH(c)	7/1/2031	5.00	253,666	256,729
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	509,504	513,352
1,250,000	NORTHAMPTON CNTY PA GEN PURPOSE AUTH HOSP REVENUE	8/15/2034	5.00	1,402,016	1,397,742
725,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	725,983	611,026
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	10/1/2034	5.00	$1,020,377	1,018,805
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.65%)(g)	7/1/2039	4.39	500,000	464,819
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,521,366
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,026,136	772,784
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	837,823
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,366,350
570,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	567,441	555,733
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2054	6.00	1,082,216	1,085,341
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,014,333	1,008,024
500,000	PHILADELPHIA PA AUTH FOR INDL DEV CHRT SCH REVENUE(c)	6/15/2034	4.50	498,007	499,928
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	741,873	768,798
				17,971,883	16,683,301	2.25%
Puerto Rico
1,035,991	PUERTO RICO CMWLTH(g)(h)	11/1/2043	2.56	592,629	634,544
380,002	PUERTO RICO CMWLTH(g)(h)	11/1/2051	1.70	221,970	239,401
1,000,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(c)	7/1/2033	5.00	1,026,043	1,054,835
1,760,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.33	1,744,517	1,736,404
1,500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.55	1,463,175	1,505,605
				5,048,334	5,170,789	0.70%
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2041	5.00	1,073,191	1,052,728
960,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	952,434	901,896
				2,025,625	1,954,624	0.26%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,709	572,348
1,000,000	PATRIOTS ENERGY GROUP FING AGY SC GAS SPLY REVENUE (Floating, U.S. SOFR + 1.90%)(g)(m)	2/1/2054	5.47	1,000,000	1,038,389
1,000,000	SOUTH CAROLINA JOBS-ECON DEV AUTH	11/15/2053	7.50	1,000,000	1,031,746
955,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	955,000	880,221
1,095,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,095,000	873,306
975,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2048	4.90	975,000	993,131
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2049	4.63	993,300	995,042
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	686,173	520,503
950,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH EDUCTNL FACS REVENUE(c)	6/15/2043	7.00	940,117	996,271
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(c)(d)(e)	6/1/2031	6.00	1,000,000	652,432
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,000,000	1,000,064
				10,292,299	9,553,453	1.29%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,512,970
				2,000,000	1,512,970	0.20%
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(c)(d)(e)	6/1/2027	6.50	$1,000,000	41,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(c)	6/1/2036	5.13	600,000	607,981
1,000,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD HLTH CARE REVENUE(t)	9/1/2049	5.00	1,055,618	1,053,567
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2019	5.35	134,966	1
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	5.55	556,863	6
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	6.00	-	1
3,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.50	3,000,000	2,712,252
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.85	495,000	458,938
430,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.90	430,000	401,848
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	4.25	1,000,000	976,028
2,980,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.38	2,857,161	2,031,049
770,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.55	770,000	549,741
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	4.70	495,000	495,023
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	5.35	1,000,000	1,042,975
605,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2049	3.95	605,000	541,259
1,990,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2051	2.50	1,990,000	1,352,030
1,975,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2053	4.70	1,973,781	1,966,446
1,500,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2054	6.25	1,577,524	1,626,105
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2054	4.80	1,000,000	1,008,573
				20,540,913	16,864,823	2.27%
Texas
1,000,000	ALAMITO TX PUBLIC FACS CORP MF HSG REVENUE(u)	8/1/2044	5.00	1,022,596	1,014,905
1,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE(c)	6/1/2053	6.00	981,096	1,027,811
2,000,000	AUSTIN TX ARPT SYS REVENUE	11/15/2044	5.00	2,003,622	2,000,650
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2040	3.00	1,002,616	822,634
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	629,889	628,571
2,000,000	CRANDALL TX INDEP SCH DIST	8/15/2036	5.00	2,053,550	2,036,730
1,000,000	CYPRESS-FAIRBANKS TX INDEP SCH DIST	2/15/2041	2.25	713,060	716,587
1,000,000	DALLAS TX INDEP SCH DIST	2/15/2042	2.00	657,660	674,001
750,000	DALLAS TX SPL TAX REVENUE(c)(v)	8/15/2053	6.25	751,085	755,130
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,839	484,327
1,500,000	FORT WORTH TX	3/1/2040	2.00	1,067,884	1,030,412
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	2.50	875,437	856,970
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	5.00	1,018,349	1,015,983
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2035	5.50	1,496,320	1,633,980
1,125,000	GTR TEXOMA TX UTILITY AUTH CONTRACT REVENUE	10/1/2032	5.00	1,278,615	1,258,977
2,000,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	7/1/2033	5.00	2,241,368	2,260,068
1,000,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(t)	7/1/2054	5.00	1,069,670	1,071,140
2,000,000	HOUSTON TX ARPT SYS REVENUE	7/1/2048	5.25	2,131,276	2,139,229
1,000,000	HSG SYNERGY PFC TX MF HSG REVENUE(w)	2/1/2027	5.00	1,017,955	1,013,672
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
1,000,000	MATAGORDA CNTY TX NAV DIST #1	11/1/2029	2.60	$898,391	921,539
1,000,000	MATAGORDA CNTY TX NAV DIST #1	5/1/2030	4.25	1,000,000	991,477
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(d)	2/15/2025	5.38	273,000	150,150
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,176	1,013,767
2,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,973,396	1,982,843
470,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2029	4.00	437,225	436,207
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,500,000	1,539,240
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	506,254	453,908
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,085,416	890,123
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,137,343	820,974
1,050,143	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(g)(h)	11/15/2061	2.00	1,050,143	397,276
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(c)	12/1/2028	12.00	1,000,000	1,137,730
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	638,869	316,050
250,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	12/1/2049	5.00	218,716	232,339
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,100,000	1,100,002
700,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(c)	8/15/2039	5.00	694,750	700,367
2,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(c)	8/15/2051	5.00	1,990,000	1,913,164
250,000	NORTHWEST TX INDEP SCH DIST	2/15/2040	5.00	273,149	276,281
250,000	NORTHWEST TX INDEP SCH DIST	2/15/2041	5.00	271,934	274,925
1,000,000	PECOS BARSTOW TOYAH TX INDEP SCH DIST	2/15/2042	5.00	1,014,455	1,022,814
1,000,000	SAN ANTONIO TX WTR REVENUE	5/15/2039	5.00	1,013,801	1,008,035
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,000,576
1,000,000	TEXAS ST	10/1/2036	5.00	1,014,279	1,015,586
1,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2049	5.00	1,534,625	1,510,348
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	3,580,751	3,543,837
635,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	640,241	607,888
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	3/1/2050	3.00	724,104	748,147
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,536,020	1,558,989
2,420,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,588,697	2,547,002
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2053	5.25	1,030,045	1,040,254
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,553,629	3,621,640
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2049	5.00	1,035,637	1,020,920
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	488,285	329,515
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,826,939	3,577,159
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2054	5.13	5,146,700	5,130,350
				70,477,857	67,273,199	9.06%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(c)	3/1/2051	4.00	1,010,076	829,319
2,000,000	INTERMOUNTAIN PWR AGY UT PWR SPLY REVENUE	7/1/2043	5.25	2,205,602	2,227,921
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Utah (Cont'd):
1,000,000	JORDANELLE RIDGE PUBLIC INFRASTRUCTURE DIST #2 UT(c)	3/1/2054	7.75	$1,000,000	1,010,317
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,648	742,576
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,028,950	1,620,805
985,000	OLYMPIA PUBLIC INFRASTRUCTURE DIST #1 UT(c)	3/1/2055	6.38	978,814	1,002,271
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(c)	2/1/2041	4.13	500,000	387,215
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2039	5.25	1,055,084	1,112,904
2,000,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	4.70	2,000,000	2,006,034
1,000,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	5.00	1,000,000	1,021,377
1,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2033	5.50	1,031,534	1,103,433
2,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2037	5.00	2,011,929	2,035,783
620,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	6/15/2027	4.25	620,000	596,452
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	12/15/2031	3.50	897,068	788,987
825,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	6/15/2032	5.25	825,000	852,130
4,954,867	UTAH ST HSG CORP	12/21/2052	6.00	5,133,895	5,104,266
2,321,952	UTAH ST HSG CORP	1/21/2053	6.50	2,417,854	2,460,129
3,841,157	UTAH ST HSG CORP	4/21/2053	5.50	3,927,313	3,813,203
2,777,445	UTAH ST HSG CORP	5/21/2053	6.50	2,888,367	2,954,880
3,978,570	UTAH ST HSG CORP	6/21/2053	6.00	4,073,043	4,099,377
2,735,147	UTAH ST HSG CORP	9/21/2053	6.50	2,819,633	2,931,478
15,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	15,000	15,021
1,000,000	WOOD RANCH PUB INFRASTRUCTURE DIST UT SPL ASSMNT	12/1/2053	5.63	1,000,000	999,790
				40,314,810	39,715,668	5.35%
Vermont
335,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	332,553	313,120
				332,553	313,120	0.04%
Virgin Islands, U.S.
500,000	VIRGIN ISLANDS PUBLIC FIN AUTH REVENUE(c)	10/1/2024	5.00	498,207	499,373
				498,207	499,373	0.07%
Virginia
1,500,000	BOTETOURT CNTY VA RSDL CARE FAC REVENUE	7/1/2044	6.00	1,500,000	1,500,443
2,000,000	CHARLES CITY VA CNTY ECON DEV AUTH SOL WST DISP REVENUE	8/1/2027	4.25	2,000,000	1,999,940
3,000,000	CHESAPEAKE BAY VA BRIDGE & TUNNEL DIST REVENUE	7/1/2041	5.00	3,059,975	3,064,092
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,191
1,000,000	JAMES CITY CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	12/1/2058	6.88	1,005,411	1,097,478
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(d)	12/31/2040	5.63	373,459	122,150
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(p)	9/1/2041	2.91	192,594	1,155
850,000	VIRGINIA BEACH VA DEV AUTH RSDL CARE FAC REVENUE	9/1/2030	6.25	850,000	883,167
500,000	VIRGINIA BEACH VA DEV AUTH RSDL CARE FAC REVENUE	9/1/2043	6.50	500,966	567,603
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,000,000	1,000,883
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	644,913
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	11/1/2048	5.25	1,000,000	1,036,347
				12,982,405	12,419,362	1.67%
Washington
1,500,000	FRANKLIN CNTY WA SCH DIST #1 PASCO	12/1/2040	5.50	1,715,690	1,743,755
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington (Cont'd):
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(c)	1/1/2038	5.25	$688,678	725,307
240,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	240,000	243,706
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,013,100	1,001,440
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,584	302,809
500,000	SKAGIT CNTY WA PUBLIC HOSP DIST #1	12/1/2039	5.50	532,084	544,034
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,598	1,263,457
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	502,825
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	10/1/2025	5.00	1,000,000	1,000,387
230,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(c)	7/1/2025	6.00	230,218	231,903
				7,917,952	7,559,623	1.02%
West Virginia
1,000,000	WEST VIRGINIA ST ECON DEV AUTH SOL WST DISP FACS(x)	3/1/2040	3.38	1,000,000	982,982
3,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2049	4.85	3,000,000	3,034,500
1,885,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,885,000	1,277,737
1,410,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2053	4.85	1,410,000	1,429,721
				7,295,000	6,724,940	0.90%
Wisconsin
1,000,000	PUB FIN AUTH WI TAX INCREMENT REVNUE(c)	6/1/2041	5.00	972,242	1,012,111
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(d)(e)(g)(h)	12/31/2040	3.75	443,916	316,788
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2046	3.44	2,403	468
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2047	3.32	2,554	481
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2048	3.21	2,417	446
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2049	3.11	2,316	417
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2050	3.01	2,202	380
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2051	2.92	2,312	391
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2052	2.83	2,277	371
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2053	2.75	2,175	347
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2054	2.67	2,086	324
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2055	2.60	1,993	301
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2056	2.53	1,904	283
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(d)(e)	7/1/2056	5.50	104,505	80,750
2,167	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2057	1.55	984	31
16,287	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2057	2.47	1,659	236
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2058	2.40	1,754	250
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2059	2.35	1,689	235
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2060	2.29	1,627	219
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2061	2.24	1,558	203
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2062	2.18	1,501	190
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2063	2.14	1,438	179
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2064	2.09	$1,387	168
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2065	2.04	1,340	157
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2066	2.00	1,296	145
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(p)	1/1/2067	1.96	15,040	1,689
520,000	PUBLIC FIN AUTH WI EDU REVENUE(c)	6/15/2049	5.00	522,392	497,837
500,000	PUBLIC FIN AUTH WI EXEMPT FACS REVENUE	8/1/2035	4.00	474,160	472,914
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,046,806	1,022,736
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(c)	2/1/2062	6.00	1,000,000	1,040,901
850,000	PUBLIC FIN AUTH WI REVENUE(c)	6/1/2028	3.00	850,000	831,812
1,250,000	PUBLIC FIN AUTH WI REVENUE(c)(d)(e)	11/1/2028	6.25	1,250,000	687,500
1,000,000	PUBLIC FIN AUTH WI REVENUE(c)(e)	1/1/2033	6.13	991,779	450,000
250,000	PUBLIC FIN AUTH WI REVENUE(c)	10/1/2034	5.00	246,588	258,824
1,695,000	PUBLIC FIN AUTH WI REVENUE(c)	11/15/2053	4.75	1,713,490	1,285,003
245,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(c)	11/15/2024	5.00	244,955	245,853
80,000	RACINE CNTY WI	3/1/2026	4.00	80,000	80,031
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	515,590	418,504
330,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	3/15/2033	4.50	334,731	332,258
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	723,217	681,783
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,414,834	1,321,140
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2049	6.00	992,171	1,014,413
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,225,041
				15,477,288	13,284,110	1.79%
	Sub-total Municipal Bonds:			746,165,869	693,378,933	93.35%
Short-Term Investments:
27,401,638	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.19%(y)			27,401,638	27,401,638
	Sub-total Short-Term Investments:			27,401,638	27,401,638	3.69%
	Grand total			$808,014,488	750,869,857	101.09%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Security has converted to a fixed rate as of March 26, 2024, and will be going forward.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(d)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to $3,202,590 or
0.43% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 12/31/2040	8/12/2020	$1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.75%, 7/1/2030	8/12/2020	1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.00%, 7/1/2051	6/4/2021	400,000
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035	12/2/2015-1/21/2016	$1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/2037	6/28/2017	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 12/31/2040	6/27/2017-4/12/2018	1,462,522
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 7.25%, 5/15/2026	12/16/2013	559,270
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/2027	5/24/2017	1,000,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/2037	10/27/2017	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 7/1/2056	3/26/2018-3/8/2022	104,505
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.75%, 12/31/2040	3/26/2018	443,916
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.96%, 1/1/2067	3/26/2018	704-5,754
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.32%, 1/1/2047	3/26/2018	60-488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.21%, 1/1/2048	3/26/2018	53-485
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.11%, 1/1/2049	3/26/2018	52-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.01%, 1/1/2050	3/26/2018	50-474
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.92%, 1/1/2051	3/26/2018	49-519
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.83%, 1/1/2052	3/26/2018	64-516
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.75%, 1/1/2053	3/26/2018	63-509
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.67%, 1/1/2054	3/26/2018	61-505
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.60%, 1/1/2055	3/26/2018	60-498
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.53%, 1/1/2056	3/26/2018	59-491
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.55%, 1/1/2057	3/26/2018	845
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.40%, 1/1/2058	3/26/2018	63-481
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.35%, 1/1/2059	3/26/2018	$61-477
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.29%, 1/1/2060	3/26/2018	60-473
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.24%, 1/1/2061	3/26/2018	59-466
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.18%, 1/1/2062	3/26/2018	58-463
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.14%, 1/1/2063	3/26/2018	56-456
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.09%, 1/1/2064	3/26/2018	55-452
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.04%, 1/1/2065	3/26/2018	54-449
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.00%, 1/1/2066	3/26/2018	58-442
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.47%, 1/1/2057	3/26/2018	488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.44%, 1/1/2046	3/26/2018	495
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028	4/3/2017	1,250,000
PUBLIC FIN AUTH WI REVENUE, 6.13%, 1/1/2033	8/16/2018	988,170
SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE, 6.00%, 6/1/2031	6/16/2021	1,000,000

(f)	Security has converted to a fixed rate as of December 14, 2023, and will be going forward.
(g)	Variable or floating rate security. Rate as of June 30, 2024 is disclosed.
(h)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(i)	For step bonds, the coupon rate disclosed is the current rate in effect.
(j)	Security has converted to a fixed rate as of September 1, 2007, and will be going forward.
(k)	Security has converted to a fixed rate as of May 30, 2024, and will be going forward.
(l)	Security has converted to a fixed rate as of December 16, 2022, and will be going forward.
(m)
Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(n)	Security has converted to a fixed rate as of April 24, 2023, and will be going forward.
(o)	Security has converted to a fixed rate as of June 25, 2024, and will be going forward.
(p)	Zero coupon bond. Yield disclosed as of June 30, 2024.
(q)	Security has converted to a fixed rate as of June 21, 2023, and will be going forward.
(r)	When-Issued Security. Coupon rate is not in effect at June 30, 2024.
(s)	Security has converted to a fixed rate as of June 1, 2024, and will be going forward.
(t)	Security has converted to a fixed rate as of June 27, 2024, and will be going forward.
(u)	Security has converted to a fixed rate as of August 3, 2023, and will be going forward.
(v)	Security has converted to a fixed rate as of November 28, 2023, and will be going forward.
(w)	Security has converted to a fixed rate as of July 21, 2023, and will be going forward.
(x)	Security has converted to a fixed rate as of April 1, 2024, and will be going forward.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
(y)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was
$20,108,356 with net purchases of $7,293,282 during the six months ended June 30, 2024.

At June 30, 2024, the Clearwater Tax-Exempt Bond Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	339	$(37,285)	Short	9/24	$(296)
U.S. Treasury Long Bond	101	(11,950)	Short	9/24	(143)
Ultra 10-Year U.S. Treasury Note	100	(11,353)	Short	9/24	(216)
5-Year U.S. Treasury Note	207	(22,062)	Short	9/24	(129)
					$(784)
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2024 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
170,103	DESPEGAR.COM CORP.(b)	$2,140,283	2,250,463
		2,140,283	2,250,463	0.22%
Australia:
275,180	ADAIRS LTD.	331,893	337,774
10,590	ANZ GROUP HOLDINGS LTD.	95,677	199,504
288	ASX LTD.	5,293	11,527
40,640	ATLASSIAN CORP., CLASS A(b)	9,850,535	7,188,403
445,000	BEACH ENERGY LTD.	647,241	442,321
21,446	BHP GROUP LTD. SP ADR(c)(d)	1,082,699	1,224,352
49,300	BLUESCOPE STEEL LTD.	459,311	671,902
17,400	BRAMBLES LTD.	64,294	168,658
151,800	CEDAR WOODS PROPERTIES LTD.	545,697	478,987
971	COCHLEAR LTD.	35,893	215,152
11,330	COMMONWEALTH BANK OF AUSTRALIA	245,530	962,769
9,576	CSL LTD.	226,091	1,885,846
649,200	EMECO HOLDINGS LTD.	351,482	307,488
97,180	FORTESCUE LTD.	212,026	1,387,984
19,923	GOODMAN GROUP	57,689	461,850
1,039,600	GRANGE RESOURCES LTD.	584,855	249,666
208,100	HELIA GROUP LTD.	425,619	537,247
67,670	HUB24 LTD.	954,959	2,101,391
7,819	MACQUARIE GROUP LTD.	175,414	1,067,674
174,400	METCASH LTD.	556,523	411,852
44,772	NATIONAL AUSTRALIA BANK LTD.	551,214	1,082,096
403,300	NEW HOPE CORP. LTD.	712,713	1,312,922
64,600	NICK SCALI LTD.	464,540	595,137
26,749	NORTHERN STAR RESOURCES LTD.	133,395	231,975
282,000	OCEANAGOLD CORP.	577,376	647,257
166,000	QANTAS AIRWAYS LTD.(b)	569,833	647,821
2,468	RAMSAY HEALTH CARE LTD.	49,765	78,138
18,171	RIO TINTO LTD.	570,958	1,442,503
20,500	SANTOS LTD.	45,732	104,755
5,884	SEEK LTD.	49,598	83,843
39,820	SONIC HEALTHCARE LTD.	470,951	698,631
57,859	SOUTH32 LTD.	37,235	141,268
297,819	STOCKLAND	734,663	828,475
75,800	SUPER RETAIL GROUP LTD.	517,213	705,398
13,099	TRANSURBAN GROUP	36,728	108,355
12,261	TREASURY WINE ESTATES LTD.	49,081	101,751
204,600	VENTIA SERVICES GROUP PTY. LTD.	440,716	522,752
8,635	WESFARMERS LTD.	249,487	375,463
4,945	WOODSIDE ENERGY GROUP LTD. ADR(c)(d)	77,259	93,015
		23,247,178	30,113,902	2.89%
Austria:
18,200	BAWAG GROUP A.G.(b)(e)	714,959	1,151,935
1,727	ERSTE GROUP BANK A.G.	28,884	81,823
14,475	EUROTELESITES A.G.(b)	59,356	56,737
3,577	OMV A.G.	129,822	155,760
78	STRABAG S.E.	3,057	3,225
313	STRABAG S.E. (BEARER)	5,505	13,056
57,900	TELEKOM AUSTRIA A.G.(b)	363,157	577,915
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	711,879
23,500	WIENERBERGER A.G.	561,499	779,180
		2,462,158	3,531,510	0.34%
Belgium:
7,120	AGEAS S.A./N.V.	106,907	325,442
10,999	BPOST S.A.	57,208	35,633
12,294	D'IETEREN GROUP	1,786,503	2,608,236
102,700	ECONOCOM GROUP S.A./N.V.	381,201	233,171
23,100	FAGRON	432,754	450,744
38,644	GROUPE BRUXELLES LAMBERT N.V.	3,321,966	2,758,363
3,413	KBC GROUP N.V.	77,680	240,874
10,200	TESSENDERLO GROUP S.A.	441,457	258,345
2,245	UCB S.A.	107,034	333,474
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont'd):
4,564	WAREHOUSES DE PAUW CVA	$120,972	123,662
		6,833,682	7,367,944	0.71%
Brazil:
129,000	CAMIL ALIMENTOS S.A.	274,164	190,381
171,378	CI&T, INC., CLASS A(b)	2,244,853	891,166
92,700	CIA DE SANEAMENTO DE MINAS GERAIS COPASA MG	404,662	346,417
313,400	EMBRAER S.A.(b)	2,350,956	2,026,692
445,200	GPS PARTICIPACOES E EMPREENDIMENTOS S.A.(e)	1,695,318	1,373,007
686,108	GRUPO SBF S.A.	1,779,357	1,472,835
360,249	INTER & CO., INC.	2,228,159	2,215,531
499,715	NU HOLDINGS LTD., CLASS A(b)	5,044,260	6,441,326
235,400	ODONTOPREV S.A.	566,205	478,372
129,620	TELEFONICA BRASIL S.A. ADR(b)(c)	1,248,995	1,064,180
106,600	VIBRA ENERGIA S.A.	500,792	398,551
		18,337,721	16,898,458	1.62%
Canada:
3,840	AGNICO EAGLE MINES LTD.	146,646	251,136
99,791	ALIMENTATION COUCHE-TARD, INC.	2,870,813	5,599,909
7,866	ALTAGAS LTD.	135,598	177,726
57,800	ARTIS REAL ESTATE INVESTMENT TRUST	534,679	269,554
785	BANK OF MONTREAL	34,168	65,822
2,936	BANK OF NOVA SCOTIA (THE)	67,574	134,234
12,636	BROOKFIELD CORP.	405,931	524,899
11,000	BRP, INC. (SUB VOTING)	430,510	704,762
25,292	CANADIAN IMPERIAL BANK OF COMMERCE	945,299	1,202,620
9,230	CANADIAN NATURAL RESOURCES LTD.	252,893	328,588
132,116	CANADIAN NATURAL RESOURCES LTD. (TORONTO EXCHANGE)	4,391,672	4,705,978
132,266	CANADIAN PACIFIC KANSAS CITY LTD.	4,938,515	10,413,302
9,100	CANADIAN TIRE CORP. LTD., CLASS A	967,543	902,916
24,299	CARGOJET, INC.	1,945,486	2,486,649
47,300	CASCADES, INC.	494,913	312,210
13,725	CCL INDUSTRIES, INC., CLASS B	551,253	721,740
30,600	CELESTICA, INC.(b)	977,324	1,752,278
59,754	CELESTICA, INC. (NEW YORK EXCHANGE)(b)	1,434,024	3,425,697
42,208	CENOVUS ENERGY, INC.	703,459	829,809
2,324	CGI, INC.(b)	176,055	231,958
55,497	CI FINANCIAL CORP.	848,228	584,158
307	CONSTELLATION SOFTWARE, INC.	271,176	884,586
55,270	DOCEBO, INC.(b)	2,056,039	2,134,362
6,582	DOLLARAMA, INC.	86,132	600,970
86,700	DUNDEE PRECIOUS METALS, INC.	676,949	678,745
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	377,692
20,800	FINNING INTERNATIONAL, INC.	615,931	609,837
19,500	IA FINANCIAL CORP., INC.	882,358	1,224,550
3,996	IMPERIAL OIL LTD.	197,125	272,727
415	INTACT FINANCIAL CORP.	33,776	69,167
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	14,582
42,876	KINROSS GOLD CORP.	152,204	356,728
2,635	LOBLAW COS. LTD.	101,823	305,672
921	LUMINE GROUP, INC.(b)	9,604	24,862
12,954	MAGNA INTERNATIONAL, INC.	620,182	542,773
14,440	MANULIFE FINANCIAL CORP.	232,014	384,393
3,000	METRO, INC.	54,328	166,200
73,700	MULLEN GROUP LTD.	791,421	707,882
19,328	NATIONAL BANK OF CANADA	618,005	1,533,044
16,654	NORTHLAND POWER, INC.	261,688	286,321
3,028	ONEX CORP.	138,833	205,888
7,493	OPEN TEXT CORP.	205,449	225,090
7,809	PARKLAND CORP.	166,853	218,907
23,037	PEMBINA PIPELINE CORP.	732,001	854,212
27,600	PIZZA PIZZA ROYALTY CORP.	176,819	264,087
2,253	POWER CORP. OF CANADA	51,403	62,614
146,968	PRAIRIESKY ROYALTY LTD.	2,377,221	2,793,149
41,090	QUEBECOR, INC., CLASS B	926,060	867,124
3,916	RESTAURANT BRANDS INTERNATIONAL, INC.	219,594	275,569
3,754	ROGERS COMMUNICATIONS, INC., CLASS B	149,916	138,823
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
16,691	SHOPIFY, INC., CLASS A(b)	$464,706	1,102,441
10,500	STELCO HOLDINGS, INC.	316,173	285,286
147,963	SUNCOR ENERGY, INC.	3,330,000	5,640,342
2,568	TC ENERGY CORP.	79,373	97,327
9,096	TELUS CORP.	177,915	137,698
1,358	TFI INTERNATIONAL, INC.	127,516	197,181
1,036	THOMSON REUTERS CORP.	108,812	174,639
12,435	THOMSON REUTERS CORP. (NEW YORK EXCHANGE)	1,367,643	2,096,148
1,914	TORONTO-DOMINION BANK (THE)	108,744	105,193
416	TRISURA GROUP LTD.(b)	490	12,583
31,500	WAJAX CORP.	462,770	589,682
33,815	WASTE CONNECTIONS, INC.	4,821,961	5,929,798
		47,535,651	69,074,819	6.64%
Chile:
318,400	CENCOSUD S.A.	432,618	600,563
		432,618	600,563	0.06%
China:
654,000	3SBIO, INC.(b)(e)	426,195	539,344
620,676	ALIBABA GROUP HOLDING LTD.	9,133,156	5,603,455
362,762	ANHUI CONCH CEMENT CO. LTD., CLASS H	1,917,989	864,045
1,590,000	AVICHINA INDUSTRY & TECHNOLOGY CO. LTD., CLASS H	699,827	714,671
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	186,491
839,000	CHINA FEIHE LTD.(e)	457,946	387,856
529,000	CHINA NONFERROUS MINING CORP. LTD.	465,030	461,323
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	539,904
267,500	HENGAN INTERNATIONAL GROUP CO. LTD.	1,790,483	815,272
778,000	LI NING CO. LTD.	2,116,472	1,683,713
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	283,325
289,500	SINOTRUK HONG KONG LTD.	559,233	752,569
1,407,000	TRAVELSKY TECHNOLOGY LTD., CLASS H	1,668,035	1,650,408
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	278,042
		20,519,545	14,760,418	1.42%
Denmark:
99,529	ALK-ABELLO A/S(b)	1,331,566	2,188,126
44	AP MOLLER - MAERSK A/S, CLASS A	34,206	74,682
65	AP MOLLER - MAERSK A/S, CLASS B	50,354	112,986
1,300	CARLSBERG A/S, CLASS B	50,752	155,987
2,288	COLOPLAST A/S, CLASS B	117,799	274,866
22,200	D/S NORDEN A/S	318,701	966,562
12,005	DANSKE BANK A/S	141,793	357,707
3,896	DEMANT A/S(b)	70,444	168,620
2,447	DSV A/S	121,246	374,926
27,000	MATAS A/S	379,536	449,748
137,087	NOVO NORDISK A/S, CLASS B	8,269,010	19,795,616
2,460	NOVONESIS (NOVOZYMES), CLASS B	38,505	150,520
2,802	PANDORA A/S	27,668	422,881
12,200	PER AARSLEFF HOLDING A/S	552,758	668,347
245	ROCKWOOL A/S, CLASS B	37,155	99,423
6,562	SOLAR A/S, CLASS B	419,879	304,359
40,800	SPAR NORD BANK A/S	620,980	785,078
218	SVITZER GROUP A/S(b)	3,320	8,125
3,250	TOPDANMARK A/S	33,362	171,650
16,220	VESTAS WIND SYSTEMS A/S(b)	150,564	375,576
		12,769,598	27,905,785	2.68%
Egypt:
159,800	ABOU KIR FERTILIZERS & CHEMICAL INDUSTRIES	416,951	194,968
434,932	EASTERN CO. S.A.E.	244,707	164,702
		661,658	359,670	0.03%
Finland:
122,906	AMER SPORTS, INC.(b)	1,982,910	1,544,928
9,600	CARGOTEC OYJ, CLASS B	522,724	770,570
27,200	KEMIRA OYJ	447,150	662,995
5,584	KESKO OYJ, CLASS B	30,705	98,015
3,256	KONE OYJ, CLASS B	35,674	160,716
23,500	KONECRANES OYJ	864,459	1,332,610
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Finland (Cont'd):
21,225	NESTE OYJ	$67,704	377,902
403,250	NOKIA OYJ	1,569,489	1,536,776
653,299	NOKIA OYJ ADR(c)	2,831,156	2,469,470
46,541	NORDEA BANK ABP	419,121	553,715
15,829	STORA ENSO OYJ (REGISTERED)	75,698	216,224
11,934	UPM-KYMMENE OYJ	99,929	416,907
38,449	VALMET OYJ	999,027	1,099,013
		9,945,746	11,239,841	1.08%
France:
4,852	AIR LIQUIDE S.A.	515,417	838,068
10,358	AIRBUS S.E.	325,383	1,422,775
3,400	ARKEMA S.A.	302,979	295,486
21,399	AXA S.A.	257,534	700,581
15,160	BNP PARIBAS S.A.	712,479	966,505
18,366	CAPGEMINI S.E.	2,776,692	3,652,546
17,497	CIE DE SAINT-GOBAIN	382,786	1,360,783
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	314,171
37,390	COFACE S.A.	449,179	520,957
11,447	COVIVIO S.A.	483,830	544,062
43,315	CREDIT AGRICOLE S.A.	349,095	590,986
180,029	DANONE S.A.	11,154,792	11,005,142
305	DASSAULT SYSTEMES S.E.	9,968	11,530
1,853	EDENRED	30,825	78,208
26,507	ENGIE S.A.	331,812	378,550
591	ESSILORLUXOTTICA S.A.	53,785	126,903
2,068	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	286,293	445,603
2,901	EURAZEO S.E.	76,265	230,992
179,535	EXOSENS SAS(b)	3,878,315	4,078,111
20,187	GAZTRANSPORT ET TECHNIGAZ S.A.	2,527,166	2,635,389
9,197	GETLINK S.E.	70,409	152,175
376	HERMES INTERNATIONAL S.C.A.	464,612	861,729
3,399	INFOTEL S.A.	145,404	152,887
8,900	IPSEN S.A.	736,413	1,091,352
9,500	KAUFMAN & BROAD S.A.	362,957	260,455
1,026	KERING S.A.	174,510	371,942
671	KLEPIERRE S.A.	8,398	17,951
4,848	LEGRAND S.A.	109,851	480,984
17,925	L'OREAL S.A.	5,585,575	7,871,639
11,100	LVMH MOET HENNESSY LOUIS VUITTON S.E.	1,451,606	8,482,952
58,600	MERCIALYS S.A.	617,151	648,287
14,296	MERSEN S.A.	465,081	487,633
7,200	NEXITY S.A.(b)	364,332	64,270
2,734	PERNOD RICARD S.A.	171,347	370,975
91,678	PLUXEE N.V.(b)	2,337,771	2,571,892
3,242	PUBLICIS GROUPE S.A.	158,840	345,049
2,858	RENAULT S.A.	56,206	146,427
37,800	REXEL S.A.	752,778	978,043
81,454	SAFRAN S.A.	11,843,988	17,219,826
10,732	SANOFI S.A. ADR(c)	417,775	520,717
278	SCHNEIDER ELECTRIC S.E.	8,838	66,653
29,517	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	3,204,919	7,090,399
14,443	SOCIETE GENERALE S.A.	201,715	339,053
7,150	SODEXO S.A.(b)	475,096	643,213
4,719	SODEXO S.A.(b)	304,678	424,520
42,944	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	2,714,071	3,863,234
17,891	SOITEC(b)	1,711,363	1,996,510
51,800	TELEVISION FRANCAISE 1	458,222	404,414
1,413	THALES S.A.	81,763	226,231
13,711	TOTALENERGIES S.E. ADR(c)	688,373	914,249
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	404,081
10,500	VICAT S.A.	406,419	377,269
7,810	VINCI S.A.	316,569	822,862
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
22,858	VIVENDI S.E.	$196,031	238,825
		62,189,988	91,106,046	8.75%
Georgia:
11,300	TBC BANK GROUP PLC	401,480	367,107
		401,480	367,107	0.04%
Germany:
3,492	ADIDAS A.G.	145,098	833,966
7,853	ALLIANZ S.E. (REGISTERED)	680,763	2,182,439
9,733	BASF S.E.	392,844	470,988
3,104	BAYERISCHE MOTOREN WERKE A.G.	225,884	293,795
828	BEIERSDORF A.G.	35,556	121,085
45,162	BRENNTAG S.E.	3,140,267	3,045,139
5,205	DAIMLER TRUCK HOLDING A.G.	126,102	207,197
60,366	DELIVERY HERO S.E.(b)(e)	1,524,628	1,431,975
14,087	DEUTSCHE BANK A.G. (REGISTERED)	136,469	224,909
4,525	DEUTSCHE BOERSE A.G.	273,152	926,080
22,387	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	128,838	136,899
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(b)(e)	673,490	293,961
17,828	DEUTSCHE POST A.G.	210,542	721,521
44,230	DEUTSCHE TELEKOM A.G. (REGISTERED)	728,220	1,112,203
23,600	FREENET A.G.	557,311	626,806
49,183	FRESENIUS MEDICAL CARE A.G.	3,285,510	1,883,570
6,137	FRESENIUS S.E. & CO. KGAA(b)	142,558	183,239
17,800	GFT TECHNOLOGIES S.E.	540,241	475,620
2,246	HANNOVER RUECK S.E.	94,321	569,347
4,440	HEIDELBERG MATERIALS A.G.	183,098	460,381
20,563	INFINEON TECHNOLOGIES A.G.	112,405	755,463
6,898	JOST WERKE S.E.(e)	220,852	317,659
1,916	KION GROUP A.G.	36,282	80,210
8,791	MERCEDES-BENZ GROUP A.G.	481,778	607,909
2,159	MERCK KGAA	96,589	357,810
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	1,545,913
6,900	PUBLITY A.G.(b)(d)	253,482	25,346
662	RHEINMETALL A.G.	105,250	337,256
3,230	RWE A.G.	68,611	110,520
5,716	SAP S.E.	742,068	1,160,156
58,846	SCOUT24 S.E.(e)	3,823,856	4,487,104
12,193	SIEMENS A.G. (REGISTERED)	724,684	2,268,452
24,300	UNITED INTERNET A.G. (REGISTERED)	842,800	523,605
404	VOLKSWAGEN A.G.	40,235	48,502
		21,156,607	28,827,025	2.77%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	97,099
		54,075	97,099	0.01%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,495,854
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	141,669
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	345,876
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	490,513
48,544	CK ASSET HOLDINGS LTD.	130,843	181,829
2,000	CLP HOLDINGS LTD.	13,542	16,161
998,000	FIRST PACIFIC CO. LTD.	376,906	463,915
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	83,903
608,500	GRAND PHARMACEUTICAL GROUP LTD.	389,449	362,339
25,331	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	67,958
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	378,069
134,000	KINGBOARD HOLDINGS LTD.	630,206	315,393
40,500	LINK REIT	84,196	157,404
16,500	MTR CORP. LTD.	38,268	52,084
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	291,160
2,786,000	SINOFERT HOLDINGS LTD.(b)	377,076	356,765
1,024,000	SSY GROUP LTD.	465,746	553,368
49,500	SWIRE PACIFIC LTD., CLASS A	316,208	437,377
7,000	TECHTRONIC INDUSTRIES CO. LTD.	44,938	79,958
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
892,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	$611,829	941,226
469,800	VALUETRONICS HOLDINGS LTD.	216,550	220,002
626,000	VSTECS HOLDINGS LTD.	568,356	355,124
418,000	XINYI GLASS HOLDINGS LTD.	481,711	458,196
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	186,128
		7,530,192	8,432,271	0.81%
Hungary:
66,384	WIZZ AIR HOLDINGS PLC(b)(e)	1,872,904	1,876,362
		1,872,904	1,876,362	0.18%
India:
93,900	AMARA RAJA ENERGY & MOBILITY LTD.	730,323	1,872,820
511,000	CESC LTD.	527,922	996,416
56,262	CHENNAI PETROLEUM CORP. LTD.	624,358	662,628
70,200	FIRSTSOURCE SOLUTIONS LTD.	37,448	176,755
295,800	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	528,092	859,864
478,371	HCL TECHNOLOGIES LTD.	4,024,070	8,373,321
239,067	ICICI BANK LTD. ADR(c)	5,341,326	6,887,520
142,600	KARNATAKA BANK (THE) LTD.	387,774	383,060
52,500	LG BALAKRISHNAN & BROS. LTD.	457,964	899,811
108,100	LIC HOUSING FINANCE LTD.	554,741	1,032,938
44,300	MAHARASHTRA SEAMLESS LTD.	407,595	348,397
579,404	MUTHOOT MICROFIN LTD.(b)	1,971,072	1,669,684
27,269	NATCO PHARMA LTD.	353,611	381,578
194,300	NAVA LTD.	293,322	1,738,710
454,600	NMDC LTD.	552,018	1,341,380
454,600	NMDC STEEL LTD.(b)	218,274	309,109
182,100	OIL INDIA LTD.	563,046	1,578,982
108,434	PB FINTECH LTD.(b)	1,495,628	1,816,932
199,800	PETRONET LNG LTD.	538,925	791,293
460,200	REDINGTON LTD.	919,384	1,182,240
255,620	UPL LTD.	2,080,180	1,749,911
		22,607,073	35,053,349	3.37%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	698,054
12,980,500	BANK SYARIAH INDONESIA TBK PT	1,959,634	2,076,880
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	189,171
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	406,125
1,324,000	MATAHARI DEPARTMENT STORE TBK PT	151,981	114,814
		3,415,914	3,485,044	0.34%
Ireland:
90,100	DALATA HOTEL GROUP PLC	399,714	384,041
3,568	DCC PLC	188,706	249,871
125,715	EXPERIAN PLC	2,139,295	5,857,656
2,158	FLUTTER ENTERTAINMENT PLC(b)	240,212	394,595
35,413	ICON PLC(b)	6,284,570	11,100,913
920	KERRY GROUP PLC, CLASS A	50,283	74,536
17,539	RYANAIR HOLDINGS PLC	235,787	306,733
		9,538,567	18,368,345	1.77%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	429,432
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.	422,925	286,748
115,300	ICL GROUP LTD.	461,518	497,517
11,819	ITURAN LOCATION AND CONTROL LTD.	309,440	291,220
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	982,986
21,443	MONDAY.COM LTD.(b)	4,754,436	5,162,617
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	304,420
		7,051,225	7,954,940	0.76%
Italy:
416,800	A2A S.P.A.	806,512	830,029
42,000	BANCA IFIS S.P.A.	804,497	873,959
25,272	BANCA MEDIOLANUM S.P.A.	87,322	279,041
51,325	ENEL S.P.A.	241,363	356,953
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont'd):
1	ENI S.P.A.	$-	15
1,191	ENI S.P.A. ADR(c)	30,752	36,671
26,657	FERRARI N.V.	4,078,956	10,868,343
375,900	IREN S.P.A.	999,472	780,583
2,133	IVECO GROUP N.V.	4,835	23,917
75,670	LEONARDO S.P.A.	606,153	1,756,921
44,692	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	349,727	655,243
121,800	MFE-MEDIAFOREUROPE N.V., CLASS A	475,447	419,761
244,500	PIAGGIO & C S.P.A.	596,766	726,888
104,200	PIRELLI & C S.P.A.(e)	506,260	620,457
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	267,864
63,644	UNICREDIT S.P.A.	671,591	2,358,661
71,681	UNIPOL GRUPPO S.P.A.	376,844	712,396
		10,766,865	21,567,702	2.07%
Japan:
17,000	ADEKA CORP.	215,289	342,134
4,700	AEON CO. LTD.	52,433	100,462
400	AEON REIT INVESTMENT CORP.	470,169	331,158
2,300	AISIN CORP.	37,584	74,951
15,000	AJINOMOTO CO., INC.	116,767	525,918
23,000	ARCS CO. LTD.	480,595	415,570
5,500	ASAHI GROUP HOLDINGS LTD.	83,346	193,999
13,000	ASAHI KASEI CORP.	46,220	83,265
22,100	ASAHI YUKIZAI CORP	276,792	719,771
37,000	ASTELLAS PHARMA, INC.	236,149	365,654
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	87,824
13,800	BRIDGESTONE CORP.	205,726	542,256
32,100	BROTHER INDUSTRIES LTD.	541,898	564,828
24,700	BUNKA SHUTTER CO. LTD.	178,038	270,351
32,500	CHIBA BANK (THE) LTD.	178,628	289,266
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	479,620
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	328,750
28,400	CREDIT SAISON CO. LTD.	361,395	587,452
55,000	CRESCO LTD.	342,183	455,684
10,600	DAI-ICHI LIFE HOLDINGS, INC.	182,119	283,167
29,100	DAIICHI SANKYO CO. LTD.	150,922	999,120
4,500	DAIKIN INDUSTRIES LTD.	124,473	625,676
29,500	DAITRON CO. LTD.(d)	489,565	531,913
7,400	DAIWA HOUSE INDUSTRY CO. LTD.	74,451	187,518
17,400	DAIWABO HOLDINGS CO. LTD.	139,125	311,630
32,800	DENSO CORP.	185,234	509,257
3,300	DENTSU GROUP, INC.	56,753	83,131
40,800	ELEMATEC CORP.	418,802	510,729
20,400	EXEDY CORP.	319,517	373,791
13,000	FANUC CORP.	182,941	356,250
3,900	FAST RETAILING CO. LTD.	188,734	983,181
34,200	FJ NEXT HOLDINGS CO. LTD.	337,056	277,613
4,700	FUJI ELECTRIC CO. LTD.	61,631	267,353
36,100	FUJI PHARMA CO. LTD.	376,394	335,668
26,100	FUJIFILM HOLDINGS CORP.	163,215	610,282
24,000	FUJITSU LTD.	131,326	375,462
16,400	FURUNO ELECTRIC CO. LTD.	146,348	212,836
28,100	GUNGHO ONLINE ENTERTAINMENT, INC.	437,266	473,573
109,800	GUNMA BANK (THE) LTD.	500,229	700,880
3,000	HAMAMATSU PHOTONICS K.K.	52,686	80,328
23,400	HANWA CO. LTD.	846,909	895,916
141	HIROSE ELECTRIC CO. LTD.	11,109	15,573
95,000	HITACHI LTD.	295,895	2,126,266
10,500	HORIBA LTD.	551,352	847,101
20,100	HOSOKAWA MICRON CORP.	606,302	527,830
5,300	HOYA CORP.	112,594	616,176
39,700	IDOM, INC.	235,556	344,960
40,800	INNOTECH CORP.	377,287	448,853
15,200	INPEX CORP.	144,096	223,621
125,200	INTEGRAL CORP.	2,006,167	4,023,146
18,200	ITOCHU CORP.	192,005	888,451
21,720	ITOHAM YONEKYU HOLDINGS, INC.	686,193	579,821
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
48,200	IYOGIN HOLDINGS, INC.	$389,758	446,230
21,900	JACCS CO. LTD.	467,646	633,629
83,900	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	899,205	1,348,011
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	163,242
52,800	JAPAN LIFELINE CO. LTD.	391,231	371,822
15,900	JAPAN PETROLEUM EXPLORATION CO. LTD.	536,302	642,364
14,300	JAPAN TOBACCO, INC.(d)	255,669	386,453
60,400	JEOL LTD.	2,908,473	2,728,493
110,400	JVCKENWOOD CORP.	611,756	639,523
18,900	KAGA ELECTRONICS CO. LTD.	477,103	677,811
3,500	KAJIMA CORP.	15,004	60,509
26,900	KANAMOTO CO. LTD.	620,666	495,900
12,300	KANEKA CORP.	387,968	323,000
2,000	KANSAI PAINT CO. LTD.	10,449	32,196
4,000	KAO CORP.	75,208	162,198
29,762	KDDI CORP.	238,488	786,920
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	77,211
3,924	KEYENCE CORP.	180,512	1,720,668
30,000	KIKKOMAN CORP.	52,867	347,473
67,600	KITZ CORP.	466,295	477,725
9,700	KOMATSU LTD.	189,359	281,613
22,400	KOMERI CO. LTD.	432,959	486,593
2,300	KONAMI GROUP CORP.	50,313	165,542
21,000	KUBOTA CORP.	129,773	293,679
20,700	KUREHA CORP.	316,117	359,474
1,600	KYOCERA CORP.	11,033	18,413
167,800	KYOTO FINANCIAL GROUP, INC.	2,962,609	2,976,575
5,000	KYOWA KIRIN CO. LTD.	54,616	85,384
115,000	M&A RESEARCH INSTITUTE HOLDINGS, INC.(b)	2,979,800	2,869,818
19,100	MARUBENI CORP.	186,544	353,235
6,500	MARUI GROUP CO. LTD.	32,287	91,668
7,700	MAZDA MOTOR CORP.	38,348	74,468
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	1,542,153
4,800	MEIJI HOLDINGS CO. LTD.	38,749	103,494
7,900	MELCO HOLDINGS, INC.	216,766	171,857
8,700	MINEBEA MITSUMI, INC.	84,406	178,175
597	MIRAI CORP.	328,940	166,421
48,300	MIRAIT ONE CORP.	598,489	628,479
4,500	MITSUBISHI CHEMICAL GROUP CORP.	14,284	24,979
52,500	MITSUBISHI CORP.	230,376	1,027,224
19,400	MITSUBISHI ELECTRIC CORP.	185,711	309,587
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	162,086
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	85,150
12,000	MITSUBISHI HEAVY INDUSTRIES LTD.	45,240	128,510
21,200	MITSUBISHI SHOKUHIN CO. LTD.	523,817	719,448
33,200	MITSUI & CO. LTD.	187,177	753,392
7,400	MITSUI CHEMICALS, INC.	87,469	204,214
4,800	MITSUI OSK LINES LTD.	108,940	143,740
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	712,288
90,700	MONEY FORWARD, INC.(b)	3,329,455	3,041,373
20,400	MUGEN ESTATE CO. LTD.	117,733	161,156
32,400	MURATA MANUFACTURING CO. LTD.	162,615	668,984
20,200	NANTO BANK (THE) LTD.	470,557	447,592
4,500	NEC CORP.	151,340	370,455
16,700	NICHIAS CORP.	297,341	489,925
6,000	NIDEC CORP.	70,097	267,947
16,600	NIKKON HOLDINGS CO. LTD.	337,754	375,458
61,100	NINTENDO CO. LTD.	1,922,660	3,249,249
16,500	NIPPON EXPRESS HOLDINGS, INC.	839,922	760,442
760,000	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	717,061
9,300	NIPPON YUSEN K.K.	39,009	270,636
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	766,880
5,000	NISSAN CHEMICAL CORP.	50,851	158,400
42,500	NISSAN MOTOR CO. LTD.	138,126	144,203
3,600	NISSIN FOODS HOLDINGS CO. LTD.	43,959	91,337
3,000	NITERRA CO. LTD.	28,359	87,078
2,700	NITORI HOLDINGS CO. LTD.	87,310	285,120
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
3,200	NITTO DENKO CORP.	$77,639	252,794
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	322,394
24,800	NOMURA REAL ESTATE HOLDINGS, INC.	548,769	621,349
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	275,408
16,000	NSW, INC.	308,868	330,163
7,000	NTT DATA GROUP CORP.	36,519	102,766
27,100	OBAYASHI CORP.	184,757	322,054
51,100	OKAMURA CORP.	721,626	716,207
33,200	OLYMPUS CORP.	211,415	535,174
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	68,261
24,000	ORIENTAL LAND CO. LTD.	113,097	668,581
24,900	PANASONIC HOLDINGS CORP.	190,748	203,824
41,000	PERSOL HOLDINGS CO. LTD.	37,131	56,751
143,800	PLUS ALPHA CONSULTING CO. LTD.	2,855,680	1,695,498
33,600	RAITO KOGYO CO. LTD.	446,320	438,561
219,900	RAKUS CO. LTD.	2,872,583	2,846,303
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	128,391
45,300	RESONA HOLDINGS, INC.	172,185	299,719
26,600	RION CO. LTD.	502,380	484,418
1,600	ROHM CO. LTD.	13,823	21,381
24,300	S FOODS, INC.	538,392	438,907
43,200	SAKATA INX CORP.	465,522	484,386
47,600	SAN-AI OBBLI CO. LTD.	637,178	610,347
13,620	SBI HOLDINGS, INC.	110,355	344,288
1,200	SECOM CO. LTD.	44,072	70,833
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	175,711
6,000	SEKISUI HOUSE LTD.	44,394	132,873
235,100	SENSHU IKEDA HOLDINGS, INC.	595,691	584,499
266,997	SEVEN & I HOLDINGS CO. LTD.	3,204,541	3,252,621
15,600	SHIBAURA MECHATRONICS CORP.	411,582	822,226
4,000	SHIMADZU CORP.	25,419	100,068
1,500	SHIMANO, INC.	58,204	231,633
46,000	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,783,504
4,000	SHIONOGI & CO. LTD.	67,679	156,057
1,000	SHISEIDO CO. LTD.	14,042	28,516
28,900	SHIZUOKA FINANCIAL GROUP, INC.	174,482	277,342
900	SMC CORP.	106,941	427,037
36,800	SOFTBANK GROUP CORP.	412,233	2,376,481
40,700	SOJITZ CORP.	884,473	988,851
17,100	SOMPO HOLDINGS, INC.	114,918	365,085
11,100	SONY GROUP CORP.	774,356	941,040
20,300	STARTS CORP., INC.	452,981	428,358
5,700	SUBARU CORP.	26,572	120,809
17,900	SUMITOMO CORP.	237,245	446,916
40,400	SUMITOMO HEAVY INDUSTRIES LTD.	1,122,628	1,049,863
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	46,949
51,400	SUMITOMO RUBBER INDUSTRIES LTD.	619,521	511,955
23,200	SUZUKI MOTOR CORP.	104,611	266,910
7,800	SYSMEX CORP.	51,707	125,613
20,100	T RAD CO. LTD.	425,712	465,989
2,200	TAISEI CORP.	19,821	81,374
3,600	TDK CORP.	62,321	220,735
23,200	TERUMO CORP.	117,165	382,557
51,400	TOAGOSEI CO. LTD.	437,472	483,842
43,200	TOKIO MARINE HOLDINGS, INC.	359,676	1,612,381
32,700	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	107,478	176,050
9,900	TOKYO ELECTRON LTD.	135,391	2,147,492
8,200	TOKYO GAS CO. LTD.	148,002	176,089
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	519,033
3,000	TOTO LTD.	30,029	70,819
1,000	TOYO SUISAN KAISHA LTD.	25,714	59,264
33,300	TOYOTA BOSHOKU CORP.	638,507	440,957
4,000	TOYOTA INDUSTRIES CORP.	101,266	337,249
5,100	TOYOTA TSUSHO CORP.	14,141	99,280
32,900	TPR CO. LTD.	424,011	522,466
21,900	TRANSCOSMOS, INC.	679,057	471,648
13,400	TSUBAKIMOTO CHAIN CO.	454,524	518,876
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
50,900	TSUGAMI CORP.	$536,991	491,632
22,900	TV TOKYO HOLDINGS CORP.	472,559	535,173
6,300	UNICHARM CORP.	42,706	202,325
1,600	USS CO. LTD.	3,505	13,460
19,000	VALOR HOLDINGS CO. LTD.	422,334	290,745
31,600	VISIONAL, INC.(b)	1,593,837	1,410,206
23,000	WARABEYA NICHIYO HOLDINGS CO. LTD.	372,710	327,224
2,600	YAKULT HONSHA CO. LTD.	22,252	46,485
42,200	YAMABIKO CORP.	566,160	598,548
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	555,179	949,682
13,800	YAMAHA MOTOR CO. LTD.	46,377	127,716
5,000	YASKAWA ELECTRIC CORP.	48,019	179,533
15,300	YUASA TRADING CO. LTD.	465,442	539,194
		75,431,769	109,856,017	10.55%
Jordan:
29,800	HIKMA PHARMACEUTICALS PLC	629,055	712,343
		629,055	712,343	0.07%
Lithuania:
957,725	BALTIC CLASSIFIEDS GROUP PLC	2,131,588	2,905,585
		2,131,588	2,905,585	0.28%
Macau:
4,800	SANDS CHINA LTD.(b)	9,373	10,007
		9,373	10,007	0.00%
Malaysia:
315,600	FRENCKEN GROUP LTD.	209,370	379,372
274,300	RHB BANK BHD.	377,864	320,380
		587,234	699,752	0.07%
Mexico:
201,200	BANCO DEL BAJIO S.A.(e)	360,811	610,474
287,984	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(b)(c)	2,250,730	1,831,578
107,949	GRUMA S.A.B. DE C.V., CLASS B	1,224,860	1,969,516
172,344	GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V.	1,582,197	1,461,650
186,700	MEGACABLE HOLDINGS S.A.B. DE C.V. - CPO	409,781	469,225
377,479	PROLOGIS PROPERTY MEXICO S.A. DE C.V.	1,297,443	1,233,435
39,900	PROMOTORA Y OPERADORA DE INFRAESTRUCTURA S.A.B. DE C.V.	362,988	369,143
174,929	QUALITAS CONTROLADORA S.A.B. DE C.V.	851,542	1,777,879
		8,340,352	9,722,900	0.93%
Netherlands:
5,115	ADYEN N.V.(b)(e)	6,180,742	6,098,009
143,900	AEGON LTD.	363,250	888,905
459	AKZO NOBEL N.V.	18,664	27,911
13,815	ASM INTERNATIONAL N.V.	4,157,482	10,531,205
12,035	ASML HOLDING N.V. (REGISTERED)	3,466,894	12,308,555
21,600	ASR NEDERLAND N.V.	788,307	1,029,628
30,400	EUROCOMMERCIAL PROPERTIES N.V.	737,194	732,530
3,610	EXOR N.V.	90,616	377,721
39	FERROVIAL S.E.	588	1,514
51,500	FORFARMERS N.V.	322,452	148,640
82,183	FUGRO N.V.	2,071,152	1,985,593
980	HEINEKEN HOLDING N.V.	24,979	77,298
2,822	HEINEKEN N.V.	79,167	272,907
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	521,691
65,970	KONINKLIJKE KPN N.V.	190,999	252,929
348,412	KONINKLIJKE PHILIPS N.V.(b)	7,217,810	8,802,180
2,587	PROSUS N.V.(b)	61,382	92,148
209	RANDSTAD N.V.	4,033	9,475
23,800	SIGNIFY N.V.(e)	640,632	593,885
110,867	THEON INTERNATIONAL PLC(b)	1,194,426	1,517,408
65,144	UNIVERSAL MUSIC GROUP N.V.	1,561,783	1,938,099
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
6,193	WOLTERS KLUWER N.V.	$101,075	1,026,694
		29,477,008	49,234,925	4.73%
New Zealand:
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	105,794
		115,879	105,794	0.01%
Norway:
30,933	AKER BP ASA	1,041,758	788,607
32,200	ATEA ASA(b)	360,833	461,422
12,068	DNB BANK ASA	82,736	237,020
1,416	EQUINOR ASA ADR(c)	34,019	40,441
65,300	EUROPRIS ASA(e)	420,002	442,795
27,116	KONGSBERG GRUPPEN ASA	1,080,645	2,209,508
149,900	LEROY SEAFOOD GROUP ASA	666,520	607,350
23,955	NORSK HYDRO ASA	48,328	149,200
104,322	SCHIBSTED ASA, CLASS A	3,178,236	3,079,731
35,300	SPAREBANK 1 SR-BANK ASA	380,636	431,786
2,400	YARA INTERNATIONAL ASA	55,523	69,143
		7,349,236	8,517,003	0.82%
Poland:
24,000	ASSECO POLAND S.A.	487,128	477,240
176,144	INPOST S.A.(b)	2,566,043	3,105,038
366,200	ORANGE POLSKA S.A.	683,737	708,084
		3,736,908	4,290,362	0.41%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	77,070
14,452	GALP ENERGIA SGPS S.A.	143,129	305,214
9,417	JERONIMO MARTINS SGPS S.A.	105,676	184,054
123,300	NAVIGATOR (THE) CO. S.A.	307,999	513,139
365,400	SONAE SGPS S.A.	405,827	342,409
		1,011,160	1,421,886	0.14%
Russia:
25,740,000	RUSHYDRO PJSC(d)(f)	218,665	-
		218,665	-	0.00%
Saudi Arabia:
58,441	ALDREES PETROLEUM AND TRANSPORT SERVICES CO.	1,480,017	1,903,659
		1,480,017	1,903,659	0.18%
Singapore:
779,800	AZTECH GLOBAL LTD.	481,808	554,946
5,000	CITY DEVELOPMENTS LTD.	23,356	19,027
31,020	DBS GROUP HOLDINGS LTD.	158,529	818,736
39,200	KEPPEL LTD.	150,880	187,038
13,480	KEPPEL REIT	5,756	8,301
5,200	OVERSEA-CHINESE BANKING CORP. LTD.	43,484	55,336
91,157	SEA LTD. ADR(b)(c)	6,723,603	6,510,433
51,700	SINGAPORE AIRLINES LTD.	194,072	263,075
4,600	UNITED OVERSEAS BANK LTD.	26,071	106,282
48,200	VENTURE CORP. LTD.	558,851	505,460
		8,366,410	9,028,634	0.87%
South Africa:
134,900	ADCOCK INGRAM HOLDINGS LTD.	394,451	445,620
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	419,109
45,442	ASTRAL FOODS LTD.(b)	337,713	408,969
42,500	BARLOWORLD LTD.	242,391	195,754
132,200	INVESTEC PLC	773,831	958,399
68,600	OCEANA GROUP LTD.	268,470	270,912
5,284	THUNGELA RESOURCES LTD.	1,910	31,821
63,900	TIGER BRANDS LTD.	577,274	698,821
42,500	ZEDA LTD.(b)	47,481	28,849
		2,982,617	3,458,254	0.33%
South Korea:
25,000	DAESANG CORP.	545,401	511,260
20,489	DB HITEK CO. LTD.	270,468	727,869
4,784	DL E&C CO. LTD.	210,584	112,606
31,100	DOOSAN BOBCAT, INC.	908,313	1,159,048
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont'd):
9,900	GS HOLDINGS CORP.	$371,567	337,312
51,119	HANA MATERIALS, INC.	1,854,560	2,428,756
9,075	HUONS CO. LTD.	416,763	208,333
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	556,847
15,994	HYUNDAI GREEN FOOD/NEW	265,187	143,382
23,300	JW LIFE SCIENCE CORP.	391,190	201,939
25,300	KT CORP.	539,161	687,410
64,100	LG UPLUS CORP.	723,972	457,292
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	329,200
4,775	MAEIL DAIRIES CO. LTD.	380,764	148,991
17,812	NAVER CORP.	2,195,643	2,159,697
58,100	PARTRON CO. LTD.	410,902	327,116
10,810	SAMSUNG C&T CORP.	1,211,206	1,115,162
211,814	SAMSUNG ELECTRONICS CO. LTD.	8,263,921	12,541,112
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	412,052
13,500	SNT MOTIV CO. LTD.	436,653	488,903
14,900	VIEWORKS CO. LTD.	386,364	303,088
39,900	YOUNG POONG PRECISION CORP.	405,022	336,824
10,700	YOUNGONE CORP.	365,651	270,901
		21,783,487	25,965,100	2.49%
Spain:
1,260	ACCIONA S.A.	78,312	148,838
8,890	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	201,801	383,496
5,299	AMADEUS IT GROUP S.A.	128,321	352,642
51,052	BANCO SANTANDER S.A.	144,309	236,766
60,498	CAIXABANK S.A.	164,673	320,259
31,300	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	607,086	885,618
140,872	FAES FARMA S.A.	588,215	543,875
69,814	IBERDROLA S.A.	430,525	905,806
44,700	INDRA SISTEMAS S.A.	701,251	924,398
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	620,268
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	385,371
10,622	NATURGY ENERGY GROUP S.A.	164,427	229,333
3,164	REDEIA CORP. S.A.	28,806	55,300
31,112	REPSOL S.A.	268,381	490,961
21,125	TELEFONICA S.A. ADR(c)	69,434	88,936
		4,202,027	6,571,867	0.63%
Sweden:
2,065	ALLEIMA AB	1,539	13,404
22,200	ASSA ABLOY AB, CLASS B	89,466	627,523
38,416	ATLAS COPCO AB, CLASS A	61,494	721,999
15,920	ATLAS COPCO AB, CLASS B	22,691	257,072
151,373	BEIJER REF AB	1,506,652	2,335,077
44,000	BETSSON AB, CLASS B(b)	452,924	514,350
34,700	BILIA AB, CLASS A	639,435	463,256
195,400	CLOETTA AB, CLASS B	556,844	380,144
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	49,823
9,604	EPIROC AB, CLASS A	18,146	191,645
4,000	EPIROC AB, CLASS B	7,248	73,139
8,600	ESSITY AB, CLASS B	62,137	220,213
2,531	EVOLUTION AB(e)	183,079	263,631
340,103	FORTNOX AB	1,802,528	2,053,004
10,131	H & M HENNES & MAURITZ AB, CLASS B	98,015	160,247
91,081	HEMNET GROUP AB	2,784,417	2,751,593
25,557	HEXAGON AB, CLASS B	56,077	288,508
130,200	HUMANA AB(b)	538,994	404,150
17,500	HUSQVARNA AB, CLASS B	64,201	140,244
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	279,022
43,812	INVESTOR AB, CLASS B	150,033	1,199,570
49,100	INWIDO AB	276,126	669,398
7,801	KNOW IT AB	144,666	122,473
14,800	LOOMIS AB	372,004	385,395
44,500	MEKO AB	323,086	497,943
109,494	MUNTERS GROUP AB(e)	1,248,569	2,064,053
53,200	NCC AB, CLASS B	652,823	690,160
77,000	RESURS HOLDING AB(e)	417,550	166,365
97,355	SAAB AB, CLASS B	1,211,090	2,342,252
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
16,008	SANDVIK AB	$135,894	320,794
102,800	SECURITAS AB, CLASS B	820,674	1,020,338
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	520,279
2,634	SKANSKA AB, CLASS B	22,223	47,417
17,233	SPOTIFY TECHNOLOGY S.A.(b)	5,225,324	5,407,543
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	127,024
12,497	SVENSKA HANDELSBANKEN AB, CLASS A	60,798	119,028
12,741	SWEDBANK AB, CLASS A	176,972	262,177
35,506	TETHYS OIL AB	259,465	114,065
24,387	VOLVO AB, CLASS B	156,616	623,768
		20,858,161	28,888,086	2.78%
Switzerland:
217,551	ABB LTD. (REGISTERED)	4,365,749	12,087,646
4,727	ALCON, INC.	75,580	422,060
384	AVOLTA A.G.(b)	8,927	14,916
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	85,223
2,018	BARRY CALLEBAUT A.G. (REGISTERED)	2,990,343	3,288,277
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	396,973
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	346,597
42,234	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,994,718	6,592,819
1,200	DORMAKABA HOLDING A.G.	436,003	615,727
19,644	DSM-FIRMENICH A.G.	1,608,128	2,221,586
54,800	EFG INTERNATIONAL A.G.(b)	442,650	806,340
44,301	GARMIN LTD.	4,741,247	7,217,519
990	GEBERIT A.G. (REGISTERED)	85,632	584,887
140	GIVAUDAN S.A. (REGISTERED)	76,496	663,810
235,567	GLOBAL BLUE GROUP HOLDING A.G.(b)	2,097,127	1,135,433
70,081	HOLCIM A.G.(b)	3,377,641	6,210,528
11,900	IMPLENIA A.G. (REGISTERED)	452,936	425,828
3,711	JULIUS BAER GROUP LTD.	74,659	207,348
897	LONZA GROUP A.G. (REGISTERED)	50,452	489,609
117,259	MEDMIX A.G.(e)	4,422,551	1,772,360
52,290	NESTLE S.A. (REGISTERED)	1,713,416	5,338,125
117,960	NOVARTIS A.G. (REGISTERED)	8,861,402	12,626,427
11,952	ROCHE HOLDING A.G.	1,552,784	3,319,076
31,985	SANDOZ GROUP A.G.	720,213	1,158,431
773	SANDOZ GROUP A.G. ADR(c)	16,416	27,983
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	189,748
3,000	SGS S.A. (REGISTERED)	129,434	267,127
3,517	SIKA A.G. (REGISTERED)	117,252	1,006,814
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	404,141
635	SULZER A.G. (REGISTERED)	20,376	87,781
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	546,303
967	SWISS RE A.G.	77,541	120,007
194	SWISSCOM A.G. (REGISTERED)	49,415	109,151
535,918	UBS GROUP A.G. (REGISTERED)	10,633,758	15,777,206
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	872,458
8,800	VETROPACK HOLDING A.G. (REGISTERED)	405,746	317,347
6,700	ZEHNDER GROUP A.G. (REGISTERED)	261,335	393,745
4,209	ZURICH INSURANCE GROUP A.G.	808,513	2,244,457
		54,773,835	90,391,813	8.68%
Taiwan:
112,000	CHICONY ELECTRONICS CO. LTD.	297,094	590,355
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	301,977
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	554,077
401,000	COMPAL ELECTRONICS, INC.	465,340	428,917
204,000	GLOBAL BRANDS MANUFACTURE LTD.	458,790	467,216
115,500	HUAKU DEVELOPMENT CO. LTD.	518,394	485,975
19,537	INNODISK CORP.	110,047	181,871
102,000	INSYDE SOFTWARE CORP.	407,878	1,267,081
74,000	JENTECH PRECISION INDUSTRIAL CO. LTD.	2,309,512	2,737,235
383,000	KINDOM DEVELOPMENT CO. LTD.	503,834	644,600
660,000	POU CHEN CORP.	670,550	712,051
220,000	RADIANT OPTO-ELECTRONICS CORP.	841,929	1,285,082
105,000	SERCOMM CORP.	398,506	381,918
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont'd):
220,000	SIGURD MICROELECTRONICS CORP.	$403,537	520,814
146,000	SINO-AMERICAN SILICON PRODUCTS, INC.	723,315	978,839
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	1,189,449
340,000	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD.	8,705,170	10,124,070
157,000	TAIWAN SURFACE MOUNTING TECHNOLOGY CORP.	456,051	580,738
84,369	TOPCO SCIENTIFIC CO. LTD.	263,727	715,179
57,000	UNITED INTEGRATED SERVICES CO. LTD.	402,404	643,065
69,000	USERJOY TECHNOLOGY CO. LTD.	171,032	197,590
274,000	ZYXEL GROUP CORP.	358,266	336,994
		19,623,719	25,325,093	2.43%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	158,144
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	103,028
1,424,300	SUPALAI PCL (REGISTERED)	958,379	698,614
		1,568,826	959,786	0.09%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	1,737,404
53,800	COCA-COLA ICECEK A.S.	315,265	1,360,868
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	605,645	834,258
		1,590,429	3,932,530	0.38%
United Arab Emirates:
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(b)(f)	21,771	-
		21,771	-	0.00%
United Kingdom:
172,991	3I GROUP PLC	5,814,753	6,704,666
2,834	ADMIRAL GROUP PLC	35,119	93,681
540,200	AIRTEL AFRICA PLC(e)	753,867	820,123
52,849	ANGLO AMERICAN PLC	409,100	1,671,497
36,572	ASHTEAD GROUP PLC	2,385,693	2,441,904
55,296	ASHTEAD TECHNOLOGY HOLDINGS PLC	525,732	531,238
152,568	ASSOCIATED BRITISH FOODS PLC	3,731,147	4,771,387
78,119	ASTRAZENECA PLC	10,039,548	12,201,579
555,535	BAE SYSTEMS PLC	6,563,021	9,269,724
113,471	BAKKAVOR GROUP PLC(e)	166,389	205,117
26,000	BANK OF GEORGIA GROUP PLC	447,200	1,326,167
55,287	BERKELEY GROUP HOLDINGS PLC	3,056,265	3,206,475
101,626	BP PLC	527,172	610,468
5,069	BUNZL PLC	39,524	192,872
8,193	BURBERRY GROUP PLC	40,501	90,912
157,500	CENTRAL ASIA METALS PLC	465,910	401,178
95,800	CHEMRING GROUP PLC	430,898	451,100
10,667	CNH INDUSTRIAL N.V.	32,275	107,384
196,029	CNH INDUSTRIAL N.V. (BORSA ITALIANA EXCHANGE)	1,906,156	1,985,774
403,857	COMPASS GROUP PLC	6,256,721	11,027,138
30,300	COMPUTACENTER PLC	956,431	1,100,040
1,206,345	DELIVEROO PLC(b)(e)	1,832,856	1,996,148
41,339	DIPLOMA PLC	1,290,548	2,167,605
108,100	DRAX GROUP PLC	316,682	672,587
35,808	FERGUSON PLC	5,148,951	6,896,107
84,100	FRASERS GROUP PLC(b)	866,818	938,193
16,754	GAMES WORKSHOP GROUP PLC	1,489,566	2,259,771
80,331	GSK PLC	1,296,250	1,553,153
25,000	INFORMA PLC	150,330	270,454
1,567	INTERTEK GROUP PLC	73,290	94,962
518,146	J SAINSBURY PLC	1,239,535	1,670,220
29,785	JOHNSON MATTHEY PLC	563,804	589,995
234,700	JUPITER FUND MANAGEMENT PLC	895,723	228,150
317,088	KINGFISHER PLC	820,444	997,267
55,900	LANCASHIRE HOLDINGS LTD.	427,560	433,872
6,008	LAND SECURITIES GROUP PLC	44,636	47,049
46,925	LIBERTY GLOBAL LTD., CLASS A(b)	1,257,189	817,903
28,156	LIBERTY GLOBAL LTD., CLASS C(b)	810,496	502,585
7,804,198	LLOYDS BANKING GROUP PLC	5,132,965	5,400,258
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	716,517
278,852	M&G PLC	497,048	719,094
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
370,300	MAN GROUP PLC/JERSEY	$651,704	1,133,729
456,400	MITIE GROUP PLC	439,408	670,399
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	567,298
87,608	NATIONAL GRID PLC	1,075,428	977,438
1,518	NATIONAL GRID PLC ADR(c)	85,245	86,222
1	NATWEST GROUP PLC	-	4
2,141	NEXT PLC	36,699	244,554
123,700	OSB GROUP PLC	637,568	670,198
217,190	PEARSON PLC	2,322,191	2,720,240
79,693	PHOENIX GROUP HOLDINGS PLC	448,649	525,359
217,800	QINETIQ GROUP PLC	947,859	1,220,223
8,289	RECKITT BENCKISER GROUP PLC	303,157	448,673
51,535	REDROW PLC	403,308	434,520
384,600	REGIONAL REIT LTD.(e)(g)	308,027	75,843
9,953	RELX PLC	68,808	457,918
168,652	RELX PLC (LONDON EXCHANGE)	2,185,552	7,758,094
120,868	ROLLS-ROYCE HOLDINGS PLC(b)	107,369	697,941
24,928	SAGE GROUP (THE) PLC	108,477	343,003
73,436	SEGRO PLC	593,626	833,803
331,900	SERCO GROUP PLC	622,783	753,940
4,954	SEVERN TRENT PLC	76,220	149,044
40,001	SHELL PLC	1,215,684	1,433,020
20,192	SHELL PLC ADR(c)	1,032,043	1,457,459
414,000	SPEEDY HIRE PLC	294,411	177,935
108,800	STANDARD CHARTERED PLC	699,097	984,744
82,413	STHREE PLC	315,585	429,214
12,700	STOLT-NIELSEN LTD.	390,340	600,684
148,000	TP ICAP GROUP PLC	641,118	373,799
812,974	TRUSTPILOT GROUP PLC(b)(e)	2,326,198	2,209,513
126,800	TYMAN PLC	343,290	581,044
203,656	UNILEVER PLC	10,361,626	11,185,836
2,605	UNILEVER PLC ADR(c)	95,691	143,249
8,137	UNITED UTILITIES GROUP PLC	56,989	101,070
2,756	WHITBREAD PLC	54,937	103,645
21,642	WILLIS TOWERS WATSON PLC	4,753,588	5,673,234
306,422	WISE PLC, CLASS A(b)	2,748,139	2,639,777
2	WPP PLC	15	18
3,418	WPP PLC ADR(c)	138,696	156,476
151,700	ZIGUP PLC	615,982	808,285
		106,780,976	138,009,759	13.26%
United States:
18,921	AON PLC, CLASS A	4,078,480	5,554,827
210,292	ARCH CAPITAL GROUP LTD.(b)	7,019,719	21,216,360
20,000	BROOKFIELD RENEWABLE CORP., CLASS A	467,312	567,600
272,446	COUPANG, INC.(b)	5,163,515	5,707,744
22,029	ELASTIC N.V.(b)	1,818,279	2,509,323
12,316	EPAM SYSTEMS, INC.(b)	5,149,751	2,316,763
17,961	LIFE360, INC.(b)	484,947	581,757
203,613	LIFE360, INC. - CDI(b)(e)	2,144,157	2,223,541
11,472	LINDE PLC	3,812,444	5,034,028
73,487	SENSATA TECHNOLOGIES HOLDING PLC	3,750,363	2,747,679
25,077	STERIS PLC	4,200,211	5,505,405
2,781	TENARIS S.A. ADR(c)	72,215	84,876
		38,161,393	54,049,903	5.19%
Uruguay:
15,014	GLOBANT S.A.(b)	2,582,675	2,676,396
4,066	MERCADOLIBRE, INC.(b)	5,399,932	6,682,064
		7,982,607	9,358,460	0.90%
Vietnam:
401,584	FPT CORP.	1,058,373	2,058,798
		1,058,373	2,058,798	0.20%
	Sub-total Common Stocks:	711,743,603	988,616,979	94.98%
Preferred Stocks:
Brazil:
263,400	CIA DE SANENA DO PARANA(b)	350,151	263,395
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Brazil (Cont'd):
232,960	CIA ENERGETICA DE MINAS GERAIS, 0.94%(h)	$357,186	412,153
		707,337	675,548	0.07%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 1.24%(h)	477,638	632,135
		477,638	632,135	0.06%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 7.30%(h)	49,612	134,304
27,400	JUNGHEINRICH A.G., 2.44%(h)	758,041	902,623
1,772	PORSCHE AUTOMOBIL HOLDING S.E., 6.08%(h)	82,185	80,103
272	SARTORIUS A.G., 0.34%(h)	45,993	63,794
2,800	STO S.E. & CO. KGAA, 0.20%(h)	304,841	476,187
		1,240,672	1,657,011	0.16%
South Korea:
79,865	SAMSUNG ELECTRONICS CO. LTD., 2.27%(h)	3,317,974	3,690,094
		3,317,974	3,690,094	0.35%
	Sub-total Preferred Stocks:	5,743,621	6,654,788	0.64%
Rights:
United Kingdom:
824,142	REGIONAL REIT LTD. (CONTINGENT VALUE RIGHTS)(b)	179,061	58,341
		179,061	58,341	0.01%
	Sub-total Rights:	179,061	58,341	0.01%
Warrants:
Canada:
307	CONSTELLATION SOFTWARE, INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Warrants:	-	-	0.00%
Participatory Notes:
United Kingdom:
266,591	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/24	4,283,806	4,665,790
		4,283,806	4,665,790	0.45%
	Sub-total Participatory Notes:	4,283,806	4,665,790	0.45%
Short-Term Investments:
1,339,941	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	1,339,941	1,339,941
38,163,439	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.19%(j)	38,163,439	38,163,439
	Sub-total Short-Term Investments:	39,503,380	39,503,380	3.79%
	Grand total	$761,453,471	1,039,499,278	99.87%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.27% of net assets as of June 30, 2024.
(d)	Security is either wholly or partially on loan.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(f)	Security has been deemed worthless and is a Level 3 investment.
(g)
Restricted security that has been deemed illiquid. At June 30, 2024, the value of these restricted illiquid securities amounted to $75,843 or 0.01%
of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Regional REIT Ltd.	1/7/2022	$308,027

(h)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2024 (unaudited)
(j)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $38,094,637
with net purchases of $68,802 during the six months ended June 30, 2024.

At June 30, 2024, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	21.08%
United States Dollar	18.82
British Pound	13.94
Japanese Yen	10.99
Swiss Franc	7.98
Other currencies	27.19
100.00%
See accompanying notes to financial statements.

(Continued)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies
Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Under its management contract with each Fund, Clearwater Management Co., Inc. (“CMC”) is responsible for paying directly or reimbursing the Funds for expenses, with certain exceptions. Expenses borne by CMC include trustee and officer compensation. Additional information related to such compensation is available in the Funds’ Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b) There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: August 23, 2024

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: August 23, 2024